UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23799

AB ACTIVE ETFs, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

1

LOWV

May 31, 2024

AB US Low Volatility Equity ETF

Principal Listing Exchange: NYSE Arca

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US Low Volatility Equity ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/LOWV-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Low Volatility Equity ETF	$25	0.48%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB US Low Volatility Equity ETF	S&P 500 Index
11/23	$11,609	$11,541
05/24	$12,932	$13,428

Average Annual Total Returns

	6 Months	1 Year	Since Inception 3/21/23
AB US low Volatility Equity ETF	11.51%	22.64%	24.12%
S&P 500 Index	16.36%	28.19%	27.91%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/LOWV-S for the most recent performance information.

LOWV

2

Key Fund Statistics

Net Assets	$44,243,397
# of Portfolio Holdings	77
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$72,224

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$3,901,392	8.8%
Alphabet, Inc. - Class C	$2,271,918	5.1%
Apple, Inc.	$1,716,216	3.8%
Broadcom, Inc.	$1,555,732	3.5%
Merck & Co., Inc.	$1,186,228	2.7%
UnitedHealth Group, Inc.	$1,003,620	2.3%
AbbVie, Inc.	$968,085	2.2%
Visa, Inc. - Class A	$957,697	2.2%
Shell PLC	$891,992	2.0%
Eli Lilly & Co.	$813,777	1.8%
Total	$15,266,657	34.4%

Sector Allocation

Value	Value
Information Technology	29.0%
Health Care	15.8%
Financials	14.7%
Communication Services	10.8%
Industrials	7.2%
Consumer Discretionary	6.8%
Consumer Staples	5.9%
Utilities	3.7%
Energy	2.7%
Short-Term Investments	1.5%
Real Estate	1.1%
Materials	0.5%
Other assets less liabilities	0.3%

LOWV

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/LOWV-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/LOWV-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

-0524

LOWV

1

FWD

May 31, 2024

AB Disruptors ETF

Principal Listing Exchange: NYSE Arca

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Disruptors ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/FWD-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Disruptors ETF	$37	0.65%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB Disruptors ETF	MSCI ACWI (net)	MSCI ACWI Growth
11/23	$11,546	$11,210	$11,633
05/24	$14,770	$12,792	$13,458

Average Annual Total Returns

	6 Months	1 Year	Since Inception 3/21/23
AB Disruptors ETF	27.77%	38.25%	38.47%
MSCI ACWI (net)	14.11%	23.56%	22.83%
MSCI ACWI Growth	15.69%	25.96%	28.15%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/FWD-S for the most recent performance information.

FWD

2

Key Fund Statistics

Net Assets	$323,090,097
# of Portfolio Holdings	98
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$831,001

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,636,955	4.8%
Amazon.com, Inc.	$7,328,965	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,655,564	2.1%
Intuitive Surgical, Inc.	$6,443,169	2.0%
ASML Holding NV	$5,805,333	1.8%
Vistra Corp.	$5,618,530	1.7%
ARM Holdings PLC	$5,560,552	1.7%
Meta Platforms, Inc. - Class A	$5,523,533	1.7%
Boston Scientific Corp.	$5,508,146	1.7%
Apple, Inc.	$5,065,211	1.6%
Total	$69,145,958	21.4%

Sector Allocation

Value	Value
Information Technology	45.4%
Industrials	16.5%
Health Care	16.5%
Short-Term Investments	6.6%
Consumer Discretionary	6.1%
Communication Services	5.7%
Utilities	2.8%
Materials	1.2%
Energy	0.6%
Other assets less liabilities	-1.4%

FWD

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/FWD-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/FWD-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-DR-0154-0524

FWD

1

HYFI

May 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB High Yield ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Yield ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/HYFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB High Yield ETF	$21	0.40%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB High Yield ETF	Bloomberg U.S. Corporate Bond Index	Bloomberg U.S. Corporate HY 2% Issuer Capped Index
05/14	$10,000	$10,000	$10,000
11/14	$9,991	$10,171	$9,941
11/15	$9,624	$10,187	$9,605
11/16	$10,630	$10,653	$10,768
11/17	$11,453	$11,310	$11,754
11/18	$11,510	$10,966	$11,797
11/19	$12,665	$12,704	$12,938
11/20	$13,712	$13,944	$13,866
11/21	$14,684	$13,870	$14,597
11/22	$13,323	$11,726	$13,289
11/23	$14,378	$12,142	$14,444
05/24	$15,178	$12,527	$15,226

Average Annual Total Returns

	6 Months	1 Year	Since Inception 5/12/23
AB High Yield ETF	5.57%	11.45%	10.19%
Bloomberg U.S. Corporate Bond Index	3.17%	4.40%	3.49%
Bloomberg U.S. Corporate HY 2% Issuer Capped Index	5.41%	11.23%	10.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/HYFI-S for the most recent performance information.

HYFI

2

Key Fund Statistics

Net Assets	$128,567,067
# of Portfolio Holdings	818
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$219,603

Graphical Representation of Holdings

Sector Allocation

Value	Value
Industrial	81.8%
Financial Institutions	14.9%
Utility	1.3%
Short-Term Investments	1.0%
Materials	0.0%
Energy	0.0%
Consumer Discretionary	0.0%
Industrials	0.0%
Utilities	0.0%
Financials	0.0%
Consumer Staples	0.0%
Other assets less liabilities	1.0%

HYFI

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/HYFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/HYFI-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-HY-0154-0524

HYFI

1

BUFC

May 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Conservative Buffer ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Conservative Buffer ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/BUFC-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Conservative Buffer ETF	$34	0.69%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB Conservative Buffer ETF	S&P 500 Index
12/23	$10,000	$10,000
05/24	$10,586	$11,441

Average Annual Total Returns

Since Inception 12/13/23
AB Conservative Buffer ETF	5.69%
S&P 500 Index	14.41%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/BUFC-S for the most recent performance information.

BUFC

2

Key Fund Statistics

Net Assets	$552,124,766
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,256,760

Graphical Representation of Holdings

Sector Allocation

Value	Value
Options on Equity Indices	100.6%
Short-Term Investments	0.6%
Other assets less liabilities	-1.2%

BUFC

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/BUFC-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/BUFC-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-CB-0154-0524

BUFC

1

EYEG

May 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Corporate Bond ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Corporate Bond ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/EYEG-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Bond ETF	$15	0.30%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB Corporate Bond ETF	Bloomberg U.S. Corporate Bond Index
12/23	$10,000	$10,000
05/24	$10,274	$10,171

Average Annual Total Returns

Since Inception 12/13/23
AB Corporate Bond ETF	2.40%
Bloomberg U.S. Corporate Bond Index	1.71%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/EYEG-S for the most recent performance information.

EYEG

2

Key Fund Statistics

Net Assets	$24,604,644
# of Portfolio Holdings	380
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$34,859

Graphical Representation of Holdings

Sector Allocation

Value	Value
Industrial	61.5%
Financial Institutions	30.2%
Utility	5.8%
Short-Term Investments	1.8%
Other assets less liabilities	0.7%

EYEG

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/EYEG-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/EYEG-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-COB-0154-0524

EYEG

1

YEAR

May 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Ultra Short Income ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Ultra Short Income ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/YEAR-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Ultra Short Income ETF	$12	0.24%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB Ultra Short Income ETF	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month US T-Bill Index
11/22	$10,046	$9,942	$10,065
11/23	$10,616	$10,059	$10,580
05/24	$10,929	$10,272	$10,874

Average Annual Total Returns

	6 Months	1 Year	Since Inception 9/13/22
AB Ultra Short Income ETF	2.89%	5.85%	5.30%
Bloomberg U.S. Aggregate Bond Index	2.12%	1.31%	1.58%
FTSE 3-Month US T-Bill Index	2.78%	5.61%	5.01%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/YEAR-S for the most recent performance information.

YEAR

2

Key Fund Statistics

Net Assets	$1,024,453,165
# of Portfolio Holdings	230
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$1,018,507

Graphical Representation of Holdings

Sector Allocation

Value	Value
Governments - Treasuries	31.0%
Financial Institutions	28.3%
Industrial	20.1%
Short-Term Investments	7.8%
Other ABS - Fixed Rate	3.8%
Autos - Fixed Rate	3.6%
Utility	3.6%
Credit Cards - Fixed Rate	0.5%
Other assets less liabilities	1.3%

YEAR

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/YEAR-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/YEAR-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-USI-0154-0524

YEAR

1

LRGC

May 31, 2024

AB US Large Cap Strategic Equities ETF

Principal Listing Exchange: NYSE Arca

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US Large Cap Strategic Equities ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/LRGC-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US Large Cap Strategic Equities ETF	$26	0.48%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB US Large Cap Strategic Equities ETF	S&P 500 Index
09/23	$10,000	$10,000
11/23	$10,392	$10,313
05/24	$12,310	$12,000

Average Annual Total Returns

	6 Months	Since Inception 9/20/23
AB US Large Cap Strategic Equities ETF	18.45%	23.09%
S&P 500 Index	16.36%	20.00%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/LRGC-S for the most recent performance information.

LRGC

2

Key Fund Statistics

Net Assets	$121,639,179
# of Portfolio Holdings	73
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$178,461

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,246,239	8.4%
NVIDIA Corp.	$7,816,833	6.4%
Alphabet, Inc. - Class C	$6,636,748	5.5%
Apple, Inc.	$5,075,785	4.2%
Amazon.com, Inc.	$4,332,308	3.6%
Visa, Inc. - Class A	$4,278,984	3.5%
Meta Platforms, Inc. - Class A	$3,918,571	3.2%
UnitedHealth Group, Inc.	$3,399,724	2.8%
Walmart, Inc.	$2,837,873	2.4%
Progressive Corp. (The)	$2,620,321	2.2%
Total	$51,163,386	42.2%

Sector Allocation

Value	Value
Information Technology	29.3%
Health Care	14.5%
Financials	13.0%
Communication Services	11.7%
Consumer Discretionary	8.1%
Industrials	6.6%
Consumer Staples	5.7%
Materials	3.2%
Energy	2.8%
Utilities	1.9%
Short-Term Investments	1.6%
Real Estate	1.5%
Other assets less liabilities	0.1%

LRGC

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/LRGC-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/LRGC-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

-0524

LRGC

1

TAFL

May 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Tax-Aware Long Municipal ETF

Principal Listing Exchange: NYSE

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Long Municipal ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFL-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Long Municipal ETF	$14	0.28%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB Tax-Aware Long Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 20 Year (17-22) Municipal Index
12/23	$10,000	$10,000	$10,000
05/24	$10,143	$9,979	$10,020

Average Annual Total Returns

Since Inception 12/13/23
AB Tax-Aware Long Municipal ETF	0.99%
Bloomberg Municipal Bond Index	- 0.21%
Bloomberg 20 Year (17-22) Municipal Index	0.20%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/TAFL-S for the most recent performance information.

TAFL

2

Key Fund Statistics

Net Assets	$27,387,063
# of Portfolio Holdings	66
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$35,401

Graphical Representation of Holdings

Sector Allocation

Value	Value
Municipal Obligations	103.6%
Financial Institutions	0.4%
Short-Term Investments	0.0%
Other assets less liabilities	-4.0%

TAFL

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFL-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/TAFL-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-TALM-0154-0524

TAFL

1

HIDV

May 31, 2024

AB US High Dividend ETF

Principal Listing Exchange: NYSE Arca

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB US High Dividend ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/HIDV-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB US High Dividend ETF	$25	0.45%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB US High Dividend ETF	S&P 500 Index
11/23	$11,374	$11,541
05/24	$13,510	$13,428

Average Annual Total Returns

	6 Months	1 Year	Since Inception 3/21/23
AB US High Dividend ETF	18.89%	31.65%	28.74%
S&P 500 Index	16.36%	28.19%	27.91%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/HIDV-S for the most recent performance information.

HIDV

2

Key Fund Statistics

Net Assets	$13,156,006
# of Portfolio Holdings	108
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$25,164

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$858,489	6.5%
NVIDIA Corp.	$840,885	6.4%
Apple, Inc.	$769,769	5.9%
Amazon.com, Inc.	$411,458	3.1%
Eli Lilly & Co.	$303,526	2.3%
Alphabet, Inc. - Class A	$296,355	2.3%
Broadcom, Inc.	$264,381	2.0%
Meta Platforms, Inc. - Class A	$229,213	1.7%
Johnson & Johnson	$203,138	1.5%
Merck & Co., Inc.	$193,206	1.5%
Total	$4,370,420	33.2%

Sector Allocation

Value	Value
Information Technology	25.4%
Financials	17.8%
Health Care	10.1%
Consumer Discretionary	7.9%
Communication Services	7.7%
Utilities	7.3%
Real Estate	6.1%
Consumer Staples	4.5%
Energy	4.5%
Materials	4.4%
Industrials	3.9%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%

HIDV

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/HIDV-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/HIDV-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

-0524

HIDV

1

CPLS

May 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Core Plus Bond ETF

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Plus Bond ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CPLS-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Core Plus Bond ETF	$16	0.32%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB Core Plus Bond ETF	Bloomberg U.S. Aggregate Bond Index
12/23	$10,000	$10,000
05/24	$10,143	$10,092

Average Annual Total Returns

Since Inception 12/13/23
AB Core Plus Bond ETF	1.21%
Bloomberg U.S. Aggregate Bond Index	0.92%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/CPLS-S for the most recent performance information.

CPLS

2

Key Fund Statistics

Net Assets	$52,252,394
# of Portfolio Holdings	468
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$56,024

Graphical Representation of Holdings

Sector Allocation

Value	Value
Industrial	29.0%
Treasuries	24.9%
Treasury Bonds	20.2%
Financial Institutions	14.9%
Short-Term Investments	8.6%
Agency Fixed Rate 30-Year	6.4%
Utility	2.2%
Agency Fixed Rate 15-Year	1.1%
Other assets less liabilities	-7.3%

CPLS

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CPLS-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CPLS-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-CPB-0154-0524

CPLS

1

TAFM

May 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Tax-Aware Intermediate Municipal ETF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for the period of December 13, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFM-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Intermediate Municipal ETF	$14	0.28%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB Tax-Aware Intermediate Municipal ETF	Bloomberg Municipal Bond Index
12/23	$10,000	$10,000
05/24	$10,171	$9,979

Average Annual Total Returns

Since Inception 12/13/23
AB Tax-Aware Intermediate Municipal ETF	1.28%
Bloomberg Municipal Bond Index	- 0.21%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/TAFM-S for the most recent performance information.

TAFM

2

Key Fund Statistics

Net Assets	$29,988,099
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$34,469

Graphical Representation of Holdings

Sector Allocation

Value	Value
Municipal Obligations	97.0%
Short-Term Investments	3.8%
Agency CMBS	0.4%
Financial Institutions	0.3%
Other assets less liabilities	-1.5%

TAFM

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFM-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/TAFM-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-TAIM-0154-0524

TAFM

1

TAFI

May 31, 2024

AB Tax-Aware Short Duration Municipal ETF

Principal Listing Exchange: NYSE Arca

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

31 May, 2024

This semi-annual shareholder report contains important information about the AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/TAFI-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Tax-Aware Short Duration Municipal ETF	$14	0.27%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	AB Tax-Aware Short Duration Municipal ETF	Bloomberg Municipal Bond Index	Bloomberg 1-5 Year Municipal Bond Index
11/22	$10,022	$10,106	$10,031
11/23	$10,364	$10,539	$10,308
05/24	$10,484	$10,578	$10,341

Average Annual Total Returns

	6 Months	1 Year	Since Inception 9/13/22
AB Tax-Aware Short Duration Municipal ETF	1.16%	3.11%	2.79%
Bloomberg Municipal Bond Index	0.37%	2.67%	3.33%
Bloomberg 1-5 Year Municipal Bond Index	0.32%	2.53%	1.97%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/TAFI-S for the most recent performance information.

TAFI

2

Key Fund Statistics

Net Assets	$509,236,033
# of Portfolio Holdings	346
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$574,131

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	34.4%
A	38.7%
BBB	5.6%
BB	2.9%
B	0.2%
A-1+	1.1%
A-1	0.5%
SP-1+	0.2%
SP-1	0.6%
NR	1.7%
PR	3.4%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	10.6%
New Jersey	9.2%
New York	8.0%
Illinois	6.4%
Texas	6.1%
Florida	5.1%
Alabama	4.8%
Pennsylvania	4.5%
Georgia	3.9%
Arizona	3.4%
Washington	3.3%
Ohio	2.4%
Indiana	1.9%
Other	28.9%

TAFI

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/TAFI-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/TAFI-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P. Distributed by Foreside Fund Services, LLC. Foreside is not related to AB.

SCAN ME

Please scan QR code for

Fund Information

ETF-TASDM-0154-0524

TAFI

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MAY 05.31.24

SEMI-ANNUAL REPORT

AB US LOW VOLATILITY

EQUITY ETF

(NYSE: LOWV)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Information Technology – 29.0%
IT Services – 2.3%
Amdocs Ltd.	6,704	$529,616
VeriSign, Inc.(a)	2,764	481,820

		1,011,436

Semiconductors & Semiconductor Equipment – 6.9%
Analog Devices, Inc.	1,912	448,345
Applied Materials, Inc.	1,912	411,233
Broadcom, Inc.	1,171	1,555,732
NVIDIA Corp.	609	667,665

		3,082,975

Software – 15.9%
Adobe, Inc.(a)	1,384	615,548
Dolby Laboratories, Inc. – Class A	2,654	215,001
Gen Digital, Inc.	14,162	351,642
Intuit, Inc.	1,199	691,152
Microsoft Corp.	9,398	3,901,392
Nice Ltd. (Sponsored ADR)(a)	827	151,812
Oracle Corp.	6,027	706,304
ServiceNow, Inc.(a)	615	404,012

		7,036,863

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	8,927	1,716,216

		12,847,490

Health Care – 15.8%
Biotechnology – 4.0%
AbbVie, Inc.	6,004	968,085
Gilead Sciences, Inc.	6,123	393,525
Vertex Pharmaceuticals, Inc.(a)	903	411,172

		1,772,782

Health Care Equipment & Supplies – 0.9%
Medtronic PLC	4,778	388,786

Health Care Providers & Services – 5.7%
Cencora, Inc.	1,011	229,062
Cigna Group (The)	1,452	500,388
McKesson Corp.	1,389	791,161
UnitedHealth Group, Inc.	2,026	1,003,620

		2,524,231

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc.	280	159,034

Pharmaceuticals – 4.9%
Bristol-Myers Squibb Co.	3,727	153,142

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Eli Lilly & Co.	992	$813,777
Merck & Co., Inc.	9,449	1,186,228

		2,153,147

		6,997,980

Financials – 14.7%
Banks – 2.3%
Bank of America Corp.	9,586	383,344
JPMorgan Chase & Co.	3,175	643,350

		1,026,694

Capital Markets – 1.9%
Cboe Global Markets, Inc.	1,986	343,558
MSCI, Inc.	351	173,808
S&P Global, Inc.	769	328,756

		846,122

Financial Services – 4.9%
Fiserv, Inc.(a)	5,023	752,245
Mastercard, Inc. – Class A	949	424,269
Visa, Inc. – Class A	3,515	957,697

		2,134,211

Insurance – 5.6%
American Financial Group, Inc./OH	1,744	226,563
Everest Group Ltd.	1,381	539,874
Marsh & McLennan Cos., Inc.	2,959	614,229
Progressive Corp. (The)	2,137	451,292
Reinsurance Group of America, Inc.	1,265	265,397
Willis Towers Watson PLC	1,528	390,083

		2,487,438

		6,494,465

Communication Services – 10.8%
Diversified Telecommunication Services – 2.1%
Comcast Corp. – Class A	14,491	580,075
Verizon Communications, Inc.	8,829	363,313

		943,388

Entertainment – 1.1%
Electronic Arts, Inc.	3,525	468,402

Interactive Media & Services – 6.9%
Alphabet, Inc. – Class C(a)	13,060	2,271,918
Meta Platforms, Inc. – Class A	1,679	783,807

		3,055,725

Media – 0.7%
New York Times Co. (The) – Class A	6,204	317,645

		4,785,160

2 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 7.2%
Aerospace & Defense – 1.2%
L3Harris Technologies, Inc.	2,289	$514,636

Construction & Engineering – 0.6%
AECOM	3,109	271,540

Electrical Equipment – 0.5%
Eaton Corp. PLC	625	208,031

Professional Services – 4.9%
Automatic Data Processing, Inc.	2,025	495,963
Experian PLC (Sponsored ADR)	9,318	430,305
Genpact Ltd.	13,653	451,368
Paychex, Inc.	3,510	421,762
RELX PLC (Sponsored ADR)	4,603	202,348
Verisk Analytics, Inc.	764	193,124

		2,194,870

		3,189,077

Consumer Discretionary – 6.8%
Broadline Retail – 1.1%
Amazon.com, Inc.(a)	2,699	476,212

Hotels, Restaurants & Leisure – 3.1%
Booking Holdings, Inc.	139	524,913
Compass Group PLC (Sponsored ADR)	14,281	401,867
Yum! Brands, Inc.	3,263	448,434

		1,375,214

Specialty Retail – 2.6%
AutoZone, Inc.(a)	281	778,353
O’Reilly Automotive, Inc.(a)	182	175,313
Ulta Beauty, Inc.(a)	494	195,175

		1,148,841

		3,000,267

Consumer Staples – 5.9%
Beverages – 1.5%
Coca-Cola Co. (The)	10,686	672,470

Consumer Staples Distribution & Retail – 1.5%
Koninklijke Ahold Delhaize NV (Sponsored ADR)	6,077	188,083
Walmart, Inc.	7,475	491,556

		679,639

Household Products – 1.2%
Procter & Gamble Co. (The)	3,095	509,251

Tobacco – 1.7%
Philip Morris International, Inc.	7,180	727,909

		2,589,269

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 3.7%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	7,611	$686,893
NextEra Energy, Inc.	7,480	598,549

		1,285,442

Multi-Utilities – 0.8%
CenterPoint Energy, Inc.	11,751	358,523

		1,643,965

Energy – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
Exxon Mobil Corp.	2,702	316,836
Shell PLC (ADR)	12,256	891,992

		1,208,828

Real Estate – 1.1%
Industrial REITs – 0.4%
First Industrial Realty Trust, Inc.	3,663	172,601

Specialized REITs – 0.7%
Public Storage	1,058	289,712

		462,313

Materials – 0.5%
Chemicals – 0.5%
Sherwin-Williams Co. (The)	740	224,812

Total Common Stocks (cost $39,523,304)		43,443,626

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(b)(c)(d) (cost $688,081)	688,081	688,081

Total Investments – 99.7% (cost $40,211,385)		44,131,707
Other assets less liabilities – 0.3%		111,690

Net Assets – 100.0%		$44,243,397

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

4 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $39,523,304)	$43,443,626
Affiliated issuers (cost $688,081)	688,081
Cash	24
Receivable for investment securities sold	730,399
Unaffiliated dividends receivable	42,866
Affiliated dividends receivable	3,308
Receivable due from Adviser	84

Total assets	44,908,388

Liabilities
Payable for investment securities purchased	646,061
Advisory fee payable	18,930

Total liabilities	664,991

Net Assets	$44,243,397

Composition of Net Assets
Capital stock, at par	$69
Paid-in capital	40,282,936
Distributable earnings	3,960,392

Net Assets	$44,243,397

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 690,020 shares outstanding)	$64.12

See notes to financial statements.

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $568)	$210,761
Affiliated issuers	16,911
Interest	175	$227,847

Expenses
Advisory fee (see Note B)	72,723

Total expenses	72,723
Less: expenses waived and reimbursed by the Adviser (see Note B)	(499)

Net expenses		72,224

Net investment income		155,623

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions		(19,787)
Net change in unrealized appreciation (depreciation) of investments		2,577,654

Net gain on investment transactions		2,557,867

Net Increase in Net Assets from Operations		$2,713,490

See notes to financial statements.

6 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	March 22, 2023(a) to November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$155,623	$78,842
Net realized loss on investment transactions	(19,787)	(20,692)
Net change in unrealized appreciation (depreciation) of investments	2,577,654	1,342,668

Net increase in net assets from operations	2,713,490	1,400,818
Distribution to Shareholders	(91,868)	(44,870)
Transactions in Shares of the Fund
Net increase	26,602,307	13,663,520

Total increase	29,223,929	15,019,468
Net Assets
Beginning of period	15,019,468	– 0	–

End of period	$44,243,397	$15,019,468

(a)	Commencement of operations.

See notes to financial statements.

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 7

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB US Low Volatility Equity ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on March 22, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open

8 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 9

NOTES TO FINANCIAL STATEMENTS (continued)

participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$43,443,626		$	– 0	–	$	– 0	–	$43,443,626
Short-Term Investments	688,081			– 0	–		– 0	–	688,081

Total Investments in Securities	44,131,707			– 0	–		– 0	–	44,131,707
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$44,131,707		$	– 0	–	$	– 0	–	$44,131,707

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 11

NOTES TO FINANCIAL STATEMENTS (continued)

investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .48% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

12 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $499.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$246	$1,832	$1,390	$688	$17

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$4,714,255		$4,528,703
U.S. government securities	– 0	–	– 0	–

For the six months ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 13

NOTES TO FINANCIAL STATEMENTS (continued)

losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$25,993,399		$	– 0	–
U.S. government securities	– 0	–		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$4,402,305
Gross unrealized depreciation	(481,983)

Net unrealized appreciation	$3,920,322

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at

14 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares			Amount
	Six Months Ended May 31, 2024 (unaudited)		March 22, 2023(a) November 30, 2023	Six Months Ended May 31, 2024 (unaudited)		March 22, 2023(a) November 30, 2023

Shares sold	430,000		270,020	$26,602,307		$14,218,038

Shares redeemed	– 0	–	(10,000)	– 0	–	(554,518)

Net increase	430,000		260,020	$26,602,307		$13,663,520

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies.

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 15

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Foreign (Non-US) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

16 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate ("LIBOR") as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate ("SOFR"). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 17

NOTES TO FINANCIAL STATEMENTS (continued)

year. The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

2023
Distributions paid from:
Ordinary income	$44,870

Total taxable distributions	$44,870

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$33,972
Accumulated capital and other losses	(36,099	)(a)
Unrealized appreciation (depreciation)	1,340,897	(b)

Total accumulated earnings (deficit)	$1,338,770

(a)	As of November 30, 2023, the Fund had a net capital loss carryforward of $36,099.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $36,099, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

18 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended May 31, 2024 (unaudited)		March 22, 2023(a) to November 30, 2023

Net asset value, beginning of period	$ 57.76		$ 50.00

Income From Investment Operations

Net investment income(b)(c)	.32		.47

Net realized and unrealized gain on investment transactions	6.31		7.56

Net increase in net asset value from operations	6.63		8.03

Less: Dividends

Dividends from net investment income	(.27)		(.27)

Net asset value, end of period	$ 64.12		$ 57.76

Total Return

Total investment return based on net asset value(d)	11.51%		16.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,243		$15,019

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.48	%^	.48	%^

Expenses, before waivers/reimbursements	.48	%^	.48	%^

Net investment income(c)	1.03	%^	1.24	%^

Portfolio turnover rate(e)	16%		22%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 19

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB US Low Volatility Equity ETF (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

20 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 21

which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by the Adviser showing performance of the Fund against a broad-based securities market index for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory

22 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect

abfunds.com	AB US LOW VOLATILITY EQUITY ETF | 23

to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

24 | AB US LOW VOLATILITY EQUITY ETF	abfunds.com

AB US LOW VOLATILITY EQUITY ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-ULVE-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB DISRUPTORS ETF

(NYSE: FWD)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.8%
Information Technology – 45.4%
Communications Equipment – 2.0%
Arista Networks, Inc.(a)	16,685	$4,966,290
Calix, Inc.(a)	40,145	1,433,177

		6,399,467

Electronic Equipment, Instruments & Components – 2.8%
Celestica, Inc.(a)	41,303	2,309,664
Coherent Corp.(a)	25,081	1,431,122
Flex Ltd.(a)	97,284	3,223,019
Keyence Corp.	4,330	1,947,804

		8,911,609

IT Services – 1.2%
MongoDB, Inc.(a)	6,889	1,626,217
Shopify, Inc. – Class A(a)	35,189	2,081,429

		3,707,646

Semiconductors & Semiconductor Equipment – 24.9%
Advanced Micro Devices, Inc.(a)	19,024	3,175,106
Analog Devices, Inc.	11,817	2,770,968
Applied Materials, Inc.	11,694	2,515,145
ARM Holdings PLC (ADR)(a)	46,138	5,560,552
ASML Holding NV	6,141	5,805,333
Broadcom, Inc.	3,587	4,765,509
Cirrus Logic, Inc.(a)	28,885	3,313,109
Disco Corp.	9,017	3,528,304
Infineon Technologies AG	44,278	1,770,111
Lam Research Corp.	2,489	2,320,843
Lattice Semiconductor Corp.(a)	28,347	2,104,481
Marvell Technology, Inc.	27,348	1,881,816
MediaTek, Inc.	57,000	2,173,088
Micron Technology, Inc.	21,217	2,652,125
Monolithic Power Systems, Inc.	3,430	2,523,211
NVIDIA Corp.	14,263	15,636,955
Onto Innovation, Inc.(a)	11,999	2,600,183
Taiwan Semiconductor Manufacturing Co., Ltd.	262,607	6,655,564
Teradyne, Inc.	34,550	4,869,477
Texas Instruments, Inc.	20,160	3,931,402

		80,553,282

Software – 9.1%
Adobe, Inc.(a)	3,165	1,407,665
Bentley Systems, Inc. – Class B	42,743	2,147,408
Confluent, Inc. – Class A(a)	52,303	1,358,309
Crowdstrike Holdings, Inc. – Class A(a)	5,176	1,623,556
Fortinet, Inc.(a)	36,292	2,152,842

abfunds.com	AB DISRUPTORS ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

HubSpot, Inc.(a)	3,607	$2,204,057
Microsoft Corp.	11,343	4,708,820
Monday.com Ltd.(a)	6,934	1,566,460
Nutanix, Inc. – Class A(a)	40,824	2,258,180
Oracle Corp.	25,675	3,008,853
Palantir Technologies, Inc. – Class A(a)	84,701	1,836,318
Procore Technologies, Inc.(a)	30,292	2,033,502
Samsara, Inc. – Class A(a)	63,024	2,138,404
SentinelOne, Inc. – Class A(a)	56,617	952,864

		29,397,238

Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	26,347	5,065,211
Dell Technologies, Inc. – Class C	23,134	3,228,581
NetApp, Inc.	41,159	4,956,778
Pure Storage, Inc. – Class A(a)	39,979	2,410,334
Western Digital Corp.(a)	25,073	1,887,746

		17,548,650

		146,517,892

Health Care – 16.5%
Biotechnology – 2.5%
AbbVie, Inc.	16,882	2,722,053
Moderna, Inc.(a)	16,905	2,409,808
Regeneron Pharmaceuticals, Inc.(a)	2,981	2,921,857

		8,053,718

Health Care Equipment & Supplies – 6.3%
Boston Scientific Corp.(a)	72,888	5,508,146
Dexcom, Inc.(a)	16,559	1,966,712
Hoya Corp.	28,500	3,456,744
Intuitive Surgical, Inc.(a)	16,023	6,443,169
Stryker Corp.	8,251	2,814,334

		20,189,105

Health Care Providers & Services – 1.4%
Certara, Inc.(a)	84,085	1,425,241
McKesson Corp.	5,408	3,080,343

		4,505,584

Life Sciences Tools & Services – 4.1%
Charles River Laboratories International, Inc.(a)	9,290	1,936,408
Illumina, Inc.(a)	14,947	1,558,673
Lonza Group AG (REG)	9,198	4,959,161
Sartorius AG (Preference Shares)	7,484	1,962,097
Thermo Fisher Scientific, Inc.	5,200	2,953,496

		13,369,835

Pharmaceuticals – 2.2%
Eli Lilly & Co.	4,126	3,384,723

2 | AB DISRUPTORS ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Novo Nordisk A/S – Class B	28,046	$3,785,212

		7,169,935

		53,288,177

Industrials – 16.5%
Aerospace & Defense – 3.9%
BAE Systems PLC	135,669	2,404,453
Howmet Aerospace, Inc.	50,244	4,253,154
Rheinmetall AG	4,034	2,311,399
Rolls-Royce Holdings PLC(a)	647,306	3,736,694

		12,705,700

Building Products – 0.9%
Trane Technologies PLC	8,931	2,924,545

Construction & Engineering – 1.2%
Quanta Services, Inc.	13,841	3,819,285

Electrical Equipment – 7.0%
ABB Ltd. (REG)	65,723	3,596,980
Eaton Corp. PLC	14,386	4,788,380
Emerson Electric Co.	28,605	3,208,337
Prysmian SpA	74,105	4,828,510
Schneider Electric SE	13,048	3,221,807
Vertiv Holdings Co. – Class A	30,421	2,983,388

		22,627,402

Ground Transportation – 0.5%
Uber Technologies, Inc.(a)	22,030	1,422,257

Industrial Conglomerates – 0.5%
Honeywell International, Inc.	7,747	1,566,366

Machinery – 2.5%
Mitsubishi Heavy Industries Ltd.	344,900	3,002,470
SMC Corp.	5,665	2,841,062
Westinghouse Air Brake Technologies Corp.	13,850	2,343,836

		8,187,368

		53,252,923

Consumer Discretionary – 6.1%
Automobile Components – 0.8%
Aptiv PLC(a)	30,232	2,517,116

Automobiles – 0.4%
Tesla, Inc.(a)	7,971	1,419,476

Broadline Retail – 3.3%
Amazon.com, Inc.(a)	41,538	7,328,964
MercadoLibre, Inc.(a)	1,834	3,164,714

		10,493,678

abfunds.com	AB DISRUPTORS ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 1.6%
Booking Holdings, Inc.	675	$2,549,036
DoorDash, Inc. – Class A(a)	5,780	636,436
Meituan – Class B(a) (b)	157,100	2,110,504

		5,295,976

		19,726,246

Communication Services – 5.7%
Entertainment – 1.2%
Netflix, Inc.(a)	6,015	3,859,344

Interactive Media & Services – 3.7%
Alphabet, Inc. – Class A(a)	28,458	4,909,005
Meta Platforms, Inc. – Class A	11,832	5,523,533
Pinterest, Inc. – Class A(a)	40,798	1,692,709

		12,125,247

Media – 0.8%
Trade Desk, Inc. (The) – Class A(a)	26,346	2,444,382

		18,428,973

Utilities – 2.8%
Electric Utilities – 1.1%
Constellation Energy Corp.	15,617	3,392,793

Independent Power and Renewable Electricity Producers – 1.7%
Vistra Corp.	56,707	5,618,530

		9,011,323

Materials – 1.2%
Metals & Mining – 1.2%
Freeport-McMoRan, Inc.	74,136	3,909,191

Energy – 0.6%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	62,467	2,091,395

Total Common Stocks (cost $243,857,865)		306,226,120

SHORT-TERM INVESTMENTS – 6.6%
Investment Companies – 6.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(c)(d)(e) (cost $21,344,142)	21,344,142	21,344,142

Total Investments – 101.4% (cost $265,202,007)		327,570,262
Other assets less liabilities – (1.4)%		(4,480,165)

Net Assets – 100.0%		$323,090,097

4 | AB DISRUPTORS ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the market value of this security amounted to $2,110,504 or 0.7% of net assets.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

abfunds.com	AB DISRUPTORS ETF | 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $243,857,865)	$306,226,120
Affiliated issuers (cost $21,344,142)	21,344,142
Cash	167
Foreign currencies, at value (cost $339,560)	340,998
Receivable for investment securities sold and foreign currency transactions	3,441,975
Receivable for shares of beneficial interest sold	2,212,809
Unaffiliated dividends receivable	219,119
Affiliated dividends receivable	38,800
Receivable due from Adviser	685

Total assets	333,824,815

Liabilities
Payable for investment securities purchased	10,553,007
Advisory fee payable	181,711

Total liabilities	10,734,718

Net Assets	$323,090,097

Composition of Net Assets
Capital stock, at par	$438
Additional paid-in capital	252,774,328
Distributable earnings	70,315,331

Net Assets	$323,090,097

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 4,380,020 shares outstanding)	$73.76

See notes to financial statements.

6 | AB DISRUPTORS ETF	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $56,257)	$779,505
Affiliated issuers	133,706
Interest	1,914	$915,125

Expenses
Advisory fee (see Note B)	834,617

Total expenses	834,617
Less: expenses waived and reimbursed by the Adviser (see Note B)	(3,616)

Net expenses		831,001

Net investment income		84,124

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		11,403,172
In-kind redemptions		2,742,346
Foreign currency transactions		(18,267)
Net change in unrealized appreciation (depreciation) of:
Investments		43,357,618
Foreign currency denominated assets and liabilities		(4,150)

Net gain on investment and foreign currency transactions		57,480,719

Net Increase in Net Assets from Operations		$57,564,843

See notes to financial statements.

abfunds.com	AB DISRUPTORS ETF | 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	March 22, 2023(a) to November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$84,124	$(24,288)
Net realized gain (loss) on investment transactions	14,127,251	(5,443,437)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	43,353,468	19,012,666

Net increase in net assets from operations	57,564,843	13,544,941
Transactions in Shares of the Fund
Net increase	87,130,767	164,842,104
Other capital	2,050	5,392

Total increase	144,697,660	178,392,437
Net Assets
Beginning of period	178,392,437	– 0	–

End of period	$323,090,097	$178,392,437

(a)	Commencement of operations.

See notes to financial statements.

8 | AB DISRUPTORS ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Disruptors ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on March 22, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open

abfunds.com	AB DISRUPTORS ETF | 9

NOTES TO FINANCIAL STATEMENTS (continued)

futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or

10 | AB DISRUPTORS ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

abfunds.com	AB DISRUPTORS ETF | 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$128,580,887		$17,937,005		$	– 0	–	$146,517,892
Health Care	44,084,124		9,204,053			– 0	–	53,288,177
Industrials	35,735,038		17,517,885			– 0	–	53,252,923
Consumer Discretionary	19,726,246		– 0	–		– 0	–	19,726,246
Communication Services	18,428,973		– 0	–		– 0	–	18,428,973
Utilities	9,011,323		– 0	–		– 0	–	9,011,323
Materials	3,909,191		– 0	–		– 0	–	3,909,191
Energy	2,091,395		– 0	–		– 0	–	2,091,395
Short-Term Investments	21,344,142		– 0	–		– 0	–	21,344,142

Total Investments in Securities	282,911,319		44,658,943			– 0	–	327,570,262
Other Financial Instruments(a)	– 0	–	– 0	–		– 0	–	– 0	–

Total	$282,911,319		$44,658,943		$	– 0	–	$327,570,262

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a

12 | AB DISRUPTORS ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

abfunds.com	AB DISRUPTORS ETF | 13

NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .65% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six month ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $3,616.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,545	$71,926	$52,127	$21,344	$134

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

14 | AB DISRUPTORS ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$177,388,087		$178,424,780
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$81,529,147		$8,058,999
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$66,295,322
Gross unrealized depreciation	(3,927,067)

Net unrealized appreciation	$62,368,255

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of

abfunds.com	AB DISRUPTORS ETF | 15

NOTES TO FINANCIAL STATEMENTS (continued)

currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	March 22, 2023(a) to November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	March 22, 2023(a) to November 30, 2023

Shares sold	1,430,000	3,190,020	$97,151,240	$170,414,033

Shares redeemed	(140,000)	(100,000)	(10,020,473)	(5,571,929)

Net increase	1,290,000	3,090,020	$87,130,767	$164,842,104

(a)	Commencement of operations.

16 | AB DISRUPTORS ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Global Risk—The Fund invests in companies in multiple countries, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

abfunds.com	AB DISRUPTORS ETF | 17

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments. Because the Fund may invest to a significant extent in the information technology sector, the Fund’s performance largely depends on the general condition of that sector. Companies in the information technology sector could be affected by, among other things, changes in interest rates, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Depositary Receipts Risk—Investing in depositary receipts involves risks that are similar to the risks of direct investments in foreign securities. For example, investing in depositary receipts may involve risks relating to political, economic or regulatory conditions in foreign countries. In addition, the issuers of the securities underlying certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the

18 | AB DISRUPTORS ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

abfunds.com	AB DISRUPTORS ETF | 19

NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. There were no distributions paid during the fiscal period ended November 30, 2023.

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(5,095,970	)(a)
Unrealized appreciation (depreciation)	17,846,458	(b)

Total accumulated earnings (deficit)	$12,750,488

(a)	As of November 30, 2023, the Fund had a net capital loss carryforward of $5,095,970.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $5,095,970, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is

20 | AB DISRUPTORS ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB DISRUPTORS ETF | 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended May 31, 2024 (unaudited)		March 22, 2023(a) to November 30, 2023

Net asset value, beginning of period	$ 57.73		$ 50.00

Income From Investment Operations

Net investment income (loss)(b)(c)	.02		(.01)

Net realized and unrealized gain on investment transactions	16.01		7.74

Net increase in net asset value from operations	16.03		7.73

Net asset value, end of period	$ 73.76		$ 57.73

Total Return

Total investment return based on net asset value(d)	27.77%		15.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$323,090		$178,392

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.65	%^	.65	%^

Expenses, before waivers/reimbursements	.65	%^	.65	%^

Net investment income (loss)(c)	.07	%^	(.04	)%^

Portfolio turnover rate(e)	72%		90%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

22 | AB DISRUPTORS ETF	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Disruptors ETF (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB DISRUPTORS ETF | 23

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted that the assumptions and methods of allocation used by the Adviser in preparing profitability data for ETFs and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of ETF advisory contracts for unaffiliated ETFs because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its relationship with the Fund and the money market fund advised by the Adviser in

24 | AB DISRUPTORS ETF	abfunds.com

which the Fund invests. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed performance information prepared by the Adviser showing performance of the Fund against a broad-based securities market index for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund. The directors noted that the advisory fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors compared the Fund’s contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and

abfunds.com	AB DISRUPTORS ETF | 25

administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The Fund’s expense ratio was based on the Fund’s latest fiscal year. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser is responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect

26 | AB DISRUPTORS ETF	abfunds.com

to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB DISRUPTORS ETF | 27

NOTES

28 | AB DISRUPTORS ETF	abfunds.com

AB DISRUPTORS ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-DR-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB HIGH YIELD ETF

(NYSE: HYFI)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 78.8%
Industrial – 70.2%
Basic – 5.5%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	49	$50,986
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		292	146,791
7.50%, 09/30/2029(a)		17	8,759
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		156	150,542
Berry Global, Inc. 5.625%, 07/15/2027(a)		161	158,922
Chemours Co. (The) 5.75%, 11/15/2028(a)		189	173,094
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,619
6.75%, 04/15/2030(a)		175	173,152
7.00%, 03/15/2032(a)		418	412,846
Constellium SE 3.75%, 04/15/2029(a)		243	218,486
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		321	306,995
Domtar Corp. 6.75%, 10/01/2028(a)		52	46,934
Element Solutions, Inc. 3.875%, 09/01/2028(a)		352	320,306
ERP Iron Ore LLC 9.039%, 12/31/2019(b)(c)(d)(e)(f)		5	– 0	–
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		367	325,643
4.50%, 09/15/2027(a)		67	63,595
5.875%, 04/15/2030(a)		8	7,756
6.125%, 04/15/2032(a)		189	184,787
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		357	336,380
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		12	10,968
3.75%, 02/01/2030(a)		23	20,393
4.75%, 07/15/2027(a)		28	27,142
6.375%, 07/15/2032(a)		256	256,522
INEOS Finance PLC 7.50%, 04/15/2029(a)		531	535,604
INEOS Quattro Finance 2 PLC 9.625%, 03/15/2029(a)		214	225,815

abfunds.com	AB HIGH YIELD ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	100	$101,455
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a)(f)	U.S.$	39	37,103
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		352	339,071
LABL, Inc. 5.875%, 11/01/2028(a)		449	404,248
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b)(c)(d)(e)(g)		60	– 0	–
Mercer International, Inc. 5.125%, 02/01/2029		200	175,296
Mineral Resources Ltd. 8.00%, 11/01/2027(a)		156	158,649
Olympus Water US Holding Corp. 9.75%, 11/15/2028(a)		266	283,013
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		12	10,962
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028(a)		188	175,921
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		431	414,286
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)		53	52,601
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)		37	33,250
Vallourec SACA 7.50%, 04/15/2032(a)		254	261,328
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		166	159,534
5.625%, 08/15/2029(a)		344	316,466

			7,091,220

Capital Goods – 7.6%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(f)	EUR	120	29,987
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	368	323,005
4.00%, 09/01/2029(a)		200	165,028
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	100	88,003
4.125%, 08/15/2026(a)	U.S.$	205	174,264
5.25%, 08/15/2027(a)		400	235,840

2 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ball Corp. 2.875%, 08/15/2030	U.S.$	740	$625,167
3.125%, 09/15/2031		150	126,054
Bombardier, Inc. 7.25%, 07/01/2031(a)		174	177,671
7.875%, 04/15/2027(a)		65	65,063
8.75%, 11/15/2030(a)		567	608,958
Brand Industrial Services, Inc. 10.375%, 08/01/2030(a)		112	120,238
Calderys Financing LLC 11.25%, 06/01/2028(a)		307	327,357
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		159	157,456
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		126	121,616
5.125%, 07/15/2029(a)		11	10,556
6.375%, 02/01/2031(a)		191	191,229
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	20,687
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		384	383,988
EnerSys 4.375%, 12/15/2027(a)		80	75,463
6.625%, 01/15/2032(a)		175	176,603
Enviri Corp. 5.75%, 07/31/2027(a)		151	143,331
Esab Corp. 6.25%, 04/15/2029(a)		287	287,735
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		218	198,138
6.75%, 01/15/2031(a)		49	49,984
Griffon Corp. 5.75%, 03/01/2028		197	190,519
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(a)		46	47,250
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		3	2,941
LSB Industries, Inc. 6.25%, 10/15/2028(a)(h)		337	324,986
Madison IAQ LLC 5.875%, 06/30/2029(a)		234	216,902
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(a)		50	53,190
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		362	329,963

abfunds.com	AB HIGH YIELD ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Moog, Inc. 4.25%, 12/15/2027(a)	U.S.$	285	$267,216
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		67	61,308
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(a)		60	57,403
Reworld Holding Corp. 4.875%, 12/01/2029(a)		431	393,124
Stericycle, Inc. 3.875%, 01/15/2029(a)		323	293,458
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)		200	192,816
TransDigm, Inc. 4.625%, 01/15/2029		371	341,787
4.875%, 05/01/2029		355	329,795
6.375%, 03/01/2029(a)		117	116,890
6.75%, 08/15/2028(a)		505	510,813
6.875%, 12/15/2030(a)		150	151,962
7.125%, 12/01/2031(a)		202	207,410
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		190	195,768
Triumph Group, Inc. 9.00%, 03/15/2028(a)		336	347,044
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)		106	106,515
6.625%, 03/15/2032(a)		108	108,794
7.125%, 06/15/2025(a)		14	13,998

			9,745,273

Communications - Media – 8.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		106	95,412
Altice Financing SA 5.75%, 08/15/2029(a)		789	585,738
AMC Networks, Inc. 4.25%, 02/15/2029		180	126,947
10.25%, 01/15/2029(a)		247	246,894
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		454	365,720
Banijay Entertainment SASU 8.125%, 05/01/2029(a)		246	252,411
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		219	176,518
4.25%, 01/15/2034(a)		392	293,055
4.50%, 08/15/2030(a)		426	353,733
4.50%, 05/01/2032		691	548,108

4 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.50%, 06/01/2033(a)	U.S.$	244	$188,265
4.75%, 03/01/2030(a)		40	34,062
4.75%, 02/01/2032(a)		390	314,005
5.00%, 02/01/2028(a)		193	178,191
6.375%, 09/01/2029(a)		66	61,734
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		239	225,910
9.00%, 09/15/2028(a)		237	246,651
CSC Holdings LLC 4.50%, 11/15/2031(a)		333	203,673
4.625%, 12/01/2030(a)		215	90,268
5.375%, 02/01/2028(a)		204	143,273
5.50%, 04/15/2027(a)		356	272,828
6.50%, 02/01/2029(a)		477	322,261
7.50%, 04/01/2028(a)		200	111,678
11.25%, 05/15/2028(a)		209	168,632
DISH DBS Corp. 5.25%, 12/01/2026(a)		466	371,024
5.75%, 12/01/2028(a)		263	183,592
5.875%, 11/15/2024		86	81,936
7.375%, 07/01/2028		71	31,976
DISH Network Corp. 3.375%, 08/15/2026(i)		27	17,424
Gray Television, Inc. 4.75%, 10/15/2030(a)		125	71,079
5.375%, 11/15/2031(a)		29	16,076
7.00%, 05/15/2027(a)		173	152,800
Lamar Media Corp. 4.875%, 01/15/2029		8	7,617
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		400	335,448
6.75%, 10/15/2027(a)		200	189,356
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029(a)		54	36,369
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		448	417,993
National CineMedia LLC 5.75%, 08/15/2026(d)(e)(j)		21	– 0	–
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		11	9,791
Paramount Global 6.375%, 03/30/2062		184	166,675
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		214	158,672
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		130	88,141
5.50%, 03/01/2030(a)		111	73,187

abfunds.com	AB HIGH YIELD ETF | 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	172	$156,061
5.00%, 09/15/2029		176	154,563
Townsquare Media, Inc. 6.875%, 02/01/2026(a)		43	42,037
Univision Communications, Inc. 4.50%, 05/01/2029(a)		254	216,883
6.625%, 06/01/2027(a)		100	96,648
7.375%, 06/30/2030(a)		332	314,646
8.00%, 08/15/2028(a)		78	76,808
8.50%, 07/31/2031(a)		39	38,376
Urban One, Inc. 7.375%, 02/01/2028(a)		391	311,576
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		400	332,316
VZ Secured Financing BV 5.00%, 01/15/2032(a)		318	270,046
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		574	489,742

			10,514,825

Communications - Telecommunications – 1.9%
Altice France Holding SA 10.50%, 05/15/2027(a)		252	93,104
Altice France SA 3.375%, 01/15/2028(a)	EUR	245	182,576
5.125%, 07/15/2029(a)	U.S.$	224	150,311
5.50%, 01/15/2028(a)		200	139,546
5.50%, 10/15/2029(a)		324	217,624
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		54	45,630
Embarq Corp. 7.995%, 06/01/2036		61	19,192
Intelsat Jackson Holdings SA 6.50%, 03/15/2030(a)		189	178,253
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)		180	59,652
4.25%, 07/01/2028(a)		134	51,875
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	142	150,633
Telecom Italia Capital SA 7.20%, 07/18/2036	U.S.$	180	163,579
7.721%, 06/04/2038		351	321,060
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		385	317,017
4.75%, 07/15/2031(a)		397	329,462

			2,419,514

6 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 3.4%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)	U.S.$	328	$284,537
5.875%, 06/01/2029(a)		184	181,361
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028		86	85,482
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		246	237,722
Dana, Inc. 4.25%, 09/01/2030		20	17,415
Exide Technologies 11.00%, 10/31/2024(d)(e)(g)(j)		45	– 0	–
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		427	429,733
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		161	146,066
5.625%, 04/30/2033		649	580,913
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a)(f)		201	194,632
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a)(f)		200	196,448
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		201	189,248
5.875%, 01/15/2028(a)		400	389,124
JB Poindexter & Co., Inc. 8.75%, 12/15/2031(a)		56	57,457
Mclaren Finance PLC 7.50%, 08/01/2026(a)		200	173,650
PM General Purchaser LLC 9.50%, 10/01/2028(a)		239	242,554
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		130	112,247
Tenneco, Inc. 8.00%, 11/17/2028(a)		230	209,983
Titan International, Inc. 7.00%, 04/30/2028		19	18,392
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)		300	295,746
6.75%, 04/23/2030(a)		153	154,885
7.125%, 04/14/2030(a)		158	162,993

			4,360,588

Consumer Cyclical - Entertainment – 3.7%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		379	349,897

abfunds.com	AB HIGH YIELD ETF | 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	584	$538,466
5.75%, 03/01/2027(a)		161	158,071
10.50%, 06/01/2030(a)		135	146,671
Cedar Fair LP 5.25%, 07/15/2029		25	23,569
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		377	370,150
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		360	336,348
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	40,566
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		219	222,103
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		110	108,524
5.875%, 03/15/2026(a)		188	184,836
5.875%, 02/15/2027(a)		8	7,880
7.75%, 02/15/2029(a)		151	155,021
8.125%, 01/15/2029(a)		98	102,330
NCL Finance Ltd. 6.125%, 03/15/2028(a)		83	81,230
Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(a)		152	146,602
5.375%, 07/15/2027(a)		393	385,203
5.50%, 08/31/2026(a)		171	168,442
5.50%, 04/01/2028(a)		173	169,018
9.25%, 01/15/2029(a)		82	87,422
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		368	343,999
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		24	23,425
7.00%, 02/15/2029(a)		50	50,110
9.125%, 07/15/2031(a)		283	304,833
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	27,861
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		191	183,467

			4,716,044

Consumer Cyclical - Other – 4.6%
Affinity Interactive 6.875%, 12/15/2027(a)		54	48,053
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028(a)		36	37,726

8 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)	U.S.$	91	$80,397
6.25%, 09/15/2027(a)		347	338,891
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		158	138,019
5.00%, 03/01/2030(a)		158	148,896
6.375%, 06/15/2032(a)		115	114,643
6.375%, 03/01/2034(a)		35	34,315
Caesars Entertainment, Inc. 8.125%, 07/01/2027(a)		50	50,989
Century Communities, Inc. 3.875%, 08/15/2029(a)		100	88,743
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		269	254,931
5.50%, 04/01/2027(a)		161	157,695
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	220	246,102
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	41	39,169
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		736	624,614
3.75%, 05/01/2029(a)		183	165,829
4.875%, 01/15/2030		17	16,082
5.75%, 05/01/2028(a)		11	10,901
5.875%, 04/01/2029(a)		52	51,547
6.125%, 04/01/2032(a)		31	30,720
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		423	371,094
5.00%, 06/01/2029(a)		94	86,806
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		70	67,851
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(a)		49	45,845
Light & Wonder International, Inc. 7.00%, 05/15/2028(a)		9	9,050
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		469	425,205
Mattamy Group Corp. 4.625%, 03/01/2030(a)		387	354,666
MGM Resorts International 4.75%, 10/15/2028		9	8,417
5.50%, 04/15/2027		161	158,604
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(a)		155	145,097

abfunds.com	AB HIGH YIELD ETF | 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)	U.S.$	20	$14,553
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		20	18,544
Standard Industries, Inc./NJ 4.75%, 01/15/2028(a)		60	57,068
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16	15,906
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		103	97,770
5.75%, 01/15/2028(a)		8	7,883
5.875%, 06/15/2027(a)		283	281,831
Thor Industries, Inc. 4.00%, 10/15/2029(a)		357	311,454
Travel + Leisure Co. 4.50%, 12/01/2029(a)		104	94,714
4.625%, 03/01/2030(a)		12	10,893
6.625%, 07/31/2026(a)		278	279,151
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		308	285,769
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86	80,917

			5,907,350

Consumer Cyclical - Restaurants – 0.9%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		171	154,172
4.00%, 10/15/2030(a)		82	71,365
4.375%, 01/15/2028(a)		599	559,634
5.75%, 04/15/2025(a)		124	123,589
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)		242	218,579
IRB Holding Corp. 7.00%, 06/15/2025(a)		5	5,004
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	19,110

			1,151,453

Consumer Cyclical - Retailers – 5.2%
Arko Corp. 5.125%, 11/15/2029(a)		99	84,103
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		406	373,410
5.00%, 02/15/2032(a)		79	70,746

10 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bath & Body Works, Inc. 6.75%, 07/01/2036	U.S.$	373	$371,322
6.875%, 11/01/2035		285	287,482
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a)(f)		28	26,918
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		302	302,737
Carvana Co. 5.50%, 04/15/2027(a)		39	31,948
12.00%, 12/01/2028(a)(f)(h)		152	159,134
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		212	218,483
eG Global Finance PLC 12.00%, 11/30/2028(a)		204	211,368
FirstCash, Inc. 4.625%, 09/01/2028(a)		148	138,851
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		29	25,708
Gap, Inc. (The) 3.875%, 10/01/2031(a)		50	41,510
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		288	280,348
8.75%, 01/15/2032(a)		263	251,846
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		376	343,198
Hanesbrands, Inc. 9.00%, 02/15/2031(a)		382	389,946
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	65,037
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		330	306,527
8.25%, 08/01/2031(a)		111	115,212
Levi Strauss & Co. 3.50%, 03/01/2031(a)		86	74,160
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		150	133,752
4.375%, 01/15/2031(a)		39	34,428
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		58	39,332
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		342	296,924
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		168	167,269
Penske Automotive Group, Inc. 3.75%, 06/15/2029		89	79,106

abfunds.com	AB HIGH YIELD ETF | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)	U.S.$	515	$492,824
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		115	103,428
4.875%, 11/15/2031(a)		238	208,957
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		19	19,296
Staples, Inc. 7.50%, 04/15/2026(a)		206	206,008
10.75%, 04/15/2027(a)		61	52,902
10.75%, 09/01/2029(a)		258	249,264
White Cap Buyer LLC 6.875%, 10/15/2028(a)		378	361,051
William Carter Co. (The) 5.625%, 03/15/2027(a)		45	44,271
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		68	56,639

			6,715,445

Consumer Non-Cyclical – 8.4%
ACCO Brands Corp. 4.25%, 03/15/2029(a)		50	44,367
AdaptHealth LLC 4.625%, 08/01/2029(a)		206	176,610
5.125%, 03/01/2030(a)		239	208,575
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		346	309,168
4.625%, 01/15/2027(a)		269	259,179
6.50%, 02/15/2028(a)		290	292,332
Bausch + Lomb Corp. 8.375%, 10/01/2028(a)		396	402,962
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	42,971
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		196	141,861
6.25%, 02/15/2029(a)		31	16,761
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		113	89,268
5.25%, 05/15/2030(a)		840	697,544
5.625%, 03/15/2027(a)		266	252,075
6.00%, 01/15/2029(a)		14	12,553
6.875%, 04/01/2028(a)		51	37,491
6.875%, 04/15/2029(a)		126	98,606
8.00%, 03/15/2026(a)		22	22,000
Darling Ingredients, Inc. 5.25%, 04/15/2027(a)		162	157,864

12 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	246	$206,441
4.625%, 06/01/2030(a)		744	666,646
Elanco Animal Health, Inc. 6.65%, 08/28/2028(h)		263	265,412
Embecta Corp. 5.00%, 02/15/2030(a)		409	338,202
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		122	72,878
Encompass Health Corp. 4.75%, 02/01/2030		171	158,252
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(a)		158	161,805
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		61	61,020
Grifols SA 3.875%, 10/15/2028(a)	EUR	200	181,838
4.75%, 10/15/2028(a)	U.S.$	403	348,772
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 04/30/2028(a)		88	93,614
Hologic, Inc. 3.25%, 02/15/2029(a)		308	275,133
IQVIA, Inc. 5.00%, 05/15/2027(a)		194	188,520
6.50%, 05/15/2030(a)		200	202,068
Kedrion SpA 6.50%, 09/01/2029(a)		200	182,588
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/2029(a)		80	81,035
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		150	147,278
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		330	297,165
4.875%, 05/15/2028(a)		17	16,351
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		212	178,699
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028(a)		78	84,924
Medline Borrower LP 3.875%, 04/01/2029(a)		398	362,881
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		450	319,649
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		82	87,820

abfunds.com	AB HIGH YIELD ETF | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Newell Brands, Inc.
5.70%, 04/01/2026(h)	U.S.$	91	$89,775
6.375%, 09/15/2027		8	7,894
7.00%, 04/01/2046(h)		27	22,216
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		400	369,456
5.125%, 04/30/2031(a)		249	219,937
Owens & Minor, Inc. 6.625%, 04/01/2030(a)		154	146,700
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		84	76,392
Perrigo Finance Unlimited Co. 4.65%, 06/15/2030(h)		219	201,392
Post Holdings, Inc. 5.50%, 12/15/2029(a)		150	143,043
6.25%, 02/15/2032(a)		136	135,357
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		197	181,128
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		24	24,038
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, 03/01/2029(a)		91	79,517
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		193	191,593
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		109	100,412
Star Parent, Inc. 9.00%, 10/01/2030(a)		84	87,675
Tenet Healthcare Corp. 5.125%, 11/01/2027		156	151,992
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		222	205,177
US Foods, Inc. 4.75%, 02/15/2029(a)		89	83,575
6.875%, 09/15/2028(a)		8	8,147

			10,766,594

Energy – 8.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		9	8,629
5.75%, 01/15/2028(a)		11	10,777
Berry Petroleum Co., LLC 7.00%, 02/15/2026(a)		63	62,005

14 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)	U.S.$	77	$77,794
7.25%, 07/15/2032(a)		69	70,294
Buckeye Partners LP 3.95%, 12/01/2026		291	277,122
4.125%, 03/01/2025(a)		10	9,814
4.125%, 12/01/2027		87	80,699
5.85%, 11/15/2043		85	72,986
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	15,999
7.00%, 06/15/2025(a)		50	50,055
8.375%, 01/15/2029(a)		227	234,945
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		58	56,548
8.375%, 07/01/2028(a)		411	431,829
8.75%, 07/01/2031(a)		93	99,363
CNX Resources Corp. 6.00%, 01/15/2029(a)		47	45,911
7.25%, 03/01/2032(a)		140	142,269
7.375%, 01/15/2031(a)		11	11,194
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		58	56,069
Crescent Energy Finance LLC 7.625%, 04/01/2032(a)		190	193,876
9.25%, 02/15/2028(a)		100	106,035
CVR Energy, Inc. 8.50%, 01/15/2029(a)		160	160,654
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		86	87,888
EnLink Midstream Partners LP Series C 9.701% (CME Term SOFR 3 Month + 4.37%), 07/05/2024(k)(l)		102	100,599
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		74	69,024
4.75%, 01/15/2031(a)		226	207,922
5.50%, 07/15/2028		26	25,517
6.50%, 07/15/2048		125	125,129
7.50%, 06/01/2027(a)		311	317,475
7.50%, 06/01/2030(a)		130	137,318
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		7	7,000
7.75%, 02/01/2028		28	28,125
8.25%, 01/15/2029		138	141,558

abfunds.com	AB HIGH YIELD ETF | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029	U.S.$	208		$205,204
7.00%, 08/01/2027		21		21,093
Gulfport Energy Corp. 8.00%, 05/17/2026(a)		29		29,345
8.00%, 05/17/2026		0	**	170
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		125		120,495
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		131		126,538
6.00%, 04/15/2030(a)		81		78,193
6.00%, 02/01/2031(a)		9		8,622
6.25%, 04/15/2032(a)		43		41,274
8.375%, 11/01/2033(a)		74		79,382
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		58		60,864
ITT Holdings LLC 6.50%, 08/01/2029(a)		352		322,362
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		41		41,626
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		230		229,386
10.50%, 05/15/2027(a)		48		49,118
Murphy Oil Corp. 5.875%, 12/01/2042(h)		20		17,653
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		27		27,077
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		55		54,895
9.125%, 01/31/2030(a)		78		80,516
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		160		150,602
6.75%, 09/15/2025(a)		245		242,246
8.75%, 03/15/2029(a)		313		300,499
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		546		555,888
8.375%, 02/15/2032(a)		185		188,382
NuStar Logistics LP 5.625%, 04/28/2027		234		230,385
5.75%, 10/01/2025		8		7,964
Parkland Corp. 5.875%, 07/15/2027(a)		189		186,148
PBF Holding Co., LLC/PBF Finance Corp. 6.00%, 02/15/2028		143		139,741
7.875%, 09/15/2030(a)		234		240,266

16 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Permian Resources Operating LLC 5.875%, 07/01/2029(a)	U.S.$	40	$39,170
9.875%, 07/15/2031(a)		30	33,181
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		208	193,617
6.875%, 04/15/2040(a)		24	22,806
Southwestern Energy Co. 5.70%, 01/23/2025(h)		32	31,892
8.375%, 09/15/2028		10	10,329
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.50%, 10/15/2026(a)(h)		322	330,243
Sunoco LP 7.00%, 05/01/2029(a)		7	7,151
7.25%, 05/01/2032(a)		9	9,220
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		188	172,842
4.50%, 04/30/2030		321	290,068
5.875%, 03/15/2028		16	15,774
7.00%, 09/15/2028(a)		21	21,378
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/2028(a)		16	15,292
6.00%, 03/01/2027(a)		54	52,938
6.00%, 09/01/2031(a)		7	6,571
Talos Production, Inc. 9.00%, 02/01/2029(a)		55	57,741
9.375%, 02/01/2031(a)		66	69,860
TerraForm Power Operating LLC 4.75%, 01/15/2030(a)		26	23,643
5.00%, 01/31/2028(a)		121	115,511
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		112	114,309
Transocean, Inc. 8.75%, 02/15/2030(a)		132	138,210
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		173	155,979
4.125%, 08/15/2031(a)		180	159,145
6.25%, 01/15/2030(a)		250	250,580
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		205	209,459
8.375%, 06/01/2031(a)		175	180,465
9.50%, 02/01/2029(a)		412	447,090
9.875%, 02/01/2032(a)		490	525,598

			11,058,418

abfunds.com	AB HIGH YIELD ETF | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 1.4%
AECOM 5.125%, 03/15/2027	U.S.$	319	$310,291
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		364	339,044
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153	152,512
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)	U.S.$	255	249,997
Gates Corp. (The) 6.875%, 07/01/2029(a)		55	55,548
Pachelbel Bidco SpA 7.125%, 05/17/2031(a)	EUR	125	139,288
8.066% (EURIBOR 3 Month + 4.25%), 05/17/2031(a)(k)		100	110,492
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	218	220,433
7.75%, 03/15/2031(a)		52	54,352
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		78	79,162
Verde Purchaser LLC 10.50%, 11/30/2030(a)		79	83,308

			1,794,427

Services – 4.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(a)		51	50,639
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		948	854,640
4.875%, 06/01/2028(a)	GBP	100	113,424
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	372	318,752
APX Group, Inc. 5.75%, 07/15/2029(a)		137	130,143
6.75%, 02/15/2027(a)		252	250,848
Aramark Services, Inc. 5.00%, 02/01/2028(a)		172	164,563
Block, Inc. 6.50%, 05/15/2032(a)		375	378,506
Brink’s Co. (The) 4.625%, 10/15/2027(a)		96	91,667
Cars.com, Inc. 6.375%, 11/01/2028(a)		125	122,799
CoreLogic, Inc. 4.50%, 05/01/2028(a)		66	59,623

18 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	372	$353,675
6.00%, 06/01/2029(a)		82	73,738
9.50%, 11/01/2027(a)		71	71,033
GrubHub Holdings, Inc. 5.50%, 07/01/2027(a)		54	48,609
Match Group Holdings II LLC 5.00%, 12/15/2027(a)		180	170,678
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		134	68,030
Monitronics International, Inc. 9.125%, 04/01/2020(c)(d)(e)(j)		14	– 0 –
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		318	236,487
5.75%, 11/01/2028(a)		224	132,615
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		551	526,513
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		190	174,401
5.75%, 04/15/2026(a)		160	158,906
6.25%, 01/15/2028(a)		269	263,881
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	236	241,075
Sotheby’s 7.375%, 10/15/2027(a)	U.S.$	186	161,822
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	178	195,492
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	346	336,371
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		261	226,360

			5,975,290

Technology – 3.7%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		37	34,245
ASGN, Inc. 4.625%, 05/15/2028(a)		43	40,444
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		42	38,179
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		44	44,173
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)		842	798,923
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(a)		51	47,373

abfunds.com	AB HIGH YIELD ETF | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(a)	U.S.$	72	$66,249
Elastic NV 4.125%, 07/15/2029(a)		17	15,228
EquipmentShare.com, Inc. 9.00%, 05/15/2028(a)		87	89,719
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		184	186,271
Gen Digital, Inc. 6.75%, 09/30/2027(a)		498	502,079
GoTo Group, Inc. 5.50%, 05/01/2028(a)		114	74,275
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(a)		200	202,236
Imola Merger Corp. 4.75%, 05/15/2029(a)		196	182,409
NCR Voyix Corp. 5.00%, 10/01/2028(a)		86	80,479
5.125%, 04/15/2029(a)		209	194,240
5.25%, 10/01/2030(a)		121	109,821
Playtika Holding Corp. 4.25%, 03/15/2029(a)		383	333,708
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		133	132,971
8.25%, 02/01/2028(a)		250	255,005
Rackspace Finance LLC 3.50%, 05/15/2028(a)		266	105,355
Rackspace Technology Global, Inc. 5.375%, 12/01/2028(a)		109	29,573
Rocket Software, Inc. 9.00%, 11/28/2028(a)		217	220,413
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	14,278
Seagate HDD Cayman 9.625%, 12/01/2032		41	46,453
Sensata Technologies BV 4.00%, 04/15/2029(a)		379	344,788
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		190	173,525
Virtusa Corp. 7.125%, 12/15/2028(a)		37	33,649
Western Digital Corp. 4.75%, 02/15/2026		340	332,608

			4,728,669

20 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.8%
Allegiant Travel Co. 7.25%, 08/15/2027(a)	U.S.$	301	$284,863
American Airlines, Inc. 7.25%, 02/15/2028(a)		9	8,986
8.50%, 05/15/2029(a)		132	136,104
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		190	188,049
5.75%, 04/20/2029(a)		166	160,296
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		338	311,906

			1,090,204

Transportation - Services – 1.7%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		417	410,328
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		151	137,270
5.375%, 03/01/2029(a)		109	99,622
5.75%, 07/15/2027(a)		22	21,082
8.00%, 02/15/2031(a)		166	164,071
GN Bondco LLC 9.50%, 10/15/2031(a)		71	64,555
Hertz Corp. (The) 4.625%, 12/01/2026(a)		197	152,970
5.00%, 12/01/2029(a)		412	271,825
Mundys SpA 1.875%, 02/12/2028(a)	EUR	153	151,595
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	311	291,494
Rand Parent LLC 8.50%, 02/15/2030(a)		75	73,325
United Rentals North America, Inc. 4.00%, 07/15/2030		139	124,531
4.875%, 01/15/2028		275	264,836

			2,227,504

			90,262,818

Financial Institutions – 7.5%
Banking – 0.8%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(l)		28	22,412

abfunds.com	AB HIGH YIELD ETF | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)	U.S.$	15	$15,028
9.75%, 03/15/2029(a)		323	338,417
Credit Acceptance Corp. 9.25%, 12/15/2028(a)		87	91,977
Freedom Mortgage Corp. 12.00%, 10/01/2028(a)		177	191,063
12.25%, 10/01/2030(a)		29	31,780
Societe Generale SA 8.00%, 09/29/2025(a)(l)		3	3,016
Synchrony Financial 7.25%, 02/02/2033		160	160,397
UniCredit SpA 5.861%, 06/19/2032(a)		200	195,732

			1,049,822

Brokerage – 0.7%
AG Issuer LLC 6.25%, 03/01/2028(a)		81	79,037
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		244	253,582
Aretec Group, Inc. 7.50%, 04/01/2029(a)		24	23,205
10.00%, 08/15/2030(a)		347	379,812
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	10,308
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		87	89,716

			835,660

Finance – 2.5%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		98	94,093
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		29	23,780
Curo Group Holdings Corp. 7.50%, 08/01/2028(b)(g)(m)		214	48,848
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		200	200,250
9.25%, 04/01/2029(a)		423	440,398
Enova International, Inc. 8.50%, 09/15/2025(a)		131	131,350
11.25%, 12/15/2028(a)		119	127,731
Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(a)		62	62,606
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		73	75,092
8.00%, 06/15/2028(a)		153	158,419

22 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

goeasy Ltd. 7.625%, 07/01/2029(a)	U.S.$	152	$154,467
9.25%, 12/01/2028(a)		98	103,807
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		450	414,157
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		202	187,993
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031(a)		50	46,228
Navient Corp. 5.625%, 08/01/2033		715	581,102
9.375%, 07/25/2030		87	90,951
SLM Corp. 4.20%, 10/29/2025		330	321,417

			3,262,689

Insurance – 1.8%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		214	194,765
6.00%, 08/01/2029(a)		162	147,687
8.25%, 02/01/2029(a)		109	109,567
10.125%, 08/01/2026(a)		40	41,214
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.25%, 10/15/2027(a)		100	93,534
6.75%, 04/15/2028(a)		641	641,942
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		72	71,599
Ardonagh Finco Ltd. 7.75%, 02/15/2031(a)		350	347,767
HUB International Ltd. 7.375%, 01/31/2032(a)		79	79,287
Jones Deslauriers Insurance Management, Inc. 8.50%, 03/15/2030(a)		372	391,560
Molina Healthcare, Inc. 3.875%, 05/15/2032(a)		241	203,792

			2,322,714

Other Finance – 0.4%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	143,636
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		256	219,016
3.625%, 10/01/2031(a)		209	166,113

			528,765

REITs – 1.3%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	111	118,246

abfunds.com	AB HIGH YIELD ETF | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Agps Bondco PLC 5.50%, 11/13/2026(a)	EUR	100	$37,808
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	262	242,861
5.75%, 05/15/2026(a)		2	1,964
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a)(h)		146	150,332
Hunt Cos., Inc. 5.25%, 04/15/2029(a)		64	56,916
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		17	16,405
7.00%, 02/15/2029(a)		173	175,320
Kennedy-Wilson, Inc. 4.75%, 02/01/2030		158	129,731
Office Properties Income Trust 3.45%, 10/15/2031		45	18,171
Service Properties Trust 7.50%, 09/15/2025		247	251,532
8.375%, 06/15/2029		223	218,620
8.625%, 11/15/2031(a)		94	98,333
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	100	106,011

			1,622,250

			9,621,900

Utility – 1.1%
Electric – 1.1%
NextEra Energy Operating Partners LP 3.875%, 10/15/2026(a)	U.S.$	123	116,436
7.25%, 01/15/2029(a)		51	52,273
NRG Energy, Inc. 3.375%, 02/15/2029(a)		387	342,325
5.25%, 06/15/2029(a)		8	7,636
10.25%, 03/15/2028(a)(l)		47	51,268
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 08/15/2028(a)		63	57,830
Vistra Corp. 7.00%, 12/15/2026(a)(l)		28	27,800
8.00%, 10/15/2026(a)(l)		29	29,441
Vistra Operations Co., LLC 5.00%, 07/31/2027(a)		102	98,605
5.50%, 09/01/2026(a)		237	233,220
5.625%, 02/15/2027(a)		229	225,359

24 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.75%, 10/15/2031(a)	U.S.$	236	$245,442

			1,487,635

Total Corporates - Non-Investment Grade (cost $103,570,993)			101,372,353

CORPORATES - INVESTMENT GRADE – 16.5%
Industrial – 9.0%
Basic – 0.4%
Glencore Funding LLC 5.634%, 04/04/2034(a)		246	241,852
5.70%, 05/08/2033(a)		139	138,279
Olin Corp. 5.625%, 08/01/2029		207	201,260

			581,391

Capital Goods – 0.4%
Boeing Co. (The) 3.25%, 02/01/2028		18	16,392
3.625%, 02/01/2031		42	36,493
5.15%, 05/01/2030		40	38,159
5.805%, 05/01/2050		118	105,635
6.298%, 05/01/2029(a)		27	27,221
6.528%, 05/01/2034(a)		68	68,927
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,047
Regal Rexnord Corp. 6.30%, 02/15/2030		27	27,640
Rolls-Royce PLC 3.625%, 10/14/2025(a)		200	193,608

			518,122

Communications - Media – 1.3%
DirecTV Financing LLC 8.875%, 02/01/2030(a)		230	221,566
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		477	447,908
Paramount Global 4.20%, 06/01/2029		41	36,856
4.20%, 05/19/2032		119	99,031
4.95%, 01/15/2031		84	75,206
5.50%, 05/15/2033		71	61,720
5.85%, 09/01/2043		185	150,342
6.875%, 04/30/2036		252	240,690
7.875%, 07/30/2030		79	82,379

abfunds.com	AB HIGH YIELD ETF | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Warnermedia Holdings, Inc. 4.279%, 03/15/2032	U.S.$	77	$67,399
5.141%, 03/15/2052		205	161,765

			1,644,862

Communications - Telecommunications – 0.3%
Sprint Capital Corp. 8.75%, 03/15/2032		357	427,279

Consumer Cyclical - Automotive – 1.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		412	421,052
Ford Motor Co. 3.25%, 02/12/2032		136	111,825
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		400	373,868
4.95%, 05/28/2027		200	195,044
General Motors Financial Co., Inc. 2.35%, 01/08/2031		44	35,867
2.70%, 06/10/2031		147	121,043
3.60%, 06/21/2030		21	18,762
5.75%, 02/08/2031		194	193,980
5.95%, 04/04/2034		100	99,448
6.40%, 01/09/2033		131	135,336
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028(a)		275	281,825
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		14	12,746
2.75%, 03/09/2028(a)		183	162,112
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		200	184,432

			2,347,340

Consumer Cyclical - Entertainment – 0.3%
Hasbro, Inc. 6.05%, 05/14/2034		97	96,658
Mattel, Inc. 3.375%, 04/01/2026(a)		78	74,689
5.875%, 12/15/2027(a)		66	65,810
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(a)		105	110,718

			347,875

Consumer Cyclical - Other – 1.0%
Flutter Treasury Designated Activity Co. 5.00%, 04/29/2029(a)	EUR	103	113,383
International Game Technology PLC 4.125%, 04/15/2026(a)	U.S.$	200	193,844

26 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Las Vegas Sands Corp. 2.90%, 06/25/2025	U.S.$	63	$60,985
3.50%, 08/18/2026		168	159,649
3.90%, 08/08/2029		151	137,338
5.90%, 06/01/2027		27	27,071
MDC Holdings, Inc. 6.00%, 01/15/2043		86	86,273
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		500	447,510

			1,226,053

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		149	142,028
Tapestry, Inc. 7.70%, 11/27/2030		96	100,336
VF Corp. 2.80%, 04/23/2027		163	147,856

			390,220

Consumer Non-Cyclical – 1.1%
BAT Capital Corp. 6.00%, 02/20/2034		118	119,287
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		119	107,806
4.00%, 03/15/2031(a)		203	178,583
4.25%, 05/01/2028(a)		141	132,296
CVS Health Corp. 5.70%, 06/01/2034		184	183,121
HCA, Inc. 3.625%, 03/15/2032		80	69,906
IQVIA, Inc. 6.25%, 02/01/2029		57	58,442
Jazz Securities DAC 4.375%, 01/15/2029(a)		200	184,152
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(a)		135	142,074
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		148	124,453
6.875%, 05/15/2034		143	151,130

			1,451,250

Energy – 1.1%
Antero Resources Corp. 5.375%, 03/01/2030(a)		180	172,314
7.625%, 02/01/2029(a)		3	3,085

abfunds.com	AB HIGH YIELD ETF | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Apache Corp. 5.10%, 09/01/2040	U.S.$	326	$280,386
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		14	11,347
4.90%, 06/01/2044		16	13,204
5.75%, 01/15/2031(a)		16	15,749
EnLink Midstream LLC 5.625%, 01/15/2028(a)		229	226,479
EQT Corp. 3.90%, 10/01/2027		118	112,416
5.75%, 02/01/2034		57	56,507
Marathon Oil Corp. 6.80%, 03/15/2032		34	36,992
Ovintiv, Inc. 6.50%, 02/01/2038		30	30,854
Var Energi ASA 7.50%, 01/15/2028(a)		200	210,372
8.00%, 11/15/2032(a)		200	224,136
Western Midstream Operating LP 3.95%, 06/01/2025		26	25,533

			1,419,374

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033		72	74,005

Services – 0.2%
Boost Newco Borrower LLC 7.50%, 01/15/2031(a)		246	254,922

Technology – 0.0%
Western Digital Corp. 2.85%, 02/01/2029		14	12,076

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	43,795
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		152	152,216

			196,011

Transportation - Services – 0.5%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		200	199,502
United Rentals North America, Inc. 3.875%, 11/15/2027		531	499,512

			699,014

			11,589,794

28 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 7.3%
Banking – 6.2%
AIB Group PLC 6.608%, 09/13/2029(a)	U.S.$	102	$104,945
Ally Financial, Inc. 6.848%, 01/03/2030		167	171,392
Series B 4.70%, 05/15/2026(l)		164	145,345
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	199,940
Banco Santander SA 6.35%, 03/14/2034		200	201,460
6.921%, 08/08/2033		400	420,736
Bank of America Corp. Series U 8.743% (CME Term SOFR 3 Month + 3.40%), 06/17/2024(k)(l)		75	75,023
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		239	236,663
Barclays PLC 5.69%, 03/12/2030		217	216,881
6.125%, 12/15/2025(l)		400	389,288
BNP Paribas SA 4.625%, 02/25/2031(a)(l)		454	373,347
CaixaBank SA 6.037%, 06/15/2035(a)		200	200,706
6.84%, 09/13/2034(a)		245	259,609
Capital One Financial Corp. 6.051%, 02/01/2035		82	82,336
7.624%, 10/30/2031		126	137,782
Citigroup, Inc. 5.827%, 02/13/2035		211	208,234
Series AA 7.625%, 11/15/2028(l)		32	33,261
Series CC 7.125%, 08/15/2029(l)		260	259,818
Series W 4.00%, 12/10/2025(l)		18	17,219
Series Y 4.15%, 11/15/2026(l)		46	42,758
Deutsche Bank AG/New York NY 7.079%, 02/10/2034		200	205,156
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032		17	14,071
Series P 8.461% (CME Term SOFR 3 Month + 3.14%), 07/05/2024(k)(l)		85	85,025

abfunds.com	AB HIGH YIELD ETF | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HSBC Holdings PLC 4.762%, 03/29/2033	U.S.$	203	$187,564
5.546%, 03/04/2030		200	199,958
7.399%, 11/13/2034		200	217,082
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		200	168,750
7.20%, 11/28/2033(a)		200	214,638
JPMorgan Chase & Co. 2.963%, 01/25/2033		36	30,498
Lloyds Banking Group PLC 6.00%, 06/07/2032(l)	GBP	8	9,479
7.50%, 09/27/2025(l)	U.S.$	219	217,916
7.953%, 11/15/2033		200	223,864
Morgan Stanley 5.424%, 07/21/2034		31	30,683
NatWest Group PLC 3.032%, 11/28/2035		223	187,171
PNC Financial Services Group, Inc. (The) Series R 8.648% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(k)(l)		62	62,319
Santander Holdings USA, Inc. 6.174%, 01/09/2030		74	74,500
6.499%, 03/09/2029		62	63,203
6.565%, 06/12/2029		24	24,541
Santander UK Group Holdings PLC 6.833%, 11/21/2026		353	358,037
Societe Generale SA 5.519%, 01/19/2028(a)		351	348,069
Standard Chartered PLC 6.17%, 01/09/2027(a)		289	290,457
Truist Financial Corp. Series L 8.693% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(k)(l)		63	63,493
UBS Group AG 6.373%, 07/15/2026(a)		250	251,222
9.25%, 11/13/2028(a)(l)		355	379,353
UniCredit SpA 1.982%, 06/03/2027(a)		230	213,596
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(l)		111	105,492

			8,002,880

30 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Finance – 0.4%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)	U.S.$	50	$47,249
Aircastle Ltd. 2.85%, 01/26/2028(a)		2	1,800
5.25%, 06/15/2026(a)(l)		29	27,732
5.95%, 02/15/2029(a)		57	56,894
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	1,877
1.95%, 09/20/2026(a)		147	134,890
3.50%, 11/01/2027(a)		18	16,808
4.125%, 08/01/2025(a)		16	15,660
4.875%, 10/01/2025(a)		6	5,906
6.375%, 07/15/2030(a)		59	60,789
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		186	174,713

			544,318

Insurance – 0.6%
ACE Capital Trust II 9.70%, 04/01/2030		20	23,711
Athene Global Funding 1.985%, 08/19/2028(a)		108	93,496
2.55%, 11/19/2030(a)		28	23,307
2.717%, 01/07/2029(a)		43	37,969
5.583%, 01/09/2029(a)		14	13,982
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		59	53,206
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		55	57,935
Sagicor Financial Co., Ltd. 5.30%, 05/13/2028(a)		200	191,260
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	196,996

			691,862

REITs – 0.1%
Newmark Group, Inc. 7.50%, 01/12/2029(a)		79	80,672

			9,319,732

Utility – 0.2%
Electric – 0.2%
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		80	77,645
NRG Energy, Inc. 7.00%, 03/15/2033(a)		55	58,249

abfunds.com	AB HIGH YIELD ETF | 31

PORTFOLIO OF INVESTMENTS (continued)

			Principal Amount (000)	U.S. $ Value

Pacific Gas and Electric Co. 5.55%, 05/15/2029		U.S.$	69	$68,969
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)			71	75,764

				280,627

Total Corporates - Investment Grade (cost $20,958,064)				21,190,153

EMERGING MARKETS - CORPORATE BONDS – 1.8%
Industrial – 1.8%
Basic – 0.6%
Consolidated Energy Finance SA 5.625%, 10/15/2028(a)			473	406,581
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)			200	195,796
9.375%, 03/01/2029(a)			201	209,669

				812,046

Communications - Telecommunications – 0.1%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)			180	171,900

Consumer Cyclical - Other – 0.9%
Allwyn Entertainment Financing UK PLC 7.953% (EURIBOR 3 Month + 4.12%), 02/15/2028(a)(k)		EUR	113	122,520
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		U.S.$	236	212,031
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)			221	210,527
Studio City Co., Ltd. 7.00%, 02/15/2027(a)			200	199,500
Wynn Macau Ltd. 5.125%, 12/15/2029(a)			390	350,025

				1,094,603

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 0.00%, 06/25/2023(b)(c)(d)(e)		ZAR	1	– 0	–
3.00%, 12/31/2022(b)(c)(d)(e)(g)	U.S.$		15	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b)(c)(d)(e)(g)			3	– 0	–

				– 0	–

32 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.2%
Teva Pharmaceutical Finance Netherlands III BV 7.875%, 09/15/2029	U.S.$	200		$212,840
Tonon Luxembourg SA 6.50%, 10/31/2024(b)(g)(m)		2		– 0	–
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b)(c)(d)(e)(g)		96		10

				212,850

				2,291,399

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		28		27,611

Total Emerging Markets - Corporate Bonds (cost $2,393,006)				2,319,010

BANK LOANS – 0.8%
Industrial – 0.7%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.814% (SOFR 3 Month + 4.25%), 05/17/2028(n)		96		81,408

Communications - Media – 0.3%
Advantage Sales & Marketing, Inc.Advantage Sales & Marketing, Inc. 9.818% (SOFR 3 Month + 4.25%), 10/28/2027(n)		37		35,890
9.835% (SOFR 3 Month + 4.25%), 10/28/2027(n)		0	**	104
DirecTV Financing LLC 10.694% (SOFR 1 Month + 5.25%), 08/02/2029(n)		47		46,837
Gray Television, Inc. 0.000%, 12/01/2028(o)		353		321,590

				404,421

Communications - Telecommunications – 0.0%
Crown Subsea Communications Holding, Inc. 10.080% (SOFR 3 Month + 4.75%), 01/30/2031(n)		50		50,416

Consumer Non-Cyclical – 0.1%
Gainwell Acquisition Corp. 9.409% (SOFR 3 Month + 4.00%), 10/01/2027(n)		39		37,555

abfunds.com	AB HIGH YIELD ETF | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.702% (SOFR 3 Month + 5.25%), 12/15/2027(n)	U.S.$	87	$87,556

			125,111

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.839% (SOFR 3 Month + 6.25%), 10/20/2028(n)		81	60,580

Technology – 0.1%
Ascend Learning LLC 11.179% (SOFR 1 Month + 5.75%), 12/10/2029(n)		50	49,025
FINThrive Software Intermediate Holdings, Inc. 12.194% (SOFR 1 Month + 6.75%), 12/17/2029(n)		50	33,375
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(b)(e)(m)(n)		115	864
Veritas US, Inc. 10.444% (SOFR 1 Month + 5.00%), 09/01/2025(n)		82	74,358

			157,622

			879,558

Financial Institutions – 0.1%
Insurance – 0.1%
Asurion LLC 9.679% (SOFR 1 Month + 4.25%), 08/19/2028(n)		158	157,081

Total Bank Loans (cost $1,199,113)			1,036,639

		Shares
PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Automotive – 0.0%
Exide Technologies 0.00%(b)(d)(e)		39	36,582

Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	8,820

34 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

Other Industrial – 0.1%
WESCO International, Inc. Series A 10.625%	1,425	$37,962

		83,364

Financial Institutions – 0.0%
Brokerage – 0.0%
Osaic Financial Services, Inc. Series A 8.00%	2,175	34,256

Total Preferred Stocks (cost $90,545)		117,620

COMMON STOCKS – 0.0%
Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(b)(e)	1,009	17,658
Edcon Ltd.(b)(d)(e)	8,218	– 0	–
Edcon Ltd. Series A(b)(d)(e)	191,574	– 0	–
Edcon Ltd. Series B(b)(d)(e)	30,276	– 0	–

		17,658

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(b)	151	5,369

		23,027

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Industries Ltd.(b)(d)(e)	7	2,541

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(b)(d)(e)	3,584	2,509

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.	6	322

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Ltd.(b)(d)(e)	21,027	– 0	–
CHC Group LLC(b)(d)(e)	468	– 0	–

		– 0	–

abfunds.com	AB HIGH YIELD ETF | 35

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.	5	$70

		70

Total Common Stocks (cost $237,417)		28,469

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2046(b)(e) (cost $0)	3,442	4,216

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(p)(q)(r) (cost $1,244,641)	1,244,641	1,244,641

Total Investments – 99.0% (cost $129,693,779)		127,313,101
Other assets less liabilities – 1.0%		1,253,966

Net Assets – 100.0%		$128,567,067

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
U.S. Long Bond (CBT) Futures	9	September 2024	$1,044,563	$(1,758)
U.S. T-Note 10 Yr (CBT) Futures	31	September 2024	3,372,703	6,547

				$4,789

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	1,696	USD	1,858	06/12/2024	$16,105
Bank of America, NA	EUR	81	USD	88	06/12/2024	(142)
NatWest Markets PLC	EUR	270	USD	289	06/12/2024	(4,779)
NatWest Markets PLC	GBP	83	USD	103	06/20/2024	(2,252)
State Street Bank & Trust Co.	EUR	225	USD	245	06/12/2024	238

						$9,170

36 | AB HIGH YIELD ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.34%	USD 690	$53,753	$46,060	$7,693
Hertz Corp. (The), 06/20/2029*	5.00	Quarterly	19.35	USD 80	(26,035)	(12,490)	(13,545)

					$27,718	$33,570	$(5,852)

*	Termination date

CREDIT DEFAULT SWAPS Fund (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)%	Monthly	5.00%	USD 86	$11,050	$8,628	$2,422

*	Termination date

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $102,179,086 or 79.5% of net assets.

(b)	Non-income producing security.

(c)	Defaulted matured security.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2024.

abfunds.com	AB HIGH YIELD ETF | 37

PORTFOLIO OF INVESTMENTS (continued)

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of May 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Curo Group Holdings Corp. 7.50%, 08/01/2028	05/15/2023	$93,014		$48,848		0.04%
Exide Technologies 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020 - 05/12/2023	14,181		– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	08/16/2023	– 0	–	– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767		– 0	–	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 - 10/31/2021	4,111		– 0	–	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161		10		0.00%

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.

(i)	Convertible security.

(j)	Escrow shares.

(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(m)	Defaulted.

(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at May 31, 2024.

(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(p)	Affiliated investments.

(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(r)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

EUR – Euro
GBP – Great British Pound
USD – United States Dollar
ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

38 | AB HIGH YIELD ETF	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $128,449,138)	$126,068,460
Affiliated issuers (cost $1,244,641)	1,244,641
Cash	1,760
Cash collateral due from broker	198,247
Foreign currencies, at value (cost $45,218)	44,905
Unaffiliated interest and dividends receivable	2,063,846
Receivable for investment securities sold	66,616
Unrealized appreciation on forward currency exchange contracts	16,343
Market value on credit default swaps (net premiums paid $8,628)	11,050
Affiliated dividends receivable	7,054
Receivable for variation margin on centrally cleared swaps	887
Receivable due from Adviser	189

Total assets	129,723,998

Liabilities
Payable for investment securities purchased	1,082,719
Advisory fee payable	46,313
Payable for variation margin on futures	12,502
Unrealized depreciation on forward currency exchange contracts	7,173
Foreign capital gains tax payable	3,288
Other liabilities	4,936

Total liabilities	1,156,931

Net Assets	$128,567,067

Composition of Net Assets
Shares of beneficial interest, at par	$354
Additional paid-in capital	145,032,276
Accumulated loss	(16,465,563)

Net Assets	$128,567,067

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 3,539,045 shares outstanding)	$36.33

See notes to financial statements.

abfunds.com	AB HIGH YIELD ETF | 39

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Interest	$3,998,759
Dividends
Affiliated issuers	43,178
Unaffiliated issuers	5,326	$4,047,263

Expenses
Advisory fee (see Note B)	220,892

Total expenses	220,892
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,289)

Net expenses		219,603

Net investment income		3,827,660

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		70,709
Forward currency exchange contracts		(198)
Futures		131,954
Swaps		62,741
Foreign currency transactions		(38,646)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		1,087,741
Forward currency exchange contracts		52,742
Futures		4,789
Swaps		(40,190)
Foreign currency denominated assets and liabilities		(457)

Net gain on investment and foreign currency transactions		1,331,185

Net Increase in Net Assets from Operations		$5,158,845

(a)	Net of foreign realized capital gains taxes of $165.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $536.

See notes to financial statements.

40 | AB HIGH YIELD ETF	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)		November 1, 2023 to November 30, 2023(a)		Year Ended October 31, 2023(b)
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,827,660		$449,125		$4,647,646
Net realized gain (loss) on investment transactions	226,560		(518,776)		(3,984,265)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	1,104,625		3,621,750		2,838,773
Contributions from Affiliates (see Note B)	– 0	–	– 0	–	4,505

Net increase in net assets from operations	5,158,845		3,552,099		3,506,659
Distribution to Shareholders
Class A	– 0	–	– 0	–	(40,418)
Advisor Class	(3,506,215)		(336,075)		(4,868,448)
Class Z	– 0	–	– 0	–	(2,010)
Return of Capital
Class A	– 0	–	– 0	–	– 0	–
Advisor Class	– 0	–	(131,359)		– 0	–
Class Z	– 0	–	– 0	–	– 0	–
Transactions in Shares of the Fund
Net increase	47,258,529		2,668,573		6,997,017
Other capital	1,364		1,830		8,846

Total increase	48,912,523		5,755,068		5,601,646
Net Assets
Beginning of period	79,654,544		73,899,476		68,297,830

End of period	$128,567,067		$79,654,544		$73,899,476

(a)	The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30.

(b)

After the close of business on May 12, 2023, AB High Yield Portfolio (the “Acquired Portfolio”) was reorganized into AB High Yield ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

See notes to financial statements.

abfunds.com	AB HIGH YIELD ETF | 41

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB High Yield ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on May 15, 2023. At meetings held on January 31—February 1, 2023, the Fund’s Board of Directors (the “Board”) approved the reorganization of AB High Yield Portfolio, a portfolio of AB Bond Fund, Inc (the “Acquired Portfolio) into the Fund (the “Conversion”), to be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination, the Acquired Portfolio was converted into an ETF, the Fund (the “Acquiring Portfolio”) with the same investment objective, and the same investment policies and investment strategies as the Acquired Portfolio on the closing date of the Conversion, May 12, 2023. In connection with the Conversion, the assets and liabilities of the Acquired Portfolio were transferred to the Acquiring Portfolio, and stockholders of the Acquired Portfolio received shares of the Acquiring Portfolio equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Acquired Portfolio (less cash corresponding to any fractional share amount). The Acquired Portfolio had a fiscal year end of October 31, however the Fund has a fiscal year end of November 30. See Note H for additional information regarding the Conversion. The Acquired Portfolio was the accounting survivor in the Conversion and as such, the financial statements and the financial highlights reflect the financial information of the Acquired Portfolio through May 12, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these

42 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

abfunds.com	AB HIGH YIELD ETF | 43

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in

44 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of

abfunds.com	AB HIGH YIELD ETF | 45

NOTES TO FINANCIAL STATEMENTS (continued)

quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$101,372,353		$0	(a)	$101,372,353
Corporates – Investment Grade		– 0	–	21,190,153		– 0	–	21,190,153
Emerging Markets – Corporate Bonds		– 0	–	2,319,000		10	(a)	2,319,010
Bank Loans		– 0	–	1,035,775		864		1,036,639
Preferred Stocks		46,782		34,256		36,582		117,620
Common Stocks		5,761		– 0	–	22,708	(a)	28,469
Rights		– 0	–	– 0	–	4,216		4,216
Short-Term Investments		1,244,641		– 0	–	– 0	–	1,244,641

Total Investments in Securities		1,297,184		125,951,537		64,380	(a)	127,313,101
Other Financial Instruments(b):
Assets:
Futures		6,547		– 0	–	– 0	–	6,547	(c)
Forward Currency Exchange Contracts		– 0	–	16,343		– 0	–	16,343
Centrally Cleared Credit Default Swaps		– 0	–	53,753		– 0	–	53,753	(c)
Credit Default Swaps		– 0	–	11,050		– 0	–	11,050
Liabilities:
Futures		(1,758)		– 0	–	– 0	–	(1,758	)(c)
Forward Currency Exchange Contracts		– 0	–	(7,173)		– 0	–	(7,173)
Centrally Cleared Credit Default Swaps		– 0	–	(26,035)		– 0	–	(26,035	)(c)

Total		$1,301,973		$125,999,475		$64,380	(a)	$127,365,828

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

46 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes

abfunds.com	AB HIGH YIELD ETF | 47

NOTES TO FINANCIAL STATEMENTS (continued)

discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

Prior to the Conversion, all income earned and expenses incurred by the Acquired Portfolio were borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Acquired Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of AB Bond Fund, Inc. were charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.
7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

9. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .40% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly. Prior to May 12, 2023, the Acquired Portfolio paid the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .425% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain

48 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

expenses to the extent necessary to limit total expenses (other than acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Cap”) to .60% of daily average net assets. For the six months ended May 31, 2024, such reimbursements/waivers amounted to $82.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $1,207.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,834	$16,674	$17,263	$1,245	$43

During the year ended October 31, 2023, the Adviser reimbursed the Fund $4,505 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

Effective May 12, 2023, the Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets, provided that the Fund will not make any 12b-1 payments under the Plan without prior Board and stockholder approval. No such fees are currently paid. Prior to the Conversion, the Acquired Portfolio paid distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Acquired Portfolio’s average daily net assets attributable to Class A shares. There were no distribution and servicing fees on Advisor Class and Class Z shares. The fees were accrued daily and paid monthly.

abfunds.com	AB HIGH YIELD ETF | 49

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$28,977,352		$27,032,317
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$46,010,305		$	– 0	–
U.S. government securities	– 0	–		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,877,595
Gross unrealized depreciation	(4,247,744)

Net unrealized depreciation	$(2,370,149)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect

50 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2024, the Fund held futures for hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original

abfunds.com	AB HIGH YIELD ETF | 51

NOTES TO FINANCIAL STATEMENTS (continued)

contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2024, the Fund held forward currency exchange contracts for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, inflation, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in

52 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to

abfunds.com	AB HIGH YIELD ETF | 53

NOTES TO FINANCIAL STATEMENTS (continued)

which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

54 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2024, the Fund held credit default swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$6,547	*	Payable for variation margin on futures	$1,758	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	7,693	*	Payable for variation margin on centrally cleared swaps	13,545	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	16,343		Unrealized depreciation on forward currency exchange contracts	7,173

abfunds.com	AB HIGH YIELD ETF | 55

NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Market value on credit default swaps	$11,050

Total		$41,633		$22,476

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$131,954	$4,789

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(198)	52,742

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	62,741	(40,190)

Total		$194,497	$17,341

56 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2024:

Futures:
Average notional amount of sale contracts	$4,060,971	(a)
Forward Currency Exchange Contracts:
Average principal amount of sale contracts	$1,972,364
Credit Default Swaps:
Average notional amount of buy contracts	$87,599
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$336,600	(b)
Average notional amount of sale contracts	$758,621

(a)	Positions were open for four months during the period.

(b)	Positions were open for one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Australia and New Zealand Banking Group Ltd.	$16,105	$	– 0	–	$	– 0	–	$	– 0	–	$16,105
Goldman Sachs International	11,050		– 0	–		– 0	–		– 0	–	11,050
State Street Bank & Trust Co.	238		– 0	–		– 0	–		– 0	–	238

Total	$27,393	$	– 0	–	$	– 0	–	$	– 0	–	$27,393	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$142	$	– 0	–	$	– 0	–	$	– 0	–	$142
NatWest Markets PLC	7,031		– 0	–		– 0	–		– 0	–	7,031

Total	$7,173	$	– 0	–	$	– 0	–	$	– 0	–	$7,173	^

abfunds.com	AB HIGH YIELD ETF | 57

NOTES TO FINANCIAL STATEMENTS (continued)

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

58 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

a
Shares	Amount
Six Months Ended May 31, 2024 (unaudited)	Period Ended November 30, 2023(a)	Year Ended October 31, 2023(b)	Six Months Ended May 31, 2024 (unaudited)	Period Ended November 30, 2023(a)	Year Ended October 31, 2023(b)

Class A*
Shares sold	– 0	–	– 0	–	53,995	$	– 0	–	$	– 0	–	$451,271

Shares issued in reinvestment of dividends	– 0	–	– 0	–	1,559	– 0	–	– 0	–	13,026

Shares converted to Advisor Class	– 0	–	– 0	–	(142,504)	– 0	–	– 0	–	(1,192,228)

Shares redeemed	– 0	–	– 0	–	(34,844)	– 0	–	– 0	–	(287,168)

Net increase (decrease)	– 0	–	– 0	–	(121,794)	$	– 0	–	$	– 0	–	$(1,015,099)

Advisor Class
Shares sold	1,300,000	125,000	947,632	$47,258,529	$4,418,958	$33,391,949

Shares issued in reinvestment of dividends	– 0	–	– 0	–	48,945	– 0	–	– 0	–	1,723,579

Shares converted from:

Class A	– 0	–	– 0	–	33,808	– 0	–	– 0	–	1,192,228

Class Z	– 0	–	– 0	–	1,394	– 0	–	– 0	–	49,157

Shares redeemed	– 0	–	(50,000)	(809,774)	– 0	–	(1,750,385)	(28,295,615)

Net increase	1,300,000	75,000	222,005	$47,258,529	$2,668,573	$8,061,298

Class Z*

Shares sold	– 0	–	– 0	–	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–

Shares issued in reinvestment of dividends	– 0	–	– 0	–	0	(c)	– 0	–	– 0	–	1

Shares converted to Advisor Class	– 0	–	– 0	–	(5,877)	– 0	–	– 0	–	(49,157)

Shares redeemed	– 0	–	– 0	–	(3)	– 0	–	– 0	–	(26)

Net increase (decrease)	– 0	–	– 0	–	(5,880)	$	– 0	–	$	– 0	–	$(49,182)

(a)	The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30.

(b)

After the close of business on May 12, 2023, AB High Yield Portfolio (the “Acquired Portfolio”) was reorganized into AB High Yield ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A and Note H for additional information on the reorganization.

(c)	Amount is less than 0.50 shares.

*	Converted to Advisor Class on April 14, 2023.

abfunds.com	AB HIGH YIELD ETF | 59

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the markets for securities in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of

60 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Foreign (Non-US) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary

abfunds.com	AB HIGH YIELD ETF | 61

NOTES TO FINANCIAL STATEMENTS (continued)

trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant agreement with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could

62 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended November 30, 2023 and the fiscal years ended October 31, 2023 and October 31, 2022 were as follows:

	November 1, 2023 to November 30, 2023	Year Ended October 31, 2023		Year Ended October 31, 2022
Distributions paid from:
Ordinary income	$336,075	$4,910,876		$3,710,884

Total taxable distributions paid	336,075	4,910,876		3,710,884
Return of Capital	131,359	– 0	–	– 0	–

Total distributions paid	$467,434	$4,910,876		$3,710,884

abfunds.com	AB HIGH YIELD ETF | 63

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(14,514,816	)(a)
Unrealized appreciation (depreciation)	(3,536,575	)(b)

Total accumulated earnings (deficit)	$(18,051,391	)(c)

(a)	As of November 30, 2023, the Fund had a net capital loss carryforward of $14,514,816.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $6,539,552 and a net long-term capital loss carryforward of $7,975,264, which may be carried forward for an indefinite period.

NOTE H

Reorganization

At meetings held on January 31 – February 1, 2023, the Board, on behalf of the Fund, and the Board of Directors of the Acquired Portfolio approved the Conversion providing for the tax-free acquisition by the Fund of the assets and liabilities of the Acquired Portfolio. The acquisition was completed at the close of business May 12, 2023. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

Portfolio	Shares outstanding before the Conversion		Shares outstanding immediately after the Conversion		Aggregate net assets before the Conversion		Aggregate net assets immediately after the Conversion
Acquired Portfolio*	8,071,417		– 0	–	$66,991,486	+	– 0	–
The Fund	– 0	–	1,914,045		– 0	–	$66,991,486

*	Represents the accounting survivor.

+	Includes distributions in excess of net investment income of $1,522,177 and unrealized depreciation on investments of $5,609,148, with a fair value of $63,671,262 and identified cost of $69,280,410.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align

64 | AB HIGH YIELD ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB HIGH YIELD ETF | 65

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period(a)

Six Months Ended May 31, 2024 (unaudited)	November 1, 2023 to November 30 2023(b)	Year Ended October 31,	January 1, 2021 to October 31, 2021(c)	Year Ended December 31,
2023	2022	2020	2019

Net asset value, beginning of period	$ 35.58	$ 34.15	$ 34.62	$ 42.09	$ 41.58	$ 40.61	$ 37.53

Income From Investment Operations

Net investment income(d)(e)	1.27	.21	2.34	1.90	1.60	2.11	2.19

Net realized and unrealized gain (loss) on investment transactions	.69	1.44	(.32)	(7.09)	.68	1.26	3.25

Contributions from Affiliates	– 0	–	– 0	–	.00	(f)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.96	1.65	2.02	(5.19)	2.28	3.37	5.44

Less: Dividends and Distributions

Dividends from net investment income	(1.21)	(.16)	(2.49)	(2.28)	(1.77)	(2.40)	(2.36)

Return of capital	– 0	–	(.06)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.21)	(.22)	(2.49)	(2.28)	(1.77)	(2.40)	(2.36)

Net asset value, end of period	$ 36.33	$ 35.58	$ 34.15	$ 34.62	$ 42.09	$ 41.58	$ 40.61

Total Return

Total investment return based on net asset value(g)*	5.57%	4.84%	5.86%	(12.68)%	5.56%	8.95	%+	14.77	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$128,567	$79,655	$73,899	$67,249	$63,608	$38,751	$40,218

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)+	.40	%^	.40	%^	.50%	.60%	.51	%^	.70%	.29	%++

Expenses, before waivers/reimbursements(h)(i)+	.40	%^	.40	%^	.86%	1.35%	1.74	%^	2.17%	1.84	%++

Net investment income(e)	6.93	%^	7.21	%^	6.68%	5.00%	4.60	%^	5.41%	5.45%

Portfolio turnover rate+++	28%	4%	57%	48%	36%	75%	40%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%^	.00	%^	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 67.

66 | AB HIGH YIELD ETF	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period(a)

(a)

After the close of business on May 12, 2023, AB High Yield Portfolio (the “Acquired Portfolio”) was converted into AB High Yield ETF. The performance and financial history of the Acquired Portfolio’s Advisor Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Advisor Class Shares and has been adjusted retroactively for the periods from November 1, 2018 through the Reorganization.

(b)	The Acquired Portfolio had a fiscal year end of October 31. The Fund has a fiscal year end of November 30.

(c)	The Acquired Portfolio changed its fiscal year end from December 31 to October 31.

(d)	Based on average shares outstanding.

(e)	Net of expenses waived/reimbursed by the Adviser.

(f)	Amount is less than $.005.

(g)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended October 31, 2023 and the year ended December 31, 2019, such waiver amounted to .01% and .01%, respectively.

(i)	The expense ratios presented below exclude interest expense:

	Six Months Ended May 31, 2024 (unaudited)		November 1, 2023 to November 30, 2023(b)		Year Ended October 31,		January 1, 2021 to October 31, 2021(c)		Year Ended December 31,
					2023	2022			2020	2019
Net of waivers/reimbursements	.40	%^	.40	%^	.50%	.60%	.51	%^	.70%	.29%
Before waivers/reimbursements	.40	%^	.40	%^	.86%	1.35%	1.74	%^	2.17%	1.84%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended December 31, 2019 by .01%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

++

The advisory fee reflected in the Fund’s expense ratio may be higher or lower than the Base Fee plus Performance Adjustment due to the different time periods over which the fee is calculated (i.e., the financial reporting vs. the Performance Period).

+++	Portfolio turnover is calculated for the Fund as a whole for the full fiscal year or period, as applicable, and is not annualized.

^	Annualized.

See notes to financial statements.

abfunds.com	AB HIGH YIELD ETF | 67

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB High Yield ETF (the “Fund”) for an initial two-year period at a meeting held by video conference on January 31-February 1, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the

68 | AB HIGH YIELD ETF	abfunds.com

exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund was newly formed and had not yet commenced operations, no performance or other historical information for the Fund was available. However, it was proposed that the Fund would receive the assets of AB High Yield Portfolio (the “Acquired Portfolio”), a series of AB Bond Fund, Inc. (a mutual fund), in exchange for shares of the Fund (an exchange traded fund) and the assumption by the Fund of all the liabilities of the Acquired Portfolio. Shareholders of the Acquired Portfolio would receive shares of the Fund in a liquidating distribution of the Acquired

abfunds.com	AB HIGH YIELD ETF | 69

Portfolio (the “Conversion”). The portfolio management team of the Acquired Portfolio would continue to manage the assets of the Fund after the Conversion. The Conversion is expected to be consummated on or about May 12, 2023. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other funds in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund

70 | AB HIGH YIELD ETF	abfunds.com

shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB HIGH YIELD ETF | 71

NOTES

72 | AB HIGH YIELD ETF	abfunds.com

AB HIGH YIELD ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-HY-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB CONSERVATIVE BUFFER ETF

(NASDAQ: BUFC)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - CALLS – 98.6%
Options on Equity Indices – 98.6%
SPDR S&P 500 ETF Trust Expiration: Aug 2024; Contracts: 10,396; Exercise Price: USD 2.66; Counterparty: SG Americas Securities LLC(a) (premium paid $548,215,902)	USD	2,765,336	$544,466,381

PURCHASED OPTIONS - PUTS – 2.0%
Options on Equity Indices – 2.0%
SPDR S&P 500 ETF Trust Expiration: Aug 2024; Contracts: 10,396; Exercise Price: USD 531.36; Counterparty: SG Americas Securities LLC(a) (premium paid $10,015,604)	USD	552,401,856	11,154,284

		Shares

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(b)(c)(d) (cost $3,011,556)		3,011,556	3,011,556

Total Investments – 101.2% (cost $561,243,062)			558,632,221
Other assets less liabilities – (1.2)%			(6,507,455)

Net Assets – 100.0%			$552,124,766

CALL WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust(e)	SG Americas Securities LLC	10,396	USD	549.53	August 2024	USD	571,291	$7,386,970	$(4,922,922)

PUT WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust(e)	SG Americas Securities LLC	10,396	USD	451.66	August 2024	USD	469,546	$1,218,708	$(1,244,609)

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

abfunds.com	AB CONSERVATIVE BUFFER ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

(d)	The rate shown represents the 7-day yield as of period end.

(e)	One contract relates to 100 shares.

Glossary:
ETF – Exchange Traded Fund
SPDR – Standard & Poor’s Depository Receipt

See notes to financial statements.

2 | AB CONSERVATIVE BUFFER ETF	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $558,231,506)	$555,620,665
Affiliated issuers (cost $3,011,556)	3,011,556
Cash collateral due from broker	2,000
Affiliated dividends receivable	14,951
Receivable due from Adviser	383

Total assets	558,649,555

Liabilities
Options written, at value (premiums received $8,605,678)	6,167,531
Advisory fee payable	357,258

Total liabilities	6,524,789

Net Assets	$552,124,766

Composition of Net Assets
Capital stock, at par	$1,493
Paid-in capital	532,052,795
Distributable earnings	20,070,478

Net Assets	$552,124,766

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 14,925,028 shares outstanding)	$36.99

See notes to financial statements.

abfunds.com	AB CONSERVATIVE BUFFER ETF | 3

STATEMENT OF OPERATIONS

For the Period from December 13, 2023(a) to May 31, 2024 (unaudited)

Investment Income
Dividends—Affiliated issuers	$51,213	$51,213

Expenses
Advisory fee (see Note B)	1,258,249

Total expenses	1,258,249
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,489)

Net expenses		1,256,760

Net investment loss		(1,205,547)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		36,628,333
Options written		(15,179,614)
Net change in unrealized appreciation (depreciation) of:
Investments		(2,610,841)
Options written		2,438,147

Net gain on investment transactions		21,276,025

Net Increase in Net Assets from Operations		$20,070,478

(a)	Commencement of operations.

See notes to financial statements.

4 | AB CONSERVATIVE BUFFER ETF	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 13, 2023(a) May 31, 2024 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(1,205,547)
Net realized gain on investment transactions	21,448,719
Net change in unrealized appreciation (depreciation) of investments	(172,694)

Net increase in net assets from operations	20,070,478
Transactions in Shares of the Fund
Net increase	531,896,018
Other capital	158,270

Total increase	552,124,766
Net Assets
Beginning of period	– 0	–

End of period	$552,124,766

(a)	Commencement of operations.

See notes to financial statements.

abfunds.com	AB CONSERVATIVE BUFFER ETF | 5

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Conservative Buffer ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on December 13, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the

6 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

abfunds.com	AB CONSERVATIVE BUFFER ETF | 7

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where

8 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Purchased Options – Calls	$	– 0	–	$544,466,381		$	– 0	–	$544,466,381
Purchased Options – Puts		– 0	–	11,154,284			– 0	–	11,154,284
Short-Term Investments		3,011,556		– 0	–		– 0	–	3,011,556

Total Investments in Securities		3,011,556		555,620,665			– 0	–	558,632,221
Other Financial Instruments(a):
Assets		– 0	–	– 0	–		– 0	–	– 0	–
Liabilities:
Call Written Options		– 0	–	(4,922,922)			– 0	–	(4,922,922)
Put Written Options		– 0	–	(1,244,609)			– 0	–	(1,244,609)

Total		$3,011,556		$549,453,134		$	– 0	–	$552,464,690

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and

abfunds.com	AB CONSERVATIVE BUFFER ETF | 9

NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

10 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .69% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the period ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $1,489.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$7,480	$4,468	$3,012	$51

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

abfunds.com	AB CONSERVATIVE BUFFER ETF | 11

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the period ended May 31, 2024 were as follows:

	Purchases			Sales
Investment securities (excluding U.S. government securities)	$	– 0	–	$	– 0	–
U.S. government securities		– 0	–		– 0	–

During the period ended May 31, 2024, there were no in-kind purchases and in-kind sales.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$3,602,728
Gross unrealized depreciation	(3,775,422)

Net unrealized appreciation	$(172,694)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call

12 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the period ended May 31, 2024, the Fund held purchased options for non-hedging purposes. During the period ended May 31, 2024, the Fund held written options for non-hedging purposes.

abfunds.com	AB CONSERVATIVE BUFFER ETF | 13

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Investments in securities, at value	$555,620,665

Equity contracts			Options written, at value	$6,167,531

Total		$555,620,665		$6,167,531

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	$37,278,819	$(2,610,841)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	(15,179,614)	2,438,147

Total		$22,099,205	$(172,694)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2024:
Purchased Options:
Average notional amount	$419,006,334
Options Written:
Average notional amount	$778,522,601

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange con-

14 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

tracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares	Amount
	December 13, 2023(a) to May 31, 2024 (unaudited)	December 13, 2023(a) to May 31, 2024 (unaudited)

Shares sold	29,625,028	$1,075,547,595

Shares redeemed	(14,700,000)	(543,651,577)

Net increase	14,925,028	$531,896,018

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the markets for securities in which the Fund invests fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because

abfunds.com	AB CONSERVATIVE BUFFER ETF | 15

NOTES TO FINANCIAL STATEMENTS (continued)

of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market. The Fund is exposed to market risk indirectly through its targeted exposure to the Underlying ETF.

Buffered Loss Risk—There can be no guarantee that the Hedge Period Buffer will be successful in protecting the Fund from the impact of Underlying ETF price declines. Despite the intended Hedge Period Buffer, a shareholder may lose money by investing in the Fund. If, during a Hedge Period, an investor purchases shares of the Fund after the date on which the Fund has entered into FLEX Options or sells shares of the Fund prior to the expiration of the FLEX Options, the Hedge Period Buffer that the Fund seeks to provide may not be available and the investor may not receive the full, or any, benefit of the Hedge Period Buffer. The Fund does not provide principal protection, and an investor may experience significant losses on an investment in the Fund.

A blended portfolio of expiring options and new options could impact the Fund’s ability to realize the full, or any, benefit of the Hedge Period Buffer and may subject the Fund’s return to an upside limit that is slightly lower or higher than the Hedge Period Cap for the applicable Hedge Period. Accordingly, an investor may bear losses against which the Hedge Period Buffer is anticipated to protect and may be subject to an upside limit that is lower than the Hedge Period Cap.

Buffer/Cap Change Risk—A new Hedge Period Buffer and a new Hedge Period Cap are established each time the Options Portfolio is implemented, including after an Upside Ratchet event. The duration of a Hedge Period Cap or Hedge Period Buffer may vary.

Capped Upside Risk—If an investor purchases shares of the Fund after the first day of a Hedge Period and the value of the Underlying ETF shares is at or near to the Hedge Period Cap for that Hedge Period, there may be little or no ability for that investor to experience an investment gain on their Fund shares unless the Fund engages in an Upside Ratchet of the Fund’s Options Portfolio. If an investor does not hold its shares of the Fund for an entire Hedge Period, the returns realized by that investor may not replicate those the Fund seeks to achieve. If the Underlying ETF experiences gains during a Hedge Period in excess of the Hedge Period Cap, unless the Fund has engaged in an Upside Ratchet, the Fund will not participate in those gains beyond the Hedge Period Cap.

FLEX Options Correlation Risk—Although the value of the FLEX Options structure held by the Fund generally correlates with the share

16 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

price of the Underlying ETF, the FLEX Options are exercisable at the strike price only on their expiration date, and their daily valuation will not change at the same percentage as the share price of the Underlying ETF. Accordingly, the Fund’s net asset value, or NAV, or market price will not directly correlate on a day-to-day basis with the share price of the Underlying ETF.

FLEX Options Liquidity Risk—The FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading market for FLEX Options may lack depth and liquidity when compared to the trading market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

FLEX Options Valuation Risk—FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of a FLEX Option prior to its expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of a FLEX Option, other than changes in the value of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, FLEX Options may become more difficult to value and the judgment of the Adviser, as the Fund’s valuation designee, may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Hedge Period Risk—The Fund’s investment strategy is designed to deliver returns that reference an Underlying ETF and are based on options contracts that are designed to be in place for 90-day periods, although in some cases, the Fund will hold options contracts of longer duration. The Fund may not hold its Options Portfolio for the full duration of the options contracts, and the Adviser may change the Options Portfolio at any time,

abfunds.com	AB CONSERVATIVE BUFFER ETF | 17

NOTES TO FINANCIAL STATEMENTS (continued)

which would begin a new Hedge Period. Information about the Fund’s holdings is available and updated daily at: www.abfunds.com. Investors acquiring shares of the Fund at different time periods will likely have different investment results based on the price of shares of the Underlying ETF and how the Hedge Period Buffer and Hedge Period Cap are applied. Engaging in Upside Ratchets may potentially cause the Fund to have a higher portfolio turnover rate, and higher cost, than a fund that does not actively adjust its options portfolio prior to expiration. There is no guarantee that any Upside Ratchet will be successfully implemented, or that it will deliver the desired investment result. The Fund’s Hedge Period Cap and Hedge Period Buffer are designed to work over a particular time frame, the Hedge Period. Investors that acquire Fund shares after the Hedge Period has commenced, or sell Fund shares before the Hedge Period ends or an Upside Ratchet is performed, may have a different investment result than investors who held Fund shares during the entire Hedge Period. The degree to which an investor may benefit from the Hedge Period Buffer or Hedge Period Cap will depend on the point in time when the investor purchases Fund shares and whether the Adviser effectuates an Upside Ratchet. At the time of purchasing Fund shares, an investor may be unable to determine the Fund’s position relative to the Hedge Period Cap and Hedge Period Buffer. If the price of the Underlying ETF is near or has exceeded the strike price of the Fund’s Options Portfolio, there may be little remaining upside potential during a particular Hedge Period, until the Options Portfolio expires or the Adviser effectuates an Upside Ratchet. Investors purchasing Fund shares during this period would still remain subject to significant downside risk before the sought-after protection from the Hedge Period Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated Hedge Period Buffer, investors would also remain subject to significant downside risk and would receive no benefit from the Hedge Period Buffer. The Fund is continuously offered and a new Hedge Period begins after the end of the prior Hedge Period, with a new Hedge Period Cap and a new Hedge Period Buffer. An investor that holds Fund shares over multiple continuous Hedge Periods may have a different investment result than an investor holding Fund shares for one Hedge Period. The Fund’s return is measured, with respect to the Hedge Period Cap and Hedge Period Buffer, over a single Hedge Period. The Fund’s return over a period longer than a single Hedge Period could differ in amount and direction from the return of the Underlying ETF.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may

18 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

have adverse tax consequences for Fund shareholders. The Fund’s higher portfolio turnover could also result in deferral of losses, acceleration of gains or treatment of short-term capital gains as ordinary income, all of which could adversely impact Fund shareholders.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security, such as the Underlying ETF, may have a more significant effect, either negative or positive, on the Fund’s NAV.

Underlying ETF Risk—The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500 Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to differences between the portfolio of the ETF and the components of the index, expenses, and other factors.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and

abfunds.com	AB CONSERVATIVE BUFFER ETF | 19

NOTES TO FINANCIAL STATEMENTS (continued)

redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well developed

20 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem Fund shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

abfunds.com	AB CONSERVATIVE BUFFER ETF | 21

NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

22 | AB CONSERVATIVE BUFFER ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB CONSERVATIVE BUFFER ETF | 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	December 13, 2023(a) to May 31, 2024 (unaudited)

Net asset value, beginning of period	$ 35.00

Income From Investment Operations

Net investment loss(b)(c)	(.11)

Net realized and unrealized gain on investment transactions	2.10

Net increase in net asset value from operations	1.99

Net asset value, end of period	$ 36.99

Total Return

Total investment return based on net asset value(d)	5.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$552,125

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.69	%^

Expenses, before waivers/reimbursements	.69	%^

Net investment loss(c)	(.66	)%^

Portfolio turnover rate(e)	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

24 | AB CONSERVATIVE BUFFER ETF	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Conservative Buffer ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions

abfunds.com	AB CONSERVATIVE BUFFER ETF | 25

that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

26 | AB CONSERVATIVE BUFFER ETF	abfunds.com

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those proposed for the Fund.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangements with the Fund. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund

abfunds.com	AB CONSERVATIVE BUFFER ETF | 27

business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

28 | AB CONSERVATIVE BUFFER ETF	abfunds.com

AB CONSERVATIVE BUFFER ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-CB-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB CORPORATE BOND ETF

(NASDAQ: EYEG)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 97.5%
Industrial – 61.5%
Basic – 1.8%
Amcor Group Finance PLC 5.45%, 05/23/2029	$22	$22,033
Georgia-Pacific LLC 0.95%, 05/15/2026(a)	131	120,452
Glencore Funding LLC 5.338%, 04/04/2027(a)	25	24,912
5.371%, 04/04/2029(a)	25	24,849
5.634%, 04/04/2034(a)	25	24,578
5.893%, 04/04/2054(a)	25	24,319
Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034(a)	77	76,525
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	112	117,977

		435,645

Capital Goods – 6.2%
Boeing Co. (The) 2.196%, 02/04/2026	43	40,357
2.70%, 02/01/2027	132	121,102
3.20%, 03/01/2029	36	31,670
3.25%, 02/01/2028	2	1,821
5.04%, 05/01/2027	124	121,159
6.259%, 05/01/2027(a)	24	24,145
6.298%, 05/01/2029(a)	5	5,041
6.388%, 05/01/2031(a)	24	24,269
6.528%, 05/01/2034(a)	11	11,150
6.858%, 05/01/2054(a)	24	24,338
7.008%, 05/01/2064(a)	24	24,208
Caterpillar Financial Services Corp. 0.90%, 03/02/2026	75	69,733
4.85%, 02/27/2029	121	120,598
5.00%, 05/14/2027	123	123,123
5.05%, 02/27/2026	121	120,781
CNH Industrial Capital LLC 5.10%, 04/20/2029	76	75,402
Ingersoll Rand, Inc. 5.176%, 06/15/2029	25	24,960
5.197%, 06/15/2027	25	24,993
5.314%, 06/15/2031	119	119,098
5.45%, 06/15/2034	94	94,193
L3Harris Technologies, Inc. 5.05%, 06/01/2029	25	24,764
5.25%, 06/01/2031	25	24,734
5.35%, 06/01/2034	25	24,675

abfunds.com	AB CORPORATE BOND ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Regal Rexnord Corp. 6.05%, 04/15/2028	$122	$123,602
Trane Technologies Financing Ltd. 3.80%, 03/21/2029	128	121,196

		1,521,112

Communications - Media – 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029	7	5,951
6.10%, 06/01/2029	19	19,012
6.484%, 10/23/2045	130	119,830
Comcast Corp. 5.65%, 06/01/2054	25	24,782
Cox Communications, Inc. 5.80%, 12/15/2053(a)	25	23,771
Paramount Global 4.375%, 03/15/2043	51	34,910
4.95%, 01/15/2031	22	19,697
5.85%, 09/01/2043	18	14,628
6.875%, 04/30/2036	85	81,185
7.875%, 07/30/2030	62	64,652
Time Warner Cable LLC 6.55%, 05/01/2037	129	122,145
6.75%, 06/15/2039	10	9,654
7.30%, 07/01/2038	83	83,813

		624,030

Communications - Telecommunications – 1.2%
T-Mobile USA, Inc. 2.25%, 02/15/2026	110	104,156
2.625%, 04/15/2026	127	120,619
Verizon Communications, Inc. 0.85%, 11/20/2025	67	62,788

		287,563

Consumer Cyclical - Automotive – 5.0%
BMW US Capital LLC 4.90%, 04/02/2027(a)	25	24,875
4.90%, 04/02/2029(a)	25	24,792
5.05%, 04/02/2026(a)	25	24,924
5.15%, 04/02/2034(a)	25	24,555
Cummins, Inc. 4.90%, 02/20/2029	121	120,843
5.45%, 02/20/2054	123	120,448
General Motors Co. 6.125%, 10/01/2025	119	119,593

2 | AB CORPORATE BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

General Motors Financial Co., Inc. 1.50%, 06/10/2026	$52	$47,986
2.75%, 06/20/2025	125	121,232
4.30%, 07/13/2025	28	27,591
5.40%, 05/08/2027	25	24,965
5.55%, 07/15/2029	14	13,942
5.75%, 02/08/2031	25	24,997
5.95%, 04/04/2034	25	24,862
Magna International, Inc. 5.05%, 03/14/2029	25	24,851
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)	133	121,085
2.00%, 03/09/2026(a)	131	122,067
Toyota Motor Corp. 1.339%, 03/25/2026	120	112,242
Toyota Motor Credit Corp. 5.05%, 05/16/2029	24	23,962
5.10%, 03/21/2031	25	24,939
5.20%, 05/15/2026	24	23,996
Series B 5.00%, 03/19/2027	25	24,957

		1,223,704

Consumer Cyclical - Entertainment – 0.7%
Brunswick Corp./DE 5.85%, 03/18/2029	25	24,946
Hasbro, Inc. 3.90%, 11/19/2029	130	119,067
6.05%, 05/14/2034	34	33,880

		177,893

Consumer Cyclical - Other – 0.9%
Las Vegas Sands Corp. 3.50%, 08/18/2026	126	119,736
3.90%, 08/08/2029	57	51,843
5.90%, 06/01/2027	5	5,013
6.00%, 08/15/2029	7	7,027
Marriott International, Inc./MD 4.875%, 05/15/2029	25	24,561
5.30%, 05/15/2034	25	24,458

		232,638

Consumer Cyclical - Restaurants – 0.1%
McDonald’s Corp. Series G 5.00%, 05/17/2029	14	13,967

abfunds.com	AB CORPORATE BOND ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 2.1%
Lowe’s Cos., Inc. 4.45%, 04/01/2062	$147	$113,858
5.80%, 09/15/2062	35	33,972
Tapestry, Inc. 7.35%, 11/27/2028	20	20,712
7.70%, 11/27/2030	113	118,104
7.85%, 11/27/2033	111	116,936
VF Corp. 2.95%, 04/23/2030	147	118,823

		522,405

Consumer Non-Cyclical – 15.2%
AbbVie, Inc. 2.95%, 11/21/2026	126	119,703
5.40%, 03/15/2054	25	24,645
Amgen, Inc. 5.75%, 03/02/2063	120	117,978
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 06/15/2034	25	24,569
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	128	120,982
Astrazeneca Finance LLC 4.80%, 02/26/2027	121	120,303
4.85%, 02/26/2029	121	120,085
4.90%, 02/26/2031	25	24,823
BAT Capital Corp. 3.215%, 09/06/2026	126	119,941
Bristol-Myers Squibb Co. 4.35%, 11/15/2047	117	97,372
5.55%, 02/22/2054	25	24,633
Campbell Soup Co. 5.20%, 03/21/2029	25	24,863
Cardinal Health, Inc. 3.41%, 06/15/2027	94	89,218
5.125%, 02/15/2029	121	120,114
Cigna Group (The) 1.25%, 03/15/2026	26	24,196
4.90%, 12/15/2048	135	118,603
5.00%, 05/15/2029	123	121,787
5.125%, 05/15/2031	25	24,729
5.25%, 02/15/2034	25	24,520
5.60%, 02/15/2054	25	24,050
CommonSpirit Health 3.817%, 10/01/2049	136	102,604
4.35%, 11/01/2042	140	118,587

4 | AB CORPORATE BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CVS Health Corp. 5.40%, 06/01/2029	$106	$105,923
5.55%, 06/01/2031	17	16,957
5.70%, 06/01/2034	17	16,919
6.00%, 06/01/2044	25	24,599
6.05%, 06/01/2054	123	120,563
Eli Lilly & Co. 2.50%, 09/15/2060	74	41,210
4.50%, 02/09/2029	25	24,638
4.70%, 02/09/2034	25	24,291
4.95%, 02/27/2063	122	112,505
5.00%, 02/09/2054	25	23,710
5.10%, 02/09/2064	25	23,658
Gilead Sciences, Inc. 4.15%, 03/01/2047	27	21,828
4.75%, 03/01/2046	138	122,417
HCA, Inc. 6.00%, 04/01/2054	25	24,528
Johnson & Johnson 4.95%, 06/01/2034	24	24,026
5.25%, 06/01/2054	24	23,875
Keurig Dr Pepper, Inc. 5.05%, 03/15/2029	122	121,178
5.10%, 03/15/2027	122	121,658
Mars, Inc. 3.95%, 04/01/2049(a)	152	119,688
Mylan, Inc. 5.20%, 04/15/2048	12	9,666
Northwell Healthcare, Inc. 3.809%, 11/01/2049	162	119,324
Pepsico Singapore Financing I Pte Ltd. 4.55%, 02/16/2029	25	24,602
4.65%, 02/16/2027	25	24,775
4.70%, 02/16/2034	25	24,188
Philip Morris International, Inc. 0.875%, 05/01/2026	84	77,334
4.75%, 02/12/2027	25	24,762
4.875%, 02/13/2029	25	24,630
5.125%, 02/13/2031	25	24,614
5.25%, 02/13/2034	25	24,476
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)	108	85,658
Sysco Corp. 3.30%, 07/15/2026	126	120,941
Tyson Foods, Inc. 5.40%, 03/15/2029	25	24,987

abfunds.com	AB CORPORATE BOND ETF | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utah Acquisition Sub, Inc. 5.25%, 06/15/2046	$148	$121,273
Viatris, Inc. 3.85%, 06/22/2040	103	75,115
Whirlpool Corp. 5.75%, 03/01/2034	123	120,526

		3,749,347

Energy – 7.3%
BP Capital Markets America, Inc. 3.379%, 02/08/2061	169	111,357
4.97%, 10/17/2029	25	24,857
5.017%, 11/17/2027	25	24,951
Columbia Pipelines Operating Co., LLC 6.544%, 11/15/2053(a)	111	117,509
Diamondback Energy, Inc. 5.20%, 04/18/2027	13	12,974
Enbridge, Inc. 5.25%, 04/05/2027	26	25,944
5.30%, 04/05/2029	26	25,966
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	127	121,782
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	149	122,751
FLNG Liquefaction 2 LLC 4.125%, 03/31/2038(a)	117	100,630
Hess Corp. 4.30%, 04/01/2027	124	120,690
6.00%, 01/15/2040	118	121,395
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	54	58,517
MPLX LP 1.75%, 03/01/2026	129	120,837
5.50%, 06/01/2034	25	24,455
Northern Natural Gas Co. 5.625%, 02/01/2054(a)	12	11,758
Santos Finance Ltd. 6.875%, 09/19/2033(a)	12	12,589
Suncor Energy, Inc. 6.50%, 06/15/2038	115	120,368
6.80%, 05/15/2038	112	119,641
TotalEnergies Capital SA 5.488%, 04/05/2054	26	25,696
5.638%, 04/05/2064	122	121,314
Woodside Finance Ltd. 3.70%, 09/15/2026(a)	126	120,571

6 | AB CORPORATE BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.50%, 03/04/2029(a)	$125	$120,064

		1,786,616

Other Industrial – 0.5%
Massachusetts Institute of Technology 5.60%, 07/01/2111	110	113,746

Services – 2.0%
Amazon.com, Inc. 3.10%, 05/12/2051	5	3,421
3.25%, 05/12/2061	174	115,395
3.875%, 08/22/2037	135	118,450
4.10%, 04/13/2062	12	9,603
4.25%, 08/22/2057	137	113,937
Gartner, Inc. 3.75%, 10/01/2030(a)	114	100,414
PayPal Holdings, Inc. 5.50%, 06/01/2054	25	24,227
Verisk Analytics, Inc. 5.25%, 06/05/2034	22	21,540

		506,987

Technology – 13.1%
Adobe, Inc. 4.80%, 04/04/2029	123	122,750
Allegion US Holding Co., Inc. 5.60%, 05/29/2034	109	108,798
Amphenol Corp. 5.05%, 04/05/2027	26	25,942
5.05%, 04/05/2029	26	25,937
5.25%, 04/05/2034	26	25,917
Analog Devices, Inc. 2.95%, 10/01/2051	37	24,092
5.05%, 04/01/2034	18	17,872
Broadridge Financial Solutions, Inc. 2.90%, 12/01/2029	136	120,087
Concentrix Corp. 6.65%, 08/02/2026	119	120,302
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	123	121,624
5.85%, 07/15/2025	104	104,309
Fiserv, Inc. 3.20%, 07/01/2026	124	118,742
5.15%, 03/15/2027	25	24,945
Fortive Corp. 3.15%, 06/15/2026	125	119,391
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026	130	121,705

abfunds.com	AB CORPORATE BOND ETF | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Honeywell International, Inc. 4.875%, 09/01/2029	$102	$101,805
4.95%, 09/01/2031	122	121,518
5.00%, 03/01/2035	98	96,617
Intel Corp. 5.00%, 02/21/2031	123	121,439
5.05%, 08/05/2062	44	38,779
5.15%, 02/21/2034	123	120,469
5.60%, 02/21/2054	123	118,733
Intuit, Inc. 5.20%, 09/15/2033	119	118,793
5.50%, 09/15/2053	116	115,683
KLA Corp. 4.70%, 02/01/2034	25	24,112
5.25%, 07/15/2062	122	116,226
Lam Research Corp. 4.875%, 03/15/2049	63	57,687
Microsoft Corp. 3.041%, 03/17/2062	174	113,702
3.40%, 09/15/2026(a)	27	26,058
Motorola Solutions, Inc. 5.00%, 04/15/2029	5	4,931
NetApp, Inc. 1.875%, 06/22/2025	126	121,095
Oracle Corp. 1.65%, 03/25/2026	124	116,014
2.65%, 07/15/2026	119	112,400
3.85%, 04/01/2060	173	118,605
4.10%, 03/25/2061	164	117,741
4.375%, 05/15/2055	20	15,509
TD SYNNEX Corp. 6.10%, 04/12/2034	25	25,205
Texas Instruments, Inc. 4.60%, 02/08/2029	58	57,404
4.85%, 02/08/2034	25	24,597
5.15%, 02/08/2054	25	23,841

		3,231,376

Transportation - Airlines – 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	93	91,894
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027	112	112,266

		204,160

8 | AB CORPORATE BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 2.1%
Element Fleet Management Corp. 5.643%, 03/13/2027(a)	$32	$32,005
6.271%, 06/26/2026(a)	119	120,086
6.319%, 12/04/2028(a)	86	88,648
ERAC USA Finance LLC 5.20%, 10/30/2034(a)	25	24,562
Sydney Airport Finance Co. Pty Ltd. 3.625%, 04/28/2026(a)	126	121,351
Transurban Finance Co. Pty Ltd. 2.45%, 03/16/2031(a)	147	121,982

		508,634

		15,139,823

Financial Institutions – 30.2%
Banking – 20.5%
American Express Co. 5.098%, 02/16/2028	25	24,848
5.532%, 04/25/2030	24	24,219
5.645%, 04/23/2027	24	24,088
5.915%, 04/25/2035	24	24,275
6.338%, 10/30/2026	14	14,151
Bank of America Corp. 1.197%, 10/24/2026	130	122,265
1.319%, 06/19/2026	84	80,221
1.734%, 07/22/2027	11	10,158
3.419%, 12/20/2028	129	120,748
3.559%, 04/23/2027	125	120,600
Series G 3.593%, 07/21/2028	126	119,517
Bank of Montreal 5.37%, 06/04/2027	24	24,038
5.511%, 06/04/2031	24	24,103
Bank of New York Mellon Corp. (The) 4.975%, 03/14/2030	25	24,720
5.188%, 03/14/2035	25	24,555
Bank of Nova Scotia (The) 4.50%, 12/16/2025	121	118,841
5.35%, 12/07/2026	119	118,920
Canadian Imperial Bank of Commerce 5.26%, 04/08/2029	123	122,588
Capital One Financial Corp. 2.359%, 07/29/2032	159	123,890
4.20%, 10/29/2025	125	122,477
6.051%, 02/01/2035	13	13,053
Citigroup, Inc. 5.174%, 02/13/2030	18	17,826

abfunds.com	AB CORPORATE BOND ETF | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.827%, 02/13/2035	$25	$24,672
6.174%, 05/25/2034	118	119,785
Citizens Financial Group, Inc. 5.841%, 01/23/2030	25	24,836
Comerica, Inc. 5.982%, 01/30/2030	123	121,310
Discover Financial Services 7.964%, 11/02/2034	107	120,328
Fifth Third Bancorp 5.631%, 01/29/2032	5	4,952
8.25%, 03/01/2038	107	125,406
Goldman Sachs Bank USA/New York NY 5.414%, 05/21/2027	25	24,937
Series B 5.283%, 03/18/2027	25	24,900
Goldman Sachs Group, Inc. (The) 5.727%, 04/25/2030	13	13,174
5.851%, 04/25/2035	24	24,507
HSBC Holdings PLC 6.50%, 09/15/2037	121	125,279
JPMorgan Chase & Co. 1.045%, 11/19/2026	128	119,853
2.956%, 05/13/2031	138	119,876
3.882%, 07/24/2038	143	122,314
3.96%, 01/29/2027	89	86,803
5.04%, 01/23/2028	25	24,780
5.571%, 04/22/2028	24	24,150
5.581%, 04/22/2030	24	24,258
5.766%, 04/22/2035	24	24,521
KeyCorp 2.25%, 04/06/2027	136	123,064
6.401%, 03/06/2035	122	122,783
M&T Bank Corp. 5.053%, 01/27/2034	133	122,363
6.082%, 03/13/2032	14	13,875
7.413%, 10/30/2029	114	119,830
Macquarie Group Ltd. 1.34%, 01/12/2027(a)	129	120,323
3.763%, 11/28/2028(a)	106	99,817
Morgan Stanley 5.173%, 01/16/2030	25	24,825
5.466%, 01/18/2035	25	24,826
5.652%, 04/13/2028	24	24,170
5.656%, 04/18/2030	14	14,184
5.831%, 04/19/2035	24	24,481
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034	104	99,856

10 | AB CORPORATE BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.30%, 01/21/2028	$9	$8,974
5.492%, 05/14/2030	123	123,144
5.676%, 01/22/2035	12	11,997
5.812%, 06/12/2026	116	116,171
6.615%, 10/20/2027	103	105,474
Santander Holdings USA, Inc. 2.49%, 01/06/2028	132	121,086
6.124%, 05/31/2027	34	34,120
6.499%, 03/09/2029	117	119,271
Synchrony Financial 3.95%, 12/01/2027	128	119,823
Toronto-Dominion Bank (The) Series G 4.98%, 04/05/2027	25	24,809
4.994%, 04/05/2029	25	24,668
Truist Financial Corp. 4.26%, 07/28/2026	122	119,991
5.435%, 01/24/2030	25	24,852
5.711%, 01/24/2035	25	24,852
6.047%, 06/08/2027	84	84,610
US Bancorp 5.678%, 01/23/2035	25	24,958
Visa, Inc. 2.70%, 04/15/2040	148	107,321
3.65%, 09/15/2047	150	116,347
Wells Fargo & Co. 5.499%, 01/23/2035	12	11,897
5.557%, 07/25/2034	56	55,728
5.707%, 04/22/2028	16	16,108

		5,051,340

Brokerage – 1.3%
Blue Owl Finance LLC 6.25%, 04/18/2034(a)	24	24,161
Cantor Fitzgerald LP 7.20%, 12/12/2028(a)	116	119,316
CI Financial Corp. 3.20%, 12/17/2030	148	115,883
Jefferies Financial Group, Inc. 6.20%, 04/14/2034	24	24,091
Lazard Group LLC 6.00%, 03/15/2031	25	25,242
LPL Holdings, Inc. 5.70%, 05/20/2027	24	24,069

		332,762

abfunds.com	AB CORPORATE BOND ETF | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Finance – 0.6%
Blackstone Private Credit Fund 5.95%, 07/16/2029(a)	$22	$21,655
Blackstone Secured Lending Fund 5.875%, 11/15/2027	24	23,832
Blue Owl Credit Income Corp. 6.60%, 09/15/2029(a)	23	22,873
FS KKR Capital Corp. 6.875%, 08/15/2029	24	23,778
Golub Capital BDC, Inc. 6.00%, 07/15/2029	25	24,497
Main Street Capital Corp. 6.50%, 06/04/2027	25	25,014

		141,649

Insurance – 4.6%
American International Group, Inc. Series A-9 5.75%, 04/01/2048	124	121,515
AmFam Holdings, Inc. 2.805%, 03/11/2031(a)	156	119,225
Arthur J Gallagher & Co. 5.75%, 07/15/2054	25	24,256
Athene Global Funding 5.516%, 03/25/2027(a)	25	24,943
Athene Holding Ltd. 6.25%, 04/01/2054	25	25,073
Brighthouse Financial Global Funding 5.55%, 04/09/2027(a)	25	24,957
CNO Global Funding 5.875%, 06/04/2027(a)	24	24,059
Elevance Health, Inc. 5.15%, 06/15/2029	6	5,990
5.375%, 06/15/2034	25	24,917
5.65%, 06/15/2054	25	24,667
Humana, Inc. 5.375%, 04/15/2031	8	7,923
Lincoln National Corp. 5.852%, 03/15/2034	25	24,863
Markel Group, Inc. 6.00%, 05/16/2054	24	23,889
Marsh & McLennan Cos., Inc. 5.45%, 03/15/2054	25	24,279
Mutual of Omaha Cos. Global Funding 5.35%, 04/09/2027(a)	26	25,922
Northwestern Mutual Global Funding 5.16%, 05/28/2031(a)	25	24,912

12 | AB CORPORATE BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Principal Life Global Funding II 5.10%, 01/25/2029(a)	$25	$24,750
Prudential Financial, Inc. 4.50%, 09/15/2047	128	120,209
5.70%, 09/15/2048	56	54,794
Reinsurance Group of America, Inc. 5.75%, 09/15/2034	25	24,877
RGA Global Funding 5.448%, 05/24/2029(a)	25	25,009
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)	123	125,121
UnitedHealth Group, Inc. 4.60%, 04/15/2027	25	24,728
4.70%, 04/15/2029	25	24,650
4.90%, 04/15/2031	25	24,618
5.00%, 04/15/2034	25	24,533
5.375%, 04/15/2054	25	24,238
5.50%, 04/15/2064	79	76,560

		1,125,477

REITs – 3.2%
CBRE Services, Inc. 5.50%, 04/01/2029	121	120,919
5.95%, 08/15/2034	120	120,995
Equinix, Inc. 2.15%, 07/15/2030	39	32,340
3.20%, 11/18/2029	134	120,026
VICI Properties LP 5.625%, 05/15/2052	130	116,601
5.75%, 04/01/2034	15	14,757
6.125%, 04/01/2054	25	23,995
WEA Finance LLC 3.50%, 06/15/2029(a)	136	120,624
Weyerhaeuser Co. 4.75%, 05/15/2026	121	119,479

		789,736

		7,440,964

Utility – 5.8%
Electric – 5.2%
AEP Texas, Inc. 5.45%, 05/15/2029	25	24,984
5.70%, 05/15/2034	25	24,762
Appalachian Power Co. 5.65%, 04/01/2034	25	24,693
Avangrid, Inc. 3.80%, 06/01/2029	130	120,000

abfunds.com	AB CORPORATE BOND ETF | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	$32	$33,395
Black Hills Corp. 6.00%, 01/15/2035	24	24,020
CenterPoint Energy, Inc. 5.40%, 06/01/2029	25	24,994
DTE Energy Co. 5.10%, 03/01/2029	25	24,677
Duke Energy Ohio, Inc. 5.55%, 03/15/2054	25	24,212
Enel Finance International NV 6.00%, 10/07/2039(a)	124	124,206
Entergy Arkansas LLC 5.45%, 06/01/2034	25	24,887
5.75%, 06/01/2054	25	24,810
Entergy Louisiana LLC 5.70%, 03/15/2054	25	24,639
Entergy Mississippi LLC 5.85%, 06/01/2054	24	23,904
Evergy Missouri West, Inc. 5.65%, 06/01/2034(a)	22	21,982
Fells Point Funding Trust 3.046%, 01/31/2027(a)	131	122,801
Florida Power & Light Co. 5.30%, 06/15/2034	25	25,092
5.60%, 06/15/2054	25	25,168
Massachusetts Electric Co. 5.90%, 11/15/2039(a)	17	16,814
MidAmerican Energy Co. 5.85%, 09/15/2054	57	58,393
National Rural Utilities Cooperative Finance Corp. 5.10%, 05/06/2027	25	24,965
5.15%, 06/15/2029	25	24,928
NextEra Energy Capital Holdings, Inc. 5.65%, 05/01/2079	126	119,755
Niagara Mohawk Power Corp. 5.664%, 01/17/2054(a)	100	95,954
NSTAR Electric Co. 5.40%, 06/01/2034	25	24,966
PacifiCorp 4.125%, 01/15/2049	17	12,851
Public Service Co. of Colorado 5.35%, 05/15/2034	25	24,771
5.75%, 05/15/2054	125	124,261

		1,270,884

Natural Gas – 0.6%
Brooklyn Union Gas Co. (The) 4.273%, 03/15/2048(a)	161	120,998

14 | AB CORPORATE BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southern California Gas Co. 5.60%, 04/01/2054	$25	$24,434

		145,432

		1,416,316

Total Corporates - Investment Grade (cost $24,104,240)		23,997,103

	Shares
SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(b)(c)(d) (cost $429,612)	429,612	429,612

Total Investments – 99.3% (cost $24,533,852)		24,426,715
Other assets less liabilities – 0.7%		177,929

Net Assets – 100.0%		$24,604,644

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	35	September 2024	$4,062,188	$24,031
U.S. T-Note 5 Yr (CBT) Futures	31	September 2024	3,279,703	(969)

Sold Contracts
U.S. 10 Yr Ultra Futures	16	September 2024	1,792,500	7,188
U.S. T-Note 10 Yr (CBT) Futures	19	September 2024	2,067,141	3,828
U.S. T-Note 2 Yr (CBT) Futures	11	September 2024	2,240,734	(430)
U.S. Ultra Bond (CBT) Futures	5	September 2024	612,188	(656)

				$32,992

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $3,763,495 or 15.3% of net assets.

(b)	Affiliated investments.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB CORPORATE BOND ETF | 15

STATEMENT OF ASSETS & LIABILITIES
May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $24,104,240)	$23,997,103
Affiliated issuers (cost $429,612)	429,612
Cash	33
Cash collateral due from broker	106,230
Unaffiliated interest and dividends receivable	261,129
Receivable for variation margin on futures	7,161
Affiliated dividends receivable	2,118
Receivable due from Adviser	55

Total assets	24,803,441

Liabilities
Payable for investment securities purchased	192,162
Advisory fee payable	6,635

Total liabilities	198,797

Net Assets	$24,604,644

Composition of Net Assets
Capital stock, at par	$70
Additional paid-in capital	24,498,690
Distributable earnings	105,884

Net Assets	$24,604,644

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 700,028 common shares outstanding)	$35.15

See notes to financial statements.

16 | AB CORPORATE BOND ETF	abfunds.com

STATEMENT OF OPERATIONS

For the Period from December 13, 2023(a) to May 31, 2024 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $155)	$631,367
Dividends—Affiliated issuers	7,509	$638,876

Expenses
Advisory fee (see Note B)	35,078

Total expenses	35,078
Less: expenses waived and reimbursed by the Adviser (see Note B)	(219)

Net expenses		34,859

Net investment income		604,017

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		96,985
In-kind redemptions		10,396
Futures		(46,180)
Net change in unrealized appreciation (depreciation) of:
Investments		(107,137)
Futures		32,992

Net loss on investment transactions		(12,944)

Net Increase in Net Assets from Operations		$591,073

(a)	Commencement of operations.

See notes to financial statements.

abfunds.com	AB CORPORATE BOND ETF | 17

STATEMENT OF CHANGES IN NET ASSETS

	December 13, 2023(a) to May 31, 2024 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$604,017
Net realized gain on investment transactions	61,201
Net change in unrealized appreciation (depreciation) of investments	(74,145)

Net increase in net assets from operations	591,073
Distribution to Shareholders	(485,189)
Transactions in Shares of the Fund
Net increase	24,498,760

Total increase	24,604,644
Net Assets
Beginning of period	– 0	–

End of period	$24,604,644

(a)	Commencement of operations.

See notes to financial statements.

18 | AB CORPORATE BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Corporate Bond ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on December 13, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open

abfunds.com	AB CORPORATE BOND ETF | 19

NOTES TO FINANCIAL STATEMENTS (continued)

futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value its foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for

20 | AB CORPORATE BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

abfunds.com	AB CORPORATE BOND ETF | 21

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$23,997,103		$	– 0	–	$23,997,103
Short-Term Investments		429,612		– 0	–		– 0	–	429,612

Total Investments in Securities		429,612		23,997,103			– 0	–	24,426,715
Other Financial Instruments(a):
Assets:
Futures		35,047		– 0	–		– 0	–	35,047	(b)
Liabilities:
Futures		(2,055)		– 0	–		– 0	–	(2,055	)(b)

Total		$462,604		$23,997,103		$	– 0	–	$24,459,707

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Foreign Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

22 | AB CORPORATE BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

abfunds.com	AB CORPORATE BOND ETF | 23

NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .30% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $219.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$7,768	$7,338	$430	$8

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

24 | AB CORPORATE BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$44,716,473	$19,220,428
U.S. government securities	1,350,550	1,357,584

During the period ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the period ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases			Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$	– 0	–	$1,564,263
U.S. government securities		– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$124,387
Gross unrealized depreciation	(198,532)

Net unrealized depreciation	$(74,145)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect

abfunds.com	AB CORPORATE BOND ETF | 25

NOTES TO FINANCIAL STATEMENTS (continued)

correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2024, the Fund held futures for hedging purposes.

26 | AB CORPORATE BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$35,047	*	Payable for variation margin on futures	$2,055	*

Total		$35,047			$2,055

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(46,180)	$32,992

Total		$(46,180)	$32,992

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended May 31, 2024:

Futures:
Average notional amount of buy contracts	$9,560,367
Average notional amount of sale contracts	$9,392,168

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct

abfunds.com	AB CORPORATE BOND ETF | 27

NOTES TO FINANCIAL STATEMENTS (continued)

investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares	Amount
	December 13, 2023(a) to May 31, 2024 (unaudited)	December 13, 2023(a) to May 31, 2024 (unaudited)

Shares sold	750,028	$26,257,995

Shares redeemed	(50,000)	(1,759,235)

Net increase	700,028	$24,498,760

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its

28 | AB CORPORATE BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in

abfunds.com	AB CORPORATE BOND ETF | 29

NOTES TO FINANCIAL STATEMENTS (continued)

higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss .Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to

30 | AB CORPORATE BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV, or the Fund could face trading halts or de-listing.

abfunds.com	AB CORPORATE BOND ETF | 31

NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Many of these techniques incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year.

32 | AB CORPORATE BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB CORPORATE BOND ETF | 33

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

December 13, 2023(a) to May 31, 2024(a) (unaudited)

Net asset value, beginning of period	$ 35.00

Income From Investment Operations

Net investment income(b)(c)	.86

Net realized and unrealized loss on investment transactions	(.02)

Net increase in net asset value from operations	.84

Less: Dividends

Dividends from net investment income	(.69)

Net asset value, end of period	$ 35.15

Total Return

Total investment return based on net asset value(d)	2.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,605

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.30%^

Expenses, before waivers/reimbursements	.30%^

Net investment income(c)	5.20%^

Portfolio turnover rate(e)	85%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

34 | AB CORPORATE BOND ETF	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Corporate Bond ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 1-2, 2023 (the “Meeting”)

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise

abfunds.com	AB CORPORATE BOND ETF | 35

of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

36 | AB CORPORATE BOND ETF	abfunds.com

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did

abfunds.com	AB CORPORATE BOND ETF | 37

not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was equal to a median. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

38 | AB CORPORATE BOND ETF	abfunds.com

NOTES

abfunds.com	AB CORPORATE BOND ETF | 39

NOTES

40 | AB CORPORATE BOND ETF	abfunds.com

AB CORPORATE BOND ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-COB-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB ULTRA SHORT INCOME ETF

(NYSE: YEAR)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 52.0%
Financial Institutions – 28.3%
Banking – 22.1%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	$7,910	$7,798,865
4.80%, 04/18/2026(a)	800	783,904
Ally Financial, Inc. 4.625%, 03/30/2025	2,524	2,499,012
5.125%, 09/30/2024	2,421	2,414,318
5.80%, 05/01/2025	122	121,951
American Express Co. 2.50%, 07/30/2024	2,557	2,550,326
Banco Santander SA 2.706%, 06/27/2024	2,400	2,395,320
Bank of America Corp. 4.20%, 08/26/2024	4,544	4,526,415
Series L 3.95%, 04/21/2025	9,721	9,571,588
Bank of Nova Scotia (The) 3.45%, 04/11/2025	4,845	4,761,085
Barclays PLC 4.375%, 09/11/2024	3,923	3,900,168
5.20%, 05/12/2026	3,460	3,414,639
BNP Paribas SA 3.375%, 01/09/2025(a)	1,445	1,423,744
4.25%, 10/15/2024	8,344	8,285,592
4.375%, 09/28/2025(a)	3,119	3,058,616
BPCE SA 2.375%, 01/14/2025(a)	752	735,441
4.50%, 03/15/2025(a)	5,604	5,532,045
4.625%, 07/11/2024(a)	2,405	2,399,445
5.15%, 07/21/2024(a)	4,432	4,423,047
Capital One Financial Corp. 3.30%, 10/30/2024	3,511	3,475,328
4.25%, 04/30/2025	1,643	1,622,446
Citigroup, Inc. 3.875%, 03/26/2025	1,861	1,833,066
4.00%, 08/05/2024	8,245	8,214,823
Cooperatieve Rabobank UA 4.375%, 08/04/2025	4,955	4,869,130
Credit Agricole SA 4.375%, 03/17/2025(a)	10,152	10,021,242
Danske Bank A/S 3.244%, 12/20/2025(a)	202	198,948
Discover Bank 2.45%, 09/12/2024	4,660	4,615,357

abfunds.com	AB ULTRA SHORT INCOME ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Discover Financial Services 3.95%, 11/06/2024	$476	$471,916
Goldman Sachs Group, Inc. (The) 3.50%, 01/23/2025	4,422	4,361,507
3.85%, 07/08/2024	3,569	3,561,255
5.844% (SOFR + 0.49%), 10/21/2024(b)	913	913,420
HSBC Holdings PLC 4.25%, 08/18/2025	1,103	1,081,657
Intesa Sanpaolo SpA Series XR 3.25%, 09/23/2024(a)	3,147	3,121,761
JPMorgan Chase & Co. 0.824%, 06/01/2025	362	362,000
1.561%, 12/10/2025	13,372	13,081,828
Lloyds Banking Group PLC 4.50%, 11/04/2024	11,848	11,764,946
Macquarie Group Ltd. 6.207%, 11/22/2024(a)	2,921	2,926,024
Manufacturers & Traders Trust Co. Series B 2.90%, 02/06/2025	9,594	9,393,869
Mizuho Financial Group, Inc. 2.839%, 07/16/2025	321	319,816
Morgan Stanley 1.164%, 10/21/2025	145	142,383
2.63%, 02/18/2026	4,643	4,541,365
Series G 5.868% (SOFR + 0.51%), 01/22/2025(b)	1,038	1,038,654
Santander Holdings USA, Inc. 3.45%, 06/02/2025	2,454	2,395,987
6.124%, 05/31/2027	5,067	5,084,836
Societe Generale SA 2.226%, 01/21/2026(a)	1,471	1,435,328
2.625%, 01/22/2025(a)	8,719	8,533,808
4.25%, 04/14/2025(a)	3,250	3,195,335
4.75%, 11/24/2025(a)	898	880,776
Standard Chartered PLC 2.819%, 01/30/2026(a)	7,583	7,429,672
Sumitomo Mitsui Financial Group, Inc. 2.348%, 01/15/2025	4,867	4,768,687
Synchrony Financial 4.50%, 07/23/2025	1,924	1,888,483
4.875%, 06/13/2025	439	433,974
Truist Financial Corp. 2.50%, 08/01/2024	6,808	6,767,492
2.85%, 10/26/2024	840	830,155

2 | AB ULTRA SHORT INCOME ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

UBS AG/New York NY 7.95%, 01/09/2025	$1,872	$1,895,119
UBS Group AG 3.75%, 03/26/2025	7,486	7,370,042
US Bancorp 2.40%, 07/30/2024	1,978	1,967,418
Wells Fargo & Co. 2.164%, 02/11/2026	4,663	4,548,850
Western Union Co. (The) 2.85%, 01/10/2025	4,540	4,454,512

		226,408,736

Brokerage – 1.2%
Nomura Holdings, Inc. 2.648%, 01/16/2025	12,198	11,955,626
5.099%, 07/03/2025	493	489,135

		12,444,761

Finance – 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/2025	672	662,148
4.45%, 10/01/2025	539	530,759
6.50%, 07/15/2025	168	169,278
Series 3NC1 1.75%, 10/29/2024	1,336	1,313,595
Air Lease Corp. 0.80%, 08/18/2024	1,356	1,341,165
2.30%, 02/01/2025	2,597	2,534,594
Aircastle Ltd. 5.25%, 08/11/2025(a)	9,937	9,844,487
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	4,192	3,934,360
1.95%, 09/20/2026(a)	368	337,684
4.125%, 08/01/2025(a)	3,237	3,168,149
5.50%, 12/15/2024(a)	2,852	2,840,963

		26,677,182

Insurance – 1.0%
Humana, Inc. 3.85%, 10/01/2024	5,332	5,296,702
Lincoln National Corp. 3.35%, 03/09/2025	4,853	4,758,852

		10,055,554

REITs – 1.4%
Brixmor Operating Partnership LP 3.65%, 06/15/2024	2,844	2,840,871
3.85%, 02/01/2025	1,006	993,063

abfunds.com	AB ULTRA SHORT INCOME ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Equinix, Inc. 2.625%, 11/18/2024	$4,381	$4,316,424
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025	4,119	4,079,705
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)	2,079	2,055,965

		14,286,028

		289,872,261

Industrial – 20.1%
Basic – 1.0%
Celanese US Holdings LLC 5.90%, 07/05/2024	1,133	1,132,637
Eastman Chemical Co. 3.80%, 03/15/2025	4,831	4,765,685
Nutrien Ltd. 3.00%, 04/01/2025	3,075	3,008,888
WRKCo, Inc. 3.00%, 09/15/2024	1,113	1,103,729

		10,010,939

Capital Goods – 1.9%
3M Co. 2.65%, 04/15/2025	4,987	4,860,530
Boeing Co. (The) 2.85%, 10/30/2024	8,056	7,947,808
6.259%, 05/01/2027(a)	4,849	4,878,288
Parker-Hannifin Corp. 2.70%, 06/14/2024	120	119,885
3.30%, 11/21/2024	1,163	1,149,939

		18,956,450

Communications - Media – 1.8%
Cox Communications, Inc. 3.85%, 02/01/2025(a)	4,566	4,504,542
Discovery Communications LLC 3.90%, 11/15/2024	2,299	2,277,114
Fox Corp. 3.05%, 04/07/2025	4,867	4,761,970
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	2,740	2,714,929
WPP Finance 2010 3.75%, 09/19/2024	3,875	3,850,432

		18,108,987

Communications - Telecommunications – 1.0%
Sprint LLC 7.125%, 06/15/2024	5,030	5,030,754

4 | AB ULTRA SHORT INCOME ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

T-Mobile USA, Inc. 3.50%, 04/15/2025	$4,850	$4,759,160

		9,789,914

Consumer Cyclical - Automotive – 2.0%
Aptiv PLC/Aptiv Corp. 2.396%, 02/18/2025	4,632	4,524,445
Ford Motor Credit Co., LLC 2.30%, 02/10/2025	1,525	1,487,149
4.063%, 11/01/2024	3,000	2,974,770
5.125%, 06/16/2025	536	531,803
General Motors Financial Co., Inc. 3.80%, 04/07/2025	516	507,476
4.00%, 01/15/2025	499	493,546
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)	2,582	2,519,903
Hyundai Capital America 0.875%, 06/14/2024(a)	2,206	2,202,360
1.00%, 09/17/2024(a)	2,618	2,579,960
Volkswagen Group of America Finance LLC 2.85%, 09/26/2024(a)	2,717	2,690,917

		20,512,329

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(a)	2,540	2,432,177

Consumer Cyclical - Other – 0.4%
DR Horton, Inc. 2.50%, 10/15/2024	4,556	4,503,469

Consumer Cyclical - Retailers – 1.2%
AutoNation, Inc. 3.50%, 11/15/2024	511	505,190
AutoZone, Inc. 3.25%, 04/15/2025	4,965	4,864,558
Lowe’s Cos., Inc. 4.00%, 04/15/2025	4,924	4,858,412
PVH Corp. 4.625%, 07/10/2025	2,464	2,429,849

		12,658,009

Consumer Non-Cyclical – 3.8%
Altria Group, Inc. 2.35%, 05/06/2025	4,912	4,766,261
BAT Capital Corp. 3.222%, 08/15/2024	4,375	4,350,675
Campbell Soup Co. 3.95%, 03/15/2025	2,702	2,667,874

abfunds.com	AB ULTRA SHORT INCOME ETF | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CVS Health Corp. 2.625%, 08/15/2024	$1,650	$1,638,879
3.375%, 08/12/2024	1,652	1,644,269
4.10%, 03/25/2025	1,746	1,724,280
HCA, Inc. 5.375%, 02/01/2025	5,017	4,998,889
Imperial Brands Finance PLC 3.125%, 07/26/2024(a)	4,467	4,447,926
Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)	2,939	2,893,445
2.25%, 09/19/2024(a)	1,263	1,249,599
Tyson Foods, Inc. 3.95%, 08/15/2024	4,518	4,501,148
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	4,568	4,475,452

		39,358,697

Energy – 4.6%
Boardwalk Pipelines LP 4.95%, 12/15/2024	4,485	4,462,979
Continental Resources, Inc./OK 3.80%, 06/01/2024	3,915	3,915,000
Devon Energy Corp. 5.25%, 09/15/2024	3,320	3,313,061
Energy Transfer LP 4.05%, 03/15/2025	4,816	4,749,876
EQT Corp. 6.125%, 02/01/2025(c)	4,939	4,943,099
Hess Corp. 3.50%, 07/15/2024	1,580	1,575,434
Kinder Morgan Energy Partners LP 4.25%, 09/01/2024	4,525	4,506,040
Marathon Petroleum Corp. 3.625%, 09/15/2024	2,868	2,848,842
4.70%, 05/01/2025	2,250	2,230,155
Phillips 66 3.85%, 04/09/2025	4,937	4,865,117
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024	4,756	4,711,532
Western Midstream Operating LP 3.10%, 02/01/2025(c)	5,111	5,010,109

		47,131,244

Services – 0.4%
Global Payments, Inc. 2.65%, 02/15/2025	4,448	4,347,475

6 | AB ULTRA SHORT INCOME ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Technology – 1.4%
Dell International LLC/EMC Corp. 4.00%, 07/15/2024	$4,530	$4,520,079
Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	4,329	4,328,784
Oracle Corp. 2.50%, 04/01/2025	625	608,938
2.95%, 11/15/2024	3,037	3,000,131
3.40%, 07/08/2024	1,411	1,407,585

		13,865,517

Transportation - Services – 0.4%
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	4,226	4,189,065

		205,864,272

Utility – 3.6%
Electric – 3.6%
CenterPoint Energy, Inc. 2.50%, 09/01/2024	4,327	4,290,480
Dominion Energy, Inc. 3.071%, 08/15/2024(c)	1,326	1,318,283
DTE Energy Co. 4.22%, 11/01/2024(c)	4,514	4,482,267
Edison International 3.55%, 11/15/2024	4,790	4,738,891
EDP Finance BV 3.625%, 07/15/2024(a)	3,441	3,429,782
Enel Finance International NV 2.65%, 09/10/2024(a)	5,130	5,083,830
Eversource Energy 4.20%, 06/27/2024	4,481	4,476,295
Series L 2.90%, 10/01/2024	512	506,731
NRG Energy, Inc. 3.75%, 06/15/2024(a)	4,092	4,085,903
Southern Co. (The) 4.475%, 08/01/2024(c)	4,351	4,337,903
Vistra Operations Co., LLC 3.55%, 07/15/2024(a)	510	508,276

		37,258,641

Total Corporates - Investment Grade (cost $532,646,037)		532,995,174

GOVERNMENTS - TREASURIES – 31.0%
United States – 31.0%
U.S. Treasury Notes 4.50%, 03/31/2026	56,221	55,790,558
4.875%, 04/30/2026	40,213	40,181,284

abfunds.com	AB ULTRA SHORT INCOME ETF | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.451% (US TBILL 3 Month + 0.12%), 07/31/2025(b)	$40,000	$40,048,338
5.466% (US TBILL 3 Month + 0.14%), 10/31/2024(b)	41,000	41,024,879
5.495% (US TBILL 3 Month + 0.17%), 04/30/2025(b)	40,000	40,050,178
5.496% (US TBILL 3 Month + 0.17%), 10/31/2025(b)	40,000	40,072,139
5.526% (US TBILL 3 Month + 0.20%), 01/31/2025(b)	40,200	40,258,044
5.571% (US TBILL 3 Month + 0.24%), 01/31/2026(b)	20,000	20,059,679

Total Governments - Treasuries (cost $317,187,423)		317,485,099

ASSET-BACKED SECURITIES – 7.9%
Other ABS - Fixed Rate – 3.8%
ACHV ABS Trust Series 2023-4CP, Class A 6.81%, 11/25/2030(a)	189	188,975
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(a)	129	128,052
Series 2023-B, Class 1A 6.82%, 09/15/2028(a)	870	880,937
Series 2023-B, Class A 6.82%, 09/15/2028(a)	1,200	1,215,086
Series 2023-X1, Class A 7.11%, 11/15/2028(a)	470	471,131
Series 2024-X1, Class A 6.27%, 05/15/2029(a)	3,389	3,392,174
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)	974	966,660
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	684	680,998
Granite Park Equipment Leasing LLC Series 2023-1A, Class A2 6.51%, 05/20/2030(a)	2,398	2,407,440
Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033(a)	1,680	1,674,669
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)	3,500	3,533,808

8 | AB ULTRA SHORT INCOME ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Marlette Funding Trust Series 2023-2A, Class A 6.04%, 06/15/2033(a)	$427	$426,882
Series 2024-1A, Class A 5.95%, 07/17/2034(a)	2,388	2,388,185
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)	1,908	1,917,851
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)	1,269	1,268,911
Pagaya AI Debt Trust Series 2023-1, Class A 7.556%, 07/15/2030(a)	386	387,063
Series 2023-3, Class A 7.60%, 12/16/2030(a)	797	801,718
Series 2023-5, Class A 7.179%, 04/15/2031(a)	202	202,197
Series 2023-6, Class A 7.128%, 06/16/2031(a)	559	560,462
Series 2024-1, Class A 6.66%, 07/15/2031(a)	1,221	1,226,503
Series 2024-2, Class A 6.319%, 08/15/2031(a)	2,234	2,233,633
Series 2024-3, Class A 6.258%, 10/15/2031(a)	1,410	1,409,615
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)	479	480,793
Reach ABS Trust Series 2023-1A, Class A 7.05%, 02/18/2031(a)	266	266,809
Service Experts Issuer LLC Series 2024-1A, Class A 6.39%, 11/20/2035(a)(d)	5,108	5,102,413
Theorem Funding Trust Series 2022-3A, Class A 7.60%, 04/15/2029(a)	482	485,087
Series 2023-1A, Class A 7.58%, 04/15/2029(a)	343	346,192
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)	1,316	1,319,455
Series 2023-3, Class A 6.90%, 10/20/2033(a)	1,019	1,028,081

abfunds.com	AB ULTRA SHORT INCOME ETF | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Verdant Receivables LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)	$1,093	$1,093,338

		38,485,118

Autos - Fixed Rate – 3.6%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)	2,889	2,900,356
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	923	923,812
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)	1,610	1,621,821
Carvana Auto Receivables Trust Series 2023-N3, Class A 6.41%, 09/10/2027(a)	652	653,819
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029(a)	1,317	1,328,867
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)	300	299,608
Hyundai Auto Receivables Trust Series 2021-A, Class B 1.09%, 05/17/2027	5,071	4,846,581
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	761	766,643
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	1,146	1,155,787
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)	1,242	1,257,860
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(a)	98	98,259
Series 2023-2, Class A 7.59%, 04/16/2029(a)	1,066	1,073,153
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)	3,722	3,737,905
Octane Receivables Trust Series 2023-2A, Class A2 5.88%, 06/20/2031(a)	1,805	1,806,128

10 | AB ULTRA SHORT INCOME ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)	$2,144	$2,156,169
Series 2023-4A, Class A 7.54%, 03/25/2032(a)	1,219	1,230,782
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	1,170	1,177,862
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(a)	403	403,750
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	215	215,199
Series 2024-1A, Class A 6.61%, 10/15/2027(a)	3,586	3,595,650
Series 2024-2A, Class A 6.36%, 12/15/2027(a)	2,476	2,475,840
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026 (a)	1,465	1,465,403
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	2,251	2,258,379

		37,449,633

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)	4,805	4,793,427

Total Asset-Backed Securities (cost $80,481,728)		80,728,178

SHORT-TERM INVESTMENTS – 7.8%
Commercial Paper – 3.7%
Australia & New Zealand Banking Group Ltd. Zero Coupon, 07/10/2024(a)	1,100	1,093,469
Autonation, Inc. Zero Coupon, 06/05/2024(a)	4,500	4,496,296
Bayer Corp. Zero Coupon, 07/08/2024(a)	633	629,221
Zero Coupon, 07/15/2024(a)	2,400	2,383,020
General Motors Financial Co., Inc. Zero Coupon, 07/23/2024(a)	1,200	1,190,080
Zero Coupon, 08/12/2024(a)	8,000	7,908,761
Glencore Funding LLC Zero Coupon, 06/28/2024(a)	5,000	4,977,912

abfunds.com	AB ULTRA SHORT INCOME ETF | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Intesa Sanpaolo Funding LLC Zero Coupon, 10/09/2024	$3,800	$3,720,264
Zero Coupon, 02/03/2025	3,000	2,882,265
Lloyds Bank Corporate Markets PLC/New York NY Zero Coupon, 07/12/2024	1,200	1,192,504
Natwest Markets PLC Series G Zero Coupon, 07/22/2024(a)	3,315	3,289,456
Svenska Handelsbanken AB Zero Coupon, 06/18/2024(a)	4,700	4,687,604

Total Commercial Paper (cost $38,469,576)		38,450,852

U.S. Treasury Bills – 2.9%
United States – 2.9%
U.S. Treasury Bill Zero Coupon, 04/17/2025 (cost $29,257,735)	30,594	29,249,330

	Shares
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(e)(f)(g) (cost $9,993,497)	9,993,497	9,993,497

	Principal Amount (000)
Certificates of Deposit – 0.2%
Swedbank AB/New York 5.90%, 06/20/2024 (cost $2,200,002)	$2,200	2,200,454

Total Short-Term Investments (cost $79,920,810)		79,894,133

Total Investments – 98.7% (cost $1,010,235,998)		1,011,102,584
Other assets less liabilities – 1.3%		13,350,581

Net Assets – 100.0%		$1,024,453,165

12 | AB ULTRA SHORT INCOME ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	885	September 2024	$ 93,630,234	$ (27,656)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $240,312,998 or 23.5% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Affiliated investments.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

US TBILL 3 Month – U.S. Treasury 3 Month Bill Money Market Yield

See notes to financial statements.

abfunds.com	AB ULTRA SHORT INCOME ETF | 13

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,000,242,501)	$1,001,109,087
Affiliated issuers (cost $9,993,497)	9,993,497
Cash	963
Cash collateral due from broker	1,239,000
Unaffiliated interest and dividends receivable	7,007,686
Receivable for shares of beneficial interest sold	5,046,310
Receivable for variation margin on futures	152,112
Affiliated dividends receivable	125,741
Receivable due from Adviser	3,698

Total assets	1,024,678,094

Liabilities
Advisory fee payable	224,929

Total liabilities	224,929

Net Assets	$1,024,453,165

Composition of Net Assets
Capital stock, at par	$2,030
Additional paid-in capital	1,018,996,981
Distributable earnings	5,454,154

Net Assets	$1,024,453,165

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 20,301,000 shares outstanding)	$50.46

See notes to financial statements.

14 | AB ULTRA SHORT INCOME ETF	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Interest	$22,948,480
Dividends—Affiliated issuers	1,536,072	$24,484,552

Expenses
Advisory fee (see Note B)	1,064,997

Total expenses	1,064,997
Less: expenses waived and reimbursed by the Adviser (see Note B)	(46,490)

Net expenses		1,018,507

Net investment income		23,466,045

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		594,101
In-kind redemptions		597,114
Futures		(1,300,275)
Net change in unrealized appreciation (depreciation) of:
Investments		190,368
Futures		(211,883)

Net loss on investment transactions		(130,575)

Net Increase in Net Assets from Operations		$23,335,470

See notes to financial statements.

abfunds.com	AB ULTRA SHORT INCOME ETF | 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)		Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$23,466,045		$20,171,238
Net realized gain (loss) on investment transactions	(109,060)		18,071
Net change in unrealized appreciation (depreciation) of investments	(21,515)		968,388

Net increase in net assets from operations	23,335,470		21,157,697
Distribution to Shareholders	(20,983,876)		(18,014,901)
Transactions in Shares of the Fund
Net increase	435,561,295		433,330,965
Other capital	– 0	–	64,073

Total increase	437,912,889		436,537,834
Net Assets
Beginning of period	586,540,276		150,002,442

End of period	$1,024,453,165		$586,540,276

See notes to financial statements.

16 | AB ULTRA SHORT INCOME ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

The AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Ultra Short Income ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on September 14, 2022. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open

abfunds.com	AB ULTRA SHORT INCOME ETF | 17

NOTES TO FINANCIAL STATEMENTS (continued)

futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market

18 | AB ULTRA SHORT INCOME ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable

abfunds.com	AB ULTRA SHORT INCOME ETF | 19

NOTES TO FINANCIAL STATEMENTS (continued)

data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates – Investment Grade	$	– 0	–	$532,995,174		$	– 0	–	$532,995,174
Governments – Treasuries		– 0	–	317,485,099			– 0	–	317,485,099
Asset-Backed Securities		– 0	–	75,625,765			5,102,413		80,728,178
Short-Term Investments:
Commercial Paper		– 0	–	38,450,852			– 0	–	38,450,852
U.S. Treasury Bills		– 0	–	29,249,330			– 0	–	29,249,330
Investment Companies		9,993,497		– 0	–		– 0	–	9,993,497
Certificates of Deposit		– 0	–	2,200,454			– 0	–	2,200,454

Total Investments in Securities		9,993,497		996,006,674			5,102,413		1,011,102,584
Other Financial Instruments(a):
Assets		– 0	–	– 0	–		– 0	–	– 0	–
Liabilities:
Futures		(27,656)		– 0	–		– 0	–	(27,656	)(b)

Total		$9,965,841		$996,006,674			$5,102,413		$1,011,074,928

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

20 | AB ULTRA SHORT INCOME ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are

abfunds.com	AB ULTRA SHORT INCOME ETF | 21

NOTES TO FINANCIAL STATEMENTS (continued)

accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .25% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, certain legal and transfer agency costs. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $46,490.

22 | AB ULTRA SHORT INCOME ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,687	$570,489	$562,183	$9,993	$1,536

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$120,210,586	$58,472,981
U.S. government securities	239,663,408	– 0	–

During the six months ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases			Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$	– 0	–	$58,439,845
U.S. government securities		– 0	–	– 0	–

abfunds.com	AB ULTRA SHORT INCOME ETF | 23

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,265,924
Gross unrealized depreciation	(426,994)

Net unrealized appreciation	$838,930

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal

24 | AB ULTRA SHORT INCOME ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2024, the Fund held futures for hedging and non-hedging purposes.

During the six months ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Payable for variation margin on futures	$27,656	*

Total				$27,656

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,300,275)	$(211,883)

Total		$(1,300,275)	$(211,883)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2024:

Futures:
Average notional amount of buy contracts	$69,567,263
Average notional amount of sale contracts	$48,874,828

abfunds.com	AB ULTRA SHORT INCOME ETF | 25

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Shares sold	10,275,000	10,250,000	$517,377,053	$513,575,312

Shares redeemed	(1,625,000)	(1,600,000)	(81,815,758)	(80,244,347)

Net increase	8,650,000	8,650,000	$435,561,295	$433,330,965

26 | AB ULTRA SHORT INCOME ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Mortgage-Related and Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly

abfunds.com	AB ULTRA SHORT INCOME ETF | 27

NOTES TO FINANCIAL STATEMENTS (continued)

sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Some mortgage-backed securities are “TBA” securities, which have additional risks.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s

28 | AB ULTRA SHORT INCOME ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

shares are generally bought and sold in the secondary market at market prices. The net asset value per share (“NAV”) of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight

abfunds.com	AB ULTRA SHORT INCOME ETF | 29

NOTES TO FINANCIAL STATEMENTS (continued)

Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$18,014,901	$731,044

Total taxable distributions	$18,014,901	$731,044

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,705,903
Accumulated capital and other losses	(263,567	)(a)
Unrealized appreciation (depreciation)	660,224	(b)

Total accumulated earnings (deficit)	$3,102,560

(a)

As of November 30, 2023, the Fund had a net capital loss carryforward of $221,359. During the fiscal year, the Fund utilized $264,631 of capital loss carry forwards to offset current year net realized gains. As of November 30, 2023, the cumulative deferred loss on straddles was $42,208.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, and the tax deferral of losses on wash sales.

30 | AB ULTRA SHORT INCOME ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $221,359, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB ULTRA SHORT INCOME ETF | 31

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended May 31, 2024 (unaudited)		Year Ended November 30, 2023	September 14, 2022(a) to November 30, 2022

Net asset value, beginning of period	$ 50.34		$ 49.98	$ 50.00

Income From Investment Operations

Net investment income(b)(c)	1.40		2.63	.42

Net realized and unrealized gain (loss) on investment transactions	.04	(d)	.14	(.20)

Net increase in net asset value from operations	1.44		2.77	.22

Less: Dividends

Dividends from net investment income	(1.32)		(2.41)	(.24)

Net asset value, end of period	$ 50.46		$ 50.34	$ 49.98

Total Return

Total investment return based on net asset value(e)	2.89%		5.66%	.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,024,453		$586,540	$150,002

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.24	%^	.25%	.25%^

Expenses, before waivers/reimbursements(f)‡	.25	%^	.25%	.25%^

Net investment income(c)	5.51	%^	5.30%	3.98%^

Portfolio turnover rate(g)	15%		114%	35%

‡ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying

portfolios	.01%		.00%	.00%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six monthss ended May 31, 2024 such waiver amounted to .01%.

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

32 | AB ULTRA SHORT INCOME ETF	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Ultra Short Income ETF (the “Fund”) for an initial two-year period at meetings held in-person on May 3-4, 2022 (the “ May Meeting”) and August 2-3, 2022 (together with the May Meeting, the “Meetings”)

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise

abfunds.com	AB ULTRA SHORT INCOME ETF | 33

of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

34 | AB ULTRA SHORT INCOME ETF	abfunds.com

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other funds in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did

abfunds.com	AB ULTRA SHORT INCOME ETF | 35

not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

36 | AB ULTRA SHORT INCOME ETF	abfunds.com

AB ULTRA SHORT INCOME ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF01-USI-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB US LARGE CAP STRATEGIC EQUITIES ETF

(NYSE: LRGC)

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Information Technology – 29.3%
Electronic Equipment, Instruments & Components – 0.6%
CDW Corp./DE	3,027	$676,898

Semiconductors & Semiconductor Equipment – 11.0%
Broadcom, Inc.	1,594	2,117,709
KLA Corp.	1,346	1,022,327
NVIDIA Corp.	7,130	7,816,833
NXP Semiconductors NV	5,019	1,365,670
QUALCOMM, Inc.	5,355	1,092,688

		13,415,227

Software – 12.7%
Adobe, Inc.(a)	2,878	1,280,019
Gen Digital, Inc.	26,887	667,604
Microsoft Corp.	24,682	10,246,239
Oracle Corp.	18,765	2,199,070
ServiceNow, Inc.(a)	1,034	679,266
Workday, Inc. – Class A(a)	1,696	358,619

		15,430,817

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	26,402	5,075,784
Western Digital Corp.(a)	12,847	967,251

		6,043,035

		35,565,977

Health Care – 14.5%
Biotechnology – 2.5%
Regeneron Pharmaceuticals, Inc.(a)	1,453	1,424,173
Vertex Pharmaceuticals, Inc.(a)	3,563	1,622,376

		3,046,549

Health Care Equipment & Supplies – 2.3%
Edwards Lifesciences Corp.(a)	13,853	1,203,687
Medtronic PLC	18,876	1,535,940

		2,739,627

Health Care Providers & Services – 5.1%
Elevance Health, Inc.	3,053	1,643,980
HCA Healthcare, Inc.	3,417	1,160,926
UnitedHealth Group, Inc.	6,863	3,399,724

		6,204,630

Life Sciences Tools & Services – 3.2%
Illumina, Inc.(a)	3,826	398,975
IQVIA Holdings, Inc.(a)	6,871	1,505,367
Thermo Fisher Scientific, Inc.	1,990	1,130,280

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Waters Corp.(a)	2,625	$810,863

		3,845,485

Pharmaceuticals – 1.4%
Roche Holding AG (Sponsored ADR)	27,961	895,032
Zoetis, Inc.	4,988	845,765

		1,740,797

		17,577,088

Financials – 13.0%
Banks – 3.1%
Bank of America Corp.	39,447	1,577,486
PNC Financial Services Group, Inc. (The)	961	151,252
Wells Fargo & Co.	34,056	2,040,635

		3,769,373

Capital Markets – 3.2%
Charles Schwab Corp. (The)	20,619	1,510,960
Goldman Sachs Group, Inc. (The)	4,131	1,885,884
LPL Financial Holdings, Inc.	1,851	529,775

		3,926,619

Financial Services – 4.0%
PayPal Holdings, Inc.(a)	8,315	523,762
Visa, Inc. – Class A	15,705	4,278,984

		4,802,746

Insurance – 2.7%
Progressive Corp. (The)	12,408	2,620,321
Willis Towers Watson PLC	2,771	707,409

		3,327,730

		15,826,468

Communication Services – 11.7%
Diversified Telecommunication Services – 1.0%
Comcast Corp. – Class A	30,380	1,216,111

Entertainment – 0.9%
Walt Disney Co. (The)	10,040	1,043,256

Interactive Media & Services – 8.7%
Alphabet, Inc. – Class C(a)	38,151	6,636,748
Meta Platforms, Inc. – Class A	8,394	3,918,571

		10,555,319

Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc.	7,813	1,366,963

		14,181,649

Consumer Discretionary – 8.1%
Automobiles – 0.4%
Stellantis NV	20,458	455,600

2 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Broadline Retail – 3.6%
Amazon.com, Inc.(a)	24,554	$4,332,308

Hotels, Restaurants & Leisure – 1.4%
Hyatt Hotels Corp. – Class A	5,150	759,471
Restaurant Brands International, Inc.	14,385	986,523

		1,745,994

Specialty Retail – 1.9%
AutoZone, Inc.(a)	272	753,423
Home Depot, Inc. (The)	4,710	1,577,238

		2,330,661

Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. – Class B	10,432	991,561

		9,856,124

Industrials – 6.6%
Building Products – 0.9%
Otis Worldwide Corp.	11,474	1,138,221

Construction & Engineering – 0.6%
MasTec, Inc.(a)	6,731	755,555

Electrical Equipment – 2.2%
Eaton Corp. PLC	6,718	2,236,086
Sensata Technologies Holding PLC	9,901	409,110

		2,645,196

Ground Transportation – 1.2%
CSX Corp.	43,513	1,468,564

Machinery – 1.3%
PACCAR, Inc.	15,177	1,631,527

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	2,763	420,556

		8,059,619

Consumer Staples – 5.7%
Beverages – 1.8%
Coca-Cola Co. (The)	19,949	1,255,391
Constellation Brands, Inc. – Class A	3,667	917,593

		2,172,984

Consumer Staples Distribution & Retail – 3.0%
Costco Wholesale Corp.	1,069	865,772
Walmart, Inc.	43,155	2,837,873

		3,703,645

Household Products – 0.9%
Procter & Gamble Co. (The)	6,591	1,084,483

		6,961,112

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 3.2%
Chemicals – 2.8%
Corteva, Inc.	18,279	$1,022,527
Linde PLC	2,754	1,199,422
LyondellBasell Industries NV – Class A	11,458	1,139,155

		3,361,104

Metals & Mining – 0.4%
ATI, Inc.(a)	9,135	560,341

		3,921,445

Energy – 2.8%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	34,338	1,149,637

Oil, Gas & Consumable Fuels – 1.9%
Chevron Corp.	5,409	877,881
EOG Resources, Inc.	11,350	1,413,642

		2,291,523

		3,441,160

Utilities – 1.9%
Electric Utilities – 1.9%
American Electric Power Co., Inc.	9,739	878,945
NextEra Energy, Inc.	17,410	1,393,148

		2,272,093

Real Estate – 1.5%
Industrial REITs – 0.9%
Prologis, Inc.	10,059	1,111,419

Specialized REITs – 0.6%
American Tower Corp.	3,826	748,901

		1,860,320

Total Common Stocks (cost $107,080,311)		119,523,055

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio –Class AB, 5.22%(b)(c)(d) (cost $1,956,887)	1,956,887	1,956,887

Total Investments – 99.9% (cost $109,037,198)		121,479,942
Other assets less liabilities – 0.1%		159,237

Net Assets – 100.0%		$121,639,179

4 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $107,080,311)	$119,523,055
Affiliated issuers (cost $1,956,887)	1,956,887
Receivable for shares of beneficial interest sold	5,528,997
Unaffiliated dividends receivable	101,976
Affiliated dividends receivable	8,745
Receivable due from Adviser	220

Total assets	127,119,880

Liabilities
Payable for investment securities purchased	5,432,949
Advisory fee payable	47,752

Total liabilities	5,480,701

Net Assets	$121,639,179

Composition of Net Assets
Capital stock, at par	$198
Paid-in capital	108,910,879
Distributable earnings	12,728,102

Net Assets	$121,639,179

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 1,980,020 shares outstanding)	$61.43

See notes to financial statements.

6 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $10,084)	$481,659
Affiliated issuers	32,903
Interest	16	$514,578

Expenses
Advisory fee (see Note B)	179,416

Total expenses	179,416
Less: expenses waived and reimbursed by the Adviser (see Note B)	(955)

Net expenses		178,461

Net investment income		336,117

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		52,263
Net change in unrealized appreciation (depreciation) of investments		10,888,057

Net gain on investment transactions		10,940,320

Net Increase in Net Assets from Operations		$11,276,437

See notes to financial statements.

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	September 20, 2023(a) to November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$336,117	$51,429
Net realized gain (loss) on investment transactions	52,263	(79,799)
Net change in unrealized appreciation (depreciation) of investments	10,888,057	1,554,687

Net increase in net assets from operations	11,276,437	1,526,317
Distribution to Shareholders	(74,652)	– 0	–
Transactions in Shares of the Fund
Net increase	73,025,217	35,885,860

Total increase	84,227,002	37,412,177
Net Assets
Beginning of period	37,412,177	– 0	–

End of period	$121,639,179	$37,412,177

(a)	Commencement of operations.

See notes to financial statements.

8 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB US Large Cap Strategic Equities ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on September 20, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 9

NOTES TO FINANCIAL STATEMENTS (continued)

best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value its foreign equity securities using fair value prices at the discreation of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or

10 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$119,523,055		$	– 0	–	$	– 0	–	$119,523,055
Short-Term Investments	1,956,887			– 0	–		– 0	–	1,956,887

Total Investments in Securities	121,479,942			– 0	–		– 0	–	121,479,942
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$121,479,942		$	– 0	–	$	– 0	–	$121,479,942

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in

12 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .48% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 13

NOTES TO FINANCIAL STATEMENTS (continued)

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $955.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$594	$1,841	$478	$1,957	$33

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)...................	$2,941,337		$2,848,424
U.S. government securities	– 0	–	– 0	–

During the six months ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and

14 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$71,757,667		$	– 0	–
U.S. government securities	– 0	–		– 0	–
The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$13,275,924
Gross unrealized depreciation	(833,180)

Net unrealized appreciation	$12,442,744

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	September 20, 2023(a) to November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	September 20, 2023(a) to November 30, 2023

Shares sold	1,260,000	720,020	$73,025,217	$35,885,860

Net increase	1,260,000	720,020	$73,025,217	$35,885,860

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

16 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 17

NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

18 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended November 30, 2023 was as follows:

2023
Distributions paid from:
Ordinary income	$	– 0	–

Total taxable distributions	$	– 0	–

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$51,429
Accumulated capital and other losses	(79,799	)(a)
Unrealized appreciation (depreciation)	1,554,687

Total accumulated earnings (deficit)	$1,526,317

(a)	As of November 30, 2023, the Fund had a net capital loss carryforward of $79,799.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $79,799, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 19

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended May 31, 2024 (unaudited)		September 20, 2023(a) to November 30, 2023

Net asset value, beginning of period	$51.96		$50.00

Income From Investment Operations

Net investment income(b)(c)	.26		.12

Net realized and unrealized gain on investment transactions	9.30		1.84

Net increase in net asset value from operations	9.56		1.96

Less: Dividends

Dividends from net investment income	(.09)		– 0	–

Net asset value, end of period	$61.43		$51.96

Total Return

Total investment return based on net asset value(d)	18.45%		3.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$121,639		$37,412

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.48	%^	.48	%^

Expenses, before waivers/reimbursements	.48	%^	.48	%^

Net investment income(c)	.90	%^	1.24	%^

Portfolio turnover rate(e)	4%		4%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

20 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB US Large Cap Strategic Equities ETF (the “Fund”) for an initial two-year period at a meeting held by video conference on January 31-February 1, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 21

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other funds in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed

22 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those proposed for the Fund.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB US LARGE CAP STRATEGIC EQUITIES ETF | 23

NOTES

24 | AB US LARGE CAP STRATEGIC EQUITIES ETF	abfunds.com

AB US LARGE CAP STRATEGIC EQUITIES ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-ULCSE-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB TAX-AWARE LONG MUNICIPAL ETF

(NYSE: TAFL)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.6%
Long-Term Municipal Bonds – 96.5%
Alabama – 0.4%
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	$100	$107,668

Arizona – 11.0%
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(a)	125	110,182
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	306,227
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	500	473,541
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050	1,000	1,062,761
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,060,873

		3,013,584

California – 4.0%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	82,669
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	67,089
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	415	45,200
Series 2022 5.00%, 06/01/2051	360	370,097

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

San Francisco Intl Airport Series 2024 5.25%, 05/01/2044(b)	$500	$538,518

		1,103,573

Colorado – 0.4%
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) Series 2024 5.80%, 04/01/2054(a)	100	102,171

District of Columbia – 5.9%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	98,138
Metropolitan Washington Airports Authority Aviation Revenue Series 2023-A 5.25%, 10/01/2040	1,000	1,082,567
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045	400	421,219

		1,601,924

Florida – 0.7%
Florida Development Finance Corp. (Brightline Trains Florida LLC) AGM Series 2024 5.25%, 07/01/2053	100	103,087
Florida Development Finance Corp. (SFP – Tampa I LLC) Series 2024-A 5.25%, 06/01/2059(a)(b)	100	99,523

		202,610

Georgia – 7.4%
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,005,530
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2063	1,000	1,011,161

		2,016,691

2 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 5.6%
Chicago Board of Education Series 2023-A 5.00%, 12/01/2034	$150	$160,042
6.00%, 12/01/2049	140	153,249
Illinois Finance Authority (Southern Illinois Healthcare Obligated Group) Series 2017 5.00%, 03/01/2047	400	393,286
Metropolitan Pier & Exposition Authority Series 2017 4.85%, 12/15/2042(c)	350	245,957
Series 2020 5.00%, 06/15/2050	210	214,133
State of Illinois Series 2023-B 5.50%, 05/01/2047	250	269,004
Series 2024-B 4.25%, 05/01/2046	100	96,793

		1,532,464

Indiana – 2.1%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	100	101,874
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	100	97,225
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	162,339
Series 2023-F 7.75%, 03/01/2067	100	106,030
BAM Series 2023 5.25%, 03/01/2067	100	105,026

		572,494

Maryland – 1.4%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	370	381,392

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire – 3.6%
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	$1,000	$981,679

New Jersey – 2.2%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2023-B 5.25%, 06/15/2050	575	615,871

New York – 11.6%
Metropolitan Transportation Authority Series 2017 Zero Coupon, 11/15/2033	575	389,750
Series 2017-D 4.00%, 11/15/2042	550	519,147
New York State Urban Development Corp. (State of New York Sales Tax Revenue) Series 2023-A 5.00%, 03/15/2051	1,000	1,065,836
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	100	103,643
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2025	1,000	1,002,024
Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	100	103,372

		3,183,772

North Carolina – 4.1%
Greater Asheville Regional Airport Authority AGM Series 2023 5.00%, 07/01/2036	1,000	1,070,685
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2052	250	62,578

		1,133,263

Ohio – 4.4%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	100	89,471

4 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Greater Cincinnati Development Authority Series 2024 5.00%, 12/01/2053	$100	$104,232
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2016 4.00%, 01/15/2046	1,100	1,014,630

		1,208,333

Oregon – 1.7%
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2047	500	458,959

Pennsylvania – 10.8%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2039	300	327,683
Pennsylvania State University (The) Series 2023 5.25%, 09/01/2053	1,000	1,088,863
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	1,000	1,045,024
School District of Philadelphia (The) Series 2023-A 5.00%, 06/28/2024	500	500,226

		2,961,796

Puerto Rico – 0.5%
Commonwealth of Puerto Rico Series 2022-C 0.00%, 11/01/2043	178	110,080
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2051	100	23,651

		133,731

South Carolina – 5.7%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	1,000	1,029,442

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2054	$500	$542,911

		1,572,353

Texas – 8.4%
Port Beaumont Navigation District Series 2024 5.25%, 01/01/2054(a)(b)	100	99,999
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	100	82,093
Sherman Independent School District/TX Series 2023-B 5.00%, 02/15/2053	1,000	1,056,684
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058	1,000	1,052,984

		2,291,760

Virginia – 4.0%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	981,826
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2024-A 6.875%, 12/01/2058	100	108,557

		1,090,383

Wisconsin – 0.6%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(a)	150	151,857

Total Long-Term Municipal Bonds (cost $26,580,410)		26,418,328

6 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 7.1%
Colorado – 5.8%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 4.05%, 01/01/2039(d)	$1,600	$1,600,000

New York – 0.9%
City of New York NY Series 2008-L 4.15%, 04/01/2038(d)	260	260,000

Ohio – 0.4%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.97%, 11/15/2045(d)	100	100,000

Total Short-Term Municipal Notes (cost $1,960,000)		1,960,000

Total Municipal Obligations (cost $28,540,410)		28,378,328

CORPORATES - INVESTMENT GRADE – 0.4%
Financial Institutions – 0.4%
Banking – 0.4%
Citigroup, Inc. Series CC 7.125%, 08/15/2029(e) (cost $100,000)	100	99,930

	Shares
SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(f)(g)(h) (cost $549)	549	549

Total Investments – 104.0% (cost $28,640,959)		28,478,807
Other assets less liabilities – (4.0)%		(1,091,744)

Net Assets – 100.0%		$27,387,063

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 7

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.34%	USD 1,120	$ 87,505	$ 75,542	$ 11,963

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	1,700	01/13/2045	1 Day SOFR	4.057%	Annual	$(6,783)	$	– 0	–	$(6,783)
USD	200	12/09/2053	3.381%	1 Day SOFR	Annual	20,057		– 0	–	20,057

						$13,274	$	– 0	–	$13,274

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $995,595 or 3.6% of net assets.

(b)	When-Issued or delayed delivery security.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.9% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

8 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $28,640,410)	$28,478,258
Affiliated issuers (cost $549)	549
Cash	100,296
Cash collateral due from broker	257,113
Interest receivable	349,730
Receivable for variation margin on centrally cleared swaps	15,637
Receivable for terminated centrally cleared interest rate swaps	1,699
Affiliated dividends receivable	969
Receivable due from Adviser	31

Total assets	29,204,282

Liabilities
Payable for investment securities purchased	1,806,813
Advisory fee payable	6,964
Payable for terminated centrally cleared interest rate swaps	1,699
Payable for newly entered centrally cleared interest rate swaps	1,743

Total liabilities	1,817,219

Net Assets	$27,387,063

Composition of Net Assets
Capital stock, at par	$110
Additional paid-in capital	27,536,476
Accumulated loss	(149,523)

Net Assets	$27,387,063

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 1,100,040 shares outstanding)	$24.90

See notes to financial statements.

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 9

STATEMENT OF OPERATIONS

For the Period from December 13, 2023(a) to May 31, 2024 (unaudited)

Investment Income
Interest	$514,671
Dividends—Affiliated issuers	6,516	$521,187

Expenses
Advisory fee (see Note B)	35,601

Total expenses	35,601
Less: expenses waived and reimbursed by the Adviser (see Note B)	(200)

Net expenses		35,401

Net investment income		485,786

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions		(3,879)
Swaps		(112,201)
Net change in unrealized appreciation (depreciation) of:
Investments		(162,152)
Swaps		25,237

Net loss on investment transactions		(252,995)

Contributions from Affiliates (see Note B)		1,147

Net Increase in Net Assets from Operations		$233,938

(a)	Commencement of operations.

See notes to financial statements.

10 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 13, 2023(a) to May 31, 2024 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$485,786
Net realized loss on investment transactions	(116,080)
Net change in unrealized appreciation (depreciation) of investments	(136,915)
Contributions from Affiliates (see Note B)	1,147

Net increase in net assets from operations	233,938
Distribution to Shareholders	(382,314)
Transactions in Shares of the Fund
Net increase	27,533,065
Other capital	2,374

Total increase	27,387,063
Net Assets
Beginning of period	– 0	–

End of period	$27,387,063

(a)	Commencement of operations.

See notes to financial statements.

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 11

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Long Municipal ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on December 13, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the

12 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 13

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate

14 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$26,418,328		$	– 0	–	$26,418,328
Short-Term Municipal Notes		– 0	–	1,960,000			– 0	–	1,960,000
Corporates – Investment Grade		– 0	–	99,930			– 0	–	99,930
Short-Term Investments		549		– 0	–		– 0	–	549

Total Investments in Securities		549		28,478,258			– 0	–	28,478,807
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	87,505			– 0	–	87,505	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	20,057			– 0	–	20,057	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(6,783)			– 0	–	(6,783	)(b)

Total		$549		$28,579,037		$	– 0	–	$28,579,586

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends,

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 15

NOTES TO FINANCIAL STATEMENTS (continued)

interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

16 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .28% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the period ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $200.

A summary of the Fund’s transactions in AB mutual funds for the period ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0 –	$5,455	$5,454	$1	$7

During the period ended May 31, 2024, the Adviser reimbursed the Fund $1,147 for trading losses incurred due to NAV error.

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 17

NOTES TO FINANCIAL STATEMENTS (continued)

assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the period ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$26,399,293		$1,124,363
U.S. government securities	– 0	–	– 0	–

During the period ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the period ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$942,871		$	– 0 –
U.S. government securities	– 0	–		– 0 –

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$128,993
Gross unrealized depreciation	(265,908)

Net unrealized depreciation	$(136,915)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation, equity markets or

18 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 19

NOTES TO FINANCIAL STATEMENTS (continued)

clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount.

20 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2024, the Fund held interest rate swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 21

NOTES TO FINANCIAL STATEMENTS (continued)

payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the period ended May 31, 2024, the Fund held credit default swaps for hedging purposes.

During the period ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable for variation margin on centrally cleared swaps	$11,963	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	20,057	*	Payable for variation margin on centrally cleared swaps	$6,783	*

Total		$32,020			$6,783

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(135,689)	$13,274
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	23,488	11,963

Total		$(112,201)	$25,237

22 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended May 31, 2024:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$3,650,000
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$1,147,200	(a)

(a)	Positions were open for five months during the period.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 23

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares	Amount
	December 13, 2023(a) to May 31, 2024 (unaudited)	December 13, 2023(a) to May 31, 2024 (unaudited)

Shares sold	1,100,040	$27,533,065

Net increase	1,100,040	$27,533,065

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities,

24 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 25

NOTES TO FINANCIAL STATEMENTS (continued)

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

26 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

When-Issued and Forward Commitment Risk—These securities are purchased before the securities are actually issued or delivered. These securities are subject to the risk that, when delivered, they will be worth less than the agreed-upon purchase price.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 27

NOTES TO FINANCIAL STATEMENTS (continued)

market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant agreement with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the

28 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 29

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	December 13, 2023(a) to May 31, 2024 (unaudited)

Net asset value, beginning of period	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.46

Net realized and unrealized loss on investment transactions	(.20)

Contributions from Affiliates	.00	(d)

Net increase in net asset value from operations	.26

Less: Dividends

Dividends from net investment income	(.36)

Net asset value, end of period	$ 24.90

Total Return

Total investment return based on net asset value(e)	.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,387

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.28	%^

Expenses, before waivers/reimbursements	.28	%^

Net investment income(c)	3.84	%^

Portfolio turnover rate(f)	5%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

30 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Long Municipal ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 1-2, 2023 (the “Meeting”)

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 31

that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

32 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 33

not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

34 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

NOTES

abfunds.com	AB TAX-AWARE LONG MUNICIPAL ETF | 35

NOTES

36 | AB TAX-AWARE LONG MUNICIPAL ETF	abfunds.com

AB TAX-AWARE LONG MUNICIPAL ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-TALM-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB US HIGH DIVIDEND ETF

(NYSE: HIDV)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 25.4%
Communications Equipment – 1.2%
Cisco Systems, Inc.	3,398	$158,007

Semiconductors & Semiconductor Equipment – 10.9%
Applied Materials, Inc.	728	156,578
Broadcom, Inc.	199	264,382
NVIDIA Corp.	767	840,885
QUALCOMM, Inc.	865	176,503

		1,438,348

Software – 7.4%
Microsoft Corp.	2,068	858,489
Oracle Corp.	985	115,432

		973,921

Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	4,004	769,769

		3,340,045

Financials – 17.8%
Banks – 3.7%
Citigroup, Inc.	683	42,558
Citizens Financial Group, Inc.	1,574	55,546
Columbia Banking System, Inc.	2,584	49,820
Comerica, Inc.	2,010	102,992
JPMorgan Chase & Co.	327	66,260
KeyCorp	7,077	101,697
New York Community Bancorp, Inc.	5,790	19,049
TFS Financial Corp.	3,928	51,771

		489,693

Capital Markets – 3.8%
Janus Henderson Group PLC	3,098	103,783
Lazard, Inc.	2,606	104,839
T. Rowe Price Group, Inc.	977	115,120
TPG, Inc.	1,963	82,289
Virtu Financial, Inc. – Class A	4,471	98,362

		504,393

Consumer Finance – 0.8%
OneMain Holdings, Inc.	2,134	104,822

Financial Services – 3.2%
Berkshire Hathaway, Inc. – Class B(a)	283	117,275
Corebridge Financial, Inc.	196	5,717
Mastercard, Inc. – Class A	15	6,706
MGIC Investment Corp.	2,999	62,979
UWM Holdings Corp.	14,414	106,231
Visa, Inc. – Class A	93	25,339

abfunds.com	AB US HIGH DIVIDEND ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Western Union Co. (The)	7,803	$99,879

		424,126

Insurance – 4.3%
Assured Guaranty Ltd.	1,275	99,093
CNA Financial Corp.	1,332	61,192
Lincoln National Corp.	3,445	113,650
Old Republic International Corp.	3,316	105,382
Prudential Financial, Inc.	982	118,184
Unum Group	1,174	63,232

		560,733

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
AGNC Investment Corp.	10,593	101,587
Annaly Capital Management, Inc.	5,171	101,869
Rithm Capital Corp.	4,586	51,409

		254,865

		2,338,632

Health Care – 10.1%
Biotechnology – 2.3%
AbbVie, Inc.	846	136,409
Amgen, Inc.	296	90,532
Gilead Sciences, Inc.	1,111	71,404

		298,345

Health Care Providers & Services – 0.3%
UnitedHealth Group, Inc.	70	34,676

Pharmaceuticals – 7.5%
Bristol-Myers Squibb Co.	851	34,968
Eli Lilly & Co.	370	303,526
Johnson & Johnson	1,385	203,138
Merck & Co., Inc.	1,539	193,206
Organon & Co.	4,940	105,370
Pfizer, Inc.	5,319	152,442

		992,650

		1,325,671

Consumer Discretionary – 7.9%
Automobiles – 0.5%
Ford Motor Co.	1,930	23,411
Tesla, Inc.(a)	243	43,273

		66,684

Broadline Retail – 3.5%
Amazon.com, Inc.(a)	2,332	411,458
Kohl’s Corp.	2,070	46,347

		457,805

Diversified Consumer Services – 0.7%
H&R Block, Inc.	1,985	98,536

Hotels, Restaurants & Leisure – 0.3%
Wendy’s Co., (The)	1,954	34,097

2 | AB US HIGH DIVIDEND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Durables – 0.8%
Whirlpool Corp.	1,137	$105,775

Specialty Retail – 1.7%
Best Buy Co., Inc.	1,473	124,940
Home Depot, Inc. (The)	309	103,475

		228,415

Textiles, Apparel & Luxury Goods – 0.4%
Carter’s, Inc.	749	51,232

		1,042,544

Communication Services – 7.7%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	8,327	151,718
Verizon Communications, Inc.	3,878	159,579

		311,297

Interactive Media & Services – 5.3%
Alphabet, Inc. – Class A(a)	1,718	296,355
Alphabet, Inc. – Class C(a)	997	173,438
Meta Platforms, Inc. – Class A	491	229,214

		699,007

		1,010,304

Utilities – 7.3%
Electric Utilities – 4.2%
Avangrid, Inc.	2,808	101,116
Entergy Corp.	992	111,590
Evergy, Inc.	1,956	106,915
FirstEnergy Corp.	391	15,742
OGE Energy Corp.	2,852	103,528
Pinnacle West Capital Corp.	1,382	108,984

		547,875

Gas Utilities – 1.6%
National Fuel Gas Co.	1,802	103,002
UGI Corp.	4,249	108,180

		211,182

Independent Power and Renewable Electricity Producers – 0.8%
Clearway Energy, Inc. – Class A	3,864	99,227
Clearway Energy, Inc. – Class C	284	7,952

		107,179

Multi-Utilities – 0.7%
Consolidated Edison, Inc.	1,045	98,805

		965,041

Real Estate – 6.1%
Diversified REITs – 0.6%
WP Carey, Inc.	1,365	76,986

abfunds.com	AB US HIGH DIVIDEND ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care REITs – 1.1%
Medical Properties Trust, Inc.	7,681	$41,170
Omega Healthcare Investors, Inc.	3,427	110,795

		151,965

Hotel & Resort REITs – 0.8%
Park Hotels & Resorts, Inc.	6,470	102,614

Office REITs – 1.2%
Cousins Properties, Inc.	2,283	52,806
Highwoods Properties, Inc.	1,960	50,901
Kilroy Realty Corp.	1,473	49,390

		153,097

Specialized REITs – 2.4%
EPR Properties	2,522	103,503
Gaming and Leisure Properties, Inc.	2,313	103,853
VICI Properties, Inc.	3,783	108,610

		315,966

		800,628

Energy – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Antero Midstream Corp.	7,245	106,139
Chevron Corp.	1,178	191,190
Exxon Mobil Corp.	699	81,965
HF Sinclair Corp.	1,857	102,562
Kinder Morgan, Inc.	5,919	115,361

		597,217

Consumer Staples – 4.5%
Beverages – 1.4%
Coca-Cola Co. (The)	2,814	177,085

Consumer Staples Distribution & Retail – 0.0%
WK Kellogg Co.	305	5,792

Household Products – 1.0%
Kimberly-Clark Corp.	882	117,571
Procter & Gamble Co. (The)	67	11,024

		128,595

Tobacco – 2.1%
Altria Group, Inc.	2,807	129,824
Philip Morris International, Inc.	1,500	152,070

		281,894

		593,366

Materials – 4.4%
Chemicals – 2.3%
Dow, Inc.	1,995	114,972
Huntsman Corp.	3,252	80,649
LyondellBasell Industries NV – Class A	1,107	110,058

		305,679

4 | AB US HIGH DIVIDEND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Containers & Packaging – 2.1%
Amcor PLC	10,621	$108,016
Ardagh Metal Packaging SA	12,897	50,943
International Paper Co.	2,702	121,833

		280,792

		586,471

Industrials – 3.9%
Industrial Conglomerates – 0.3%
3M Co.	379	37,953

Machinery – 1.6%
Allison Transmission Holdings, Inc.	1,397	105,907
Snap-on, Inc.	389	106,142

		212,049

Professional Services – 1.2%
ManpowerGroup, Inc.	1,370	102,229
Robert Half, Inc.	912	58,578

		160,807

Trading Companies & Distributors – 0.8%
MSC Industrial Direct Co., Inc. – Class A	1,129	96,981

		507,790

Total Common Stocks (cost $11,517,783)		13,107,709

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(b)(c)(d) (cost $20,354)	20,354	20,354

Total Investments – 99.8% (cost $11,538,137)		13,128,063
Other assets less liabilities – 0.2%		27,943

Net Assets – 100.0%		$13,156,006

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB US HIGH DIVIDEND ETF | 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $11,517,783)	$13,107,709
Affiliated issuers (cost $20,354)	20,354
Unaffiliated dividends receivable	33,160
Affiliated dividends receivable	93
Receivable due from Adviser	3

Total assets	13,161,319

Liabilities
Advisory fee payable	5,313

Total liabilities	5,313

Net Assets	$13,156,006

Composition of Net Assets
Capital stock, at par	$20
Paid-in capital	11,005,108
Distributable earnings	2,150,878

Net Assets	$13,156,006

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 200,020 shares outstanding)	$65.77

See notes to financial statements.

6 | AB US HIGH DIVIDEND ETF	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $194)	$167,293
Affiliated issuers	734
Interest	131	$168,158

Expenses
Advisory fee (see Note B)	25,187

Total expenses	25,187
Less: expenses waived and reimbursed by the Adviser (see Note B)	(23)

Net expenses		25,164

Net investment income		142,994

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Investment transactions		121,259
In-kind redemptions		526,090
Net change in unrealized appreciation (depreciation) of investments		1,049,041

Net gain on investment transactions		1,696,390

Net Increase in Net Assets from Operations		$1,839,384

See notes to financial statements.

abfunds.com	AB US HIGH DIVIDEND ETF | 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	March 22, 2023(a) to November 30, 2023
Increase in Net Assets from Operations
Net investment income	$142,994	$126,048
Net realized gain on investment transactions	647,349	169,838
Net change in unrealized appreciation (depreciation) of investments	1,049,041	540,885

Net increase in net assets from operations	1,839,384	836,771
Distribution to Shareholders	(121,809)	(84,230)
Transactions in Shares of the Fund
Net increase	4,699,996	5,985,894

Total increase	6,417,571	6,738,435
Net Assets
Beginning of period	6,738,435	– 0	–

End of period	$13,156,006	$6,738,435

(a)	Commencement of operations.

See notes to financial statements.

8 | AB US HIGH DIVIDEND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

The AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB US High Dividend ETF (the “Fund”), a non-diversified portfolio. The Fund commenced investment operations on March 22, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the

abfunds.com	AB US HIGH DIVIDEND ETF | 9

NOTES TO FINANCIAL STATEMENTS (continued)

best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the vailue of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or

10 | AB US HIGH DIVIDEND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

abfunds.com	AB US HIGH DIVIDEND ETF | 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$13,107,709		$	– 0	–	$	– 0	–	$13,107,709
Short-Term Investments	20,354			– 0	–		– 0	–	20,354

Total Investments in Securities	13,128,063			– 0	–		– 0	–	13,128,063
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$13,128,063		$	– 0	–	$	– 0	–	$13,128,063

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Foreign Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

12 | AB US HIGH DIVIDEND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .45% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer

abfunds.com	AB US HIGH DIVIDEND ETF | 13

NOTES TO FINANCIAL STATEMENTS (continued)

agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $23.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$28	$208	$216	$20	$1

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$10,325,730		$10,241,728
U.S. government securities	– 0	–	– 0	–

For the six months ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and

14 | AB US HIGH DIVIDEND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

losses in connection with each in-kind redemption transaction. For the six months ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases	Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$8,413,389	$3,759,845

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,777,517
Gross unrealized depreciation	(187,591)

Net unrealized appreciation	$1,589,926

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at

abfunds.com	AB US HIGH DIVIDEND ETF | 15

NOTES TO FINANCIAL STATEMENTS (continued)

market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024	March 22, 2023(a) to November 30,	Six Months Ended May 31, 2024	March 22, 2023(a) to November 30,
	(unaudited)	2023	(unaudited)	2023

Shares sold	140,000	180,020	$8,460,778	$9,210,518

Shares redeemed	(60,000)	(60,000)	(3,760,782)	(3,224,624)

Net increase	80,000	120,020	$4,699,996	$5,985,894

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Dividend Paying Securities Risk—The Fund invests in securities that pay dividends. There can be no assurance that dividends will be declared

16 | AB US HIGH DIVIDEND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

or paid on securities held by the Fund in the future, or that dividends will remain at current levels or increase.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Quantitative Models—The Adviser uses quantitative models to identify investment opportunities. These models are based on the assumption that price movements in most markets display very similar patterns. There is the risk that market behavior will change and that the patterns upon which the forecasts in the models are based will weaken or disappear, which would reduce the ability of the models to generate an excess return. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without the Adviser recognizing that fact before substantial losses are incurred. Successful operation of a model is also reliant upon the information technology systems of the Adviser and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Adviser will be successful in maintaining effective and operational quantitative models and the related hardware and software systems.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially

abfunds.com	AB US HIGH DIVIDEND ETF | 17

NOTES TO FINANCIAL STATEMENTS (continued)

unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

18 | AB US HIGH DIVIDEND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

2023
Distributions paid from:
Ordinary income	$84,230

Total taxable distributions	$84,230

abfunds.com	AB US HIGH DIVIDEND ETF | 19

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$41,818
Accumulated capital and other gains/losses	(147,450	)(a)
Unrealized appreciation (depreciation)	538,935	(b)

Total accumulated earnings (deficit)	$433,303

(a)	As of November 30, 2023, the Fund had a net capital loss carryforward of $147,450.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $147,450, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

20 | AB US HIGH DIVIDEND ETF	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended May 31, 2024 (unaudited)		March 22, 2023(a) to November 30, 2023

Net asset value, beginning of period	$ 56.14		$ 50.00

Income From Investment Operations

Net investment income(b)(c)	.79		1.05

Net realized and unrealized gain on investment transactions	9.69		5.79

Net increase in net asset value from operations	10.48		6.84

Less: Dividends

Dividends from net investment income	(.85)		(.70)

Net asset value, end of period	$ 65.77		$ 56.14

Total Return

Total investment return based on net asset value(d)	18.89%		13.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,156		$6,738

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.45	%^	.45	%^

Expenses, before waivers/reimbursements	.45	%^	.45	%^

Net investment income(c)	2.55	%^	2.82	%^

Portfolio turnover rate(e)	94%		100%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

abfunds.com	AB US HIGH DIVIDEND ETF | 21

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB US High Dividend ETF (the “Fund”) for an initial two-year period at a meeting held in-person on November 1-3, 2022 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions

22 | AB US HIGH DIVIDEND ETF	abfunds.com

that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

abfunds.com	AB US HIGH DIVIDEND ETF | 23

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other funds in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the

24 | AB US HIGH DIVIDEND ETF	abfunds.com

Adviser’s institutional fee schedule and the schedule of fees for other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB US HIGH DIVIDEND ETF | 25

NOTES

26 | AB US HIGH DIVIDEND ETF	abfunds.com

NOTES

abfunds.com	AB US HIGH DIVIDEND ETF | 27

NOTES

28 | AB US HIGH DIVIDEND ETF	abfunds.com

AB US HIGH DIVIDEND ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-UHD-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB CORE PLUS BOND ETF

(NASDAQ: CPLS)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 45.0%
United States – 45.0%
U.S. Treasury Bonds 1.75%, 08/15/2041	$386	$250,974
1.875%, 02/15/2041	1,712	1,151,588
2.75%, 11/15/2047	127	90,884
2.875%, 05/15/2049	65	47,216
3.00%, 02/15/2048	123	92,135
3.00%, 08/15/2048	2,006	1,498,545
3.00%, 02/15/2049	90	67,078
3.00%, 08/15/2052	80	59,050
3.125%, 05/15/2048	114	87,281
3.375%, 11/15/2048	509	406,961
3.625%, 02/15/2053	1,049	876,085
U.S. Treasury Notes 0.50%, 04/30/2027	15	13,305
0.625%, 05/15/2030	330	263,381
0.625%, 08/15/2030	281	222,210
1.125%, 02/29/2028	1,701	1,498,209
1.25%, 04/30/2028	2,673	2,354,328
1.25%, 05/31/2028	2,262	1,987,733
1.25%, 06/30/2028	487	426,886
1.25%, 09/30/2028	487	423,918
1.50%, 02/15/2025	58	56,487
2.625%, 02/15/2029	1,180	1,084,125
2.75%, 02/15/2028	641	600,136
2.875%, 05/15/2028	1,152	1,080,720
2.875%, 04/30/2029	433	401,337
3.50%, 01/31/2028	188	180,891
3.75%, 06/30/2030	676	647,693
3.875%, 11/30/2027	882	860,226
3.875%, 08/15/2033	633	602,141
4.00%, 02/15/2034	1,065	1,022,067
4.25%, 05/31/2025	219	216,947
4.25%, 01/31/2026	2,160	2,134,350
4.375%, 05/15/2034	187	185,335
4.50%, 11/15/2033	247	246,675
4.875%, 11/30/2025	894	891,625
5.00%, 09/30/2025	941	939,677
5.00%, 10/31/2025	555	554,393

Total Governments - Treasuries (cost $23,887,501)		23,522,592

abfunds.com	AB CORE PLUS BOND ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 42.7%
Industrial – 26.0%
Basic – 0.3%
Amcor Group Finance PLC 5.45%, 05/23/2029	$22	$22,032
Georgia-Pacific LLC 0.95%, 05/15/2026(a)	64	58,847
Glencore Funding LLC 5.338%, 04/04/2027(a)	15	14,947
5.371%, 04/04/2029(a)	15	14,910
5.634%, 04/04/2034(a)	15	14,747
5.893%, 04/04/2054(a)	15	14,591

		140,074

Capital Goods – 2.8%
Boeing Co. (The) 2.196%, 02/04/2026	128	120,133
2.70%, 02/01/2027	32	29,358
2.75%, 02/01/2026	127	120,226
3.25%, 02/01/2028	2	1,821
5.93%, 05/01/2060	48	42,374
6.259%, 05/01/2027(a)	24	24,145
6.298%, 05/01/2029(a)	5	5,041
6.388%, 05/01/2031(a)	24	24,269
6.528%, 05/01/2034(a)	11	11,150
6.858%, 05/01/2054(a)	24	24,338
7.008%, 05/01/2064(a)	24	24,207
Carrier Global Corp. 2.493%, 02/15/2027	129	120,076
Caterpillar Financial Services Corp. 4.85%, 02/27/2029	16	15,947
5.00%, 05/14/2027	121	121,121
Caterpillar, Inc. 3.25%, 09/19/2049	103	73,057
3.803%, 08/15/2042	42	34,208
5.20%, 05/27/2041	112	109,397
General Dynamics Corp. 4.25%, 04/01/2050	87	72,980
General Electric Co. 5.875%, 01/14/2038	115	118,786
Ingersoll Rand, Inc. 5.176%, 06/15/2029	24	23,961
5.197%, 06/15/2027	24	23,994
5.314%, 06/15/2031	90	90,074
5.45%, 06/15/2034	121	121,248

2 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	$24	$24,237
L3Harris Technologies, Inc. 5.05%, 06/01/2029	16	15,849
5.25%, 06/01/2031	16	15,830
5.35%, 06/01/2034	78	76,986

		1,484,813

Communications - Media – 1.3%
Comcast Corp. 5.10%, 06/01/2029	24	24,022
5.65%, 06/01/2054	24	23,791
DirecTV Financing LLC 8.875%, 02/01/2030(a)	120	115,599
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	62	58,219
Meta Platforms, Inc. 4.65%, 08/15/2062	76	64,984
5.75%, 05/15/2063	62	63,341
Paramount Global 4.375%, 03/15/2043	181	123,896
7.875%, 07/30/2030	76	79,250
Time Warner Cable LLC 6.55%, 05/01/2037	59	55,865
6.75%, 06/15/2039	17	16,413
7.30%, 07/01/2038	44	44,431

		669,811

Communications - Telecommunications – 0.5%
T-Mobile USA, Inc. 1.50%, 02/15/2026	76	71,122
2.05%, 02/15/2028	44	39,303
2.25%, 02/15/2026	83	78,590
2.625%, 04/15/2026	81	76,931
5.50%, 01/15/2055	12	11,515

		277,461

Consumer Cyclical - Automotive – 2.4%
BMW US Capital LLC 4.90%, 04/02/2027(a)	16	15,920
4.90%, 04/02/2029(a)	16	15,867
5.05%, 04/02/2026(a)	16	15,952
5.15%, 04/02/2034(a)	16	15,715
Cummins, Inc. 1.50%, 09/01/2030	97	78,854
4.90%, 02/20/2029	15	14,981

abfunds.com	AB CORE PLUS BOND ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.15%, 02/20/2034	$43	$42,917
5.45%, 02/20/2054	122	119,468
General Motors Co. 4.20%, 10/01/2027	58	55,715
5.15%, 04/01/2038	132	121,011
5.40%, 10/15/2029	46	45,592
6.125%, 10/01/2025	57	57,284
General Motors Financial Co., Inc. 5.55%, 07/15/2029	43	42,822
5.95%, 04/04/2034	78	77,569
Hyundai Capital America 5.30%, 03/19/2027(a)	77	76,639
5.35%, 03/19/2029(a)	9	8,941
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)	49	44,610
2.00%, 03/09/2026(a)	63	58,704
Toyota Motor Credit Corp. 4.55%, 09/20/2027	122	120,301
5.05%, 05/16/2029	24	23,962
5.10%, 03/21/2031	76	75,815
5.20%, 05/15/2026	24	23,996
Series B 5.00%, 03/19/2027	77	76,868

		1,229,503

Consumer Cyclical - Entertainment – 0.2%
Brunswick Corp./DE 5.85%, 03/18/2029	77	76,833
Hasbro, Inc. 6.05%, 05/14/2034	34	33,880

		110,713

Consumer Cyclical - Other – 0.8%
Las Vegas Sands Corp. 3.90%, 08/08/2029	40	36,381
5.90%, 06/01/2027	5	5,013
6.00%, 08/15/2029	10	10,038
Marriott International, Inc./MD 4.875%, 05/15/2029	15	14,737
4.90%, 04/15/2029	119	116,972
5.30%, 05/15/2034	15	14,675
Series R 3.125%, 06/15/2026	78	74,631
NVR, Inc. 3.00%, 05/15/2030	136	119,375

		391,822

4 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Restaurants – 0.2%
McDonald’s Corp. 4.20%, 04/01/2050	$92	$73,641
Series G 5.00%, 05/17/2029	14	13,967

		87,608

Consumer Cyclical - Retailers – 1.2%
Home Depot, Inc. (The) 2.70%, 04/15/2030	96	84,716
2.75%, 09/15/2051	193	118,952
3.90%, 06/15/2047	59	46,354
4.50%, 12/06/2048	136	116,785
Lowe’s Cos., Inc. 4.45%, 04/01/2062	69	53,443
Ralph Lauren Corp. 2.95%, 06/15/2030	135	119,511
Tapestry, Inc. 7.00%, 11/27/2026	17	17,448
7.85%, 11/27/2033	54	56,888

		614,097

Consumer Non-Cyclical – 6.8%
AbbVie, Inc. 2.95%, 11/21/2026	78	74,102
4.80%, 03/15/2027	15	14,910
5.40%, 03/15/2054	16	15,773
Agilent Technologies, Inc. 2.30%, 03/12/2031	146	121,031
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 04/15/2058	3	2,636
5.00%, 06/15/2034	15	14,741
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	82	77,504
3.25%, 03/27/2030	76	68,761
Astrazeneca Finance LLC 4.80%, 02/26/2027	77	76,557
4.85%, 02/26/2029	17	16,871
4.90%, 02/26/2031	5	4,965
BAT Capital Corp. 3.215%, 09/06/2026	61	58,067
Boston Scientific Corp. 2.65%, 06/01/2030	137	119,338
Cardinal Health, Inc. 3.41%, 06/15/2027	127	120,540
5.125%, 02/15/2029	77	76,436
Cargill, Inc. 2.125%, 04/23/2030(a)	141	119,741

abfunds.com	AB CORE PLUS BOND ETF | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Cencora, Inc. 2.70%, 03/15/2031	$143	$121,261
Cigna Group (The) 1.25%, 03/15/2026	35	32,571
3.40%, 03/01/2027	52	49,619
3.40%, 03/15/2050	175	119,054
4.90%, 12/15/2048	85	74,676
5.00%, 05/15/2029	15	14,852
5.125%, 05/15/2031	15	14,837
5.25%, 02/15/2034	15	14,712
5.60%, 02/15/2054	15	14,430
CVS Health Corp. 5.125%, 07/20/2045	133	117,362
5.40%, 06/01/2029	24	23,982
5.55%, 06/01/2031	17	16,957
5.70%, 06/01/2034	86	85,589
6.00%, 06/01/2044	24	23,615
6.05%, 06/01/2054	118	115,662
Eli Lilly & Co. 2.50%, 09/15/2060	7	3,898
4.50%, 02/09/2029	70	68,988
4.70%, 02/09/2034	16	15,546
4.875%, 02/27/2053	26	24,131
4.95%, 02/27/2063	130	119,882
5.00%, 02/09/2054	16	15,174
5.10%, 02/09/2064	53	50,156
JBS USA LUX SARL/JBS USA Food Co./JBS Luxembourg SARL 4.375%, 02/02/2052	90	66,798
7.25%, 11/15/2053(a)	16	17,477
Johnson & Johnson 3.50%, 01/15/2048	98	74,565
4.95%, 06/01/2034	24	24,026
5.25%, 06/01/2054	24	23,875
Kenvue, Inc. 5.20%, 03/22/2063	55	51,685
Keurig Dr Pepper, Inc. 5.10%, 03/15/2027	16	15,955
Merck & Co., Inc. 1.45%, 06/24/2030	66	53,928
1.70%, 06/10/2027	46	41,851
3.90%, 03/07/2039	6	5,140
4.00%, 03/07/2049	147	117,872
5.15%, 05/17/2063	57	53,839
Mylan, Inc. 5.20%, 04/15/2048	28	22,554

6 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pepsico Singapore Financing I Pte Ltd. 4.65%, 02/16/2027	$15	$14,865
4.70%, 02/16/2034	15	14,513
Philip Morris International, Inc. 2.10%, 05/01/2030	142	119,622
4.75%, 02/12/2027	15	14,857
4.875%, 02/13/2029	15	14,778
5.125%, 02/13/2031	15	14,769
5.25%, 02/13/2034	15	14,686
Stryker Corp. 3.375%, 11/01/2025	80	77,761
3.50%, 03/15/2026	123	119,310
Sysco Corp. 3.30%, 07/15/2026	125	119,981
3.75%, 10/01/2025	79	77,175
Tyson Foods, Inc. 4.00%, 03/01/2026	124	120,942
Viatris, Inc. 1.65%, 06/22/2025	56	53,637
4.00%, 06/22/2050	82	55,366
Whirlpool Corp. 5.75%, 03/01/2034	16	15,678

		3,536,432

Energy – 2.3%
BP Capital Markets America, Inc. 4.97%, 10/17/2029	24	23,862
5.017%, 11/17/2027	24	23,953
Cameron LNG LLC 3.302%, 01/15/2035(a)	69	56,517
3.701%, 01/15/2039(a)	146	117,699
Columbia Pipelines Operating Co., LLC 6.544%, 11/15/2053(a)	52	55,049
ConocoPhillips Co. 3.80%, 03/15/2052	68	50,820
Diamondback Energy, Inc. 5.20%, 04/18/2027	12	11,976
Enbridge, Inc. 5.25%, 04/05/2027	15	14,968
5.30%, 04/05/2029	15	14,981
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	126	120,823
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	150	123,574
MPLX LP 1.75%, 03/01/2026	128	119,900
5.50%, 06/01/2034	24	23,477

abfunds.com	AB CORE PLUS BOND ETF | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Northern Natural Gas Co. 5.625%, 02/01/2054(a)	$7	$6,859
Plains All American Pipeline LP/PAA Finance Corp. 4.65%, 10/15/2025	78	77,044
Shell International Finance BV 4.375%, 05/11/2045	139	119,536
Suncor Energy, Inc. 6.50%, 06/15/2038	54	56,521
6.80%, 05/15/2038	54	57,684
TotalEnergies Capital SA 5.488%, 04/05/2054	5	4,941
5.638%, 04/05/2064	15	14,916
Woodside Finance Ltd. 3.70%, 09/15/2026(a)	125	119,614

		1,214,714

Other Industrial – 0.1%
Massachusetts Institute of Technology 5.60%, 07/01/2111	52	53,771

Services – 1.5%
Amazon.com, Inc. 2.50%, 06/03/2050	33	20,030
2.70%, 06/03/2060	136	79,637
3.10%, 05/12/2051	39	26,687
3.25%, 05/12/2061	92	61,013
3.875%, 08/22/2037	138	121,083
4.10%, 04/13/2062	42	33,610
4.25%, 08/22/2057	82	68,196
eBay, Inc. 1.40%, 05/10/2026	129	119,595
Gartner, Inc. 3.75%, 10/01/2030(a)	65	57,253
Mastercard, Inc. 3.65%, 06/01/2049	9	6,881
3.85%, 03/26/2050	152	120,039
PayPal Holdings, Inc. 5.50%, 06/01/2054	24	23,258
Verisk Analytics, Inc. 5.25%, 06/05/2034	22	21,540
Visa, Inc. 4.15%, 12/14/2035	4	3,719
4.30%, 12/14/2045	35	30,389

		792,930

Technology – 4.8%
Allegion US Holding Co., Inc. 5.60%, 05/29/2034	22	21,959

8 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Alphabet, Inc. 1.90%, 08/15/2040	$103	$67,087
Amphenol Corp. 2.20%, 09/15/2031	90	73,577
2.80%, 02/15/2030	101	89,455
5.05%, 04/05/2027	58	57,869
5.05%, 04/05/2029	15	14,964
5.25%, 04/05/2034	15	14,952
Analog Devices, Inc. 2.95%, 10/01/2051	24	15,627
Apple, Inc. 2.40%, 08/20/2050	73	44,024
4.10%, 08/08/2062	65	52,152
Concentrix Corp. 6.65%, 08/02/2026	78	78,853
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	66	65,261
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	130	120,671
Fiserv, Inc. 3.20%, 07/01/2026	60	57,456
5.15%, 03/15/2027	16	15,965
5.35%, 03/15/2031	10	9,960
5.45%, 03/02/2028	120	120,593
Honeywell International, Inc. 5.00%, 03/01/2035	12	11,831
Intel Corp. 2.60%, 05/19/2026	53	50,456
4.90%, 08/05/2052	88	77,407
5.00%, 02/21/2031	77	76,023
5.15%, 02/21/2034	77	75,415
5.60%, 02/21/2054	50	48,265
Intuit, Inc. 5.50%, 09/15/2053	52	51,858
KLA Corp. 4.65%, 07/15/2032	123	119,160
4.70%, 02/01/2034	14	13,503
5.25%, 07/15/2062	55	52,397
Lam Research Corp. 4.875%, 03/15/2049	83	76,001
Microsoft Corp. 2.675%, 06/01/2060	200	120,940
NetApp, Inc. 1.875%, 06/22/2025	60	57,664
NVIDIA Corp. 3.50%, 04/01/2050	13	9,938

abfunds.com	AB CORE PLUS BOND ETF | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oracle Corp. 1.65%, 03/25/2026	$81	$75,784
2.65%, 07/15/2026	80	75,563
3.85%, 04/01/2060	81	55,532
4.10%, 03/25/2061	77	55,281
4.375%, 05/15/2055	8	6,204
QUALCOMM, Inc. 4.50%, 05/20/2052	46	39,599
Roper Technologies, Inc. 1.75%, 02/15/2031	19	15,211
Salesforce, Inc. 1.50%, 07/15/2028	139	121,560
2.90%, 07/15/2051	76	48,682
ServiceNow, Inc. 1.40%, 09/01/2030	152	122,314
Texas Instruments, Inc. 5.15%, 02/08/2054	15	14,304
Xilinx, Inc. 2.375%, 06/01/2030	139	119,693

		2,511,010

Transportation - Airlines – 0.0%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	14	14,080

Transportation - Railroads – 0.2%
Canadian Pacific Railway Co. 6.125%, 09/15/2115	119	120,482

Transportation - Services – 0.6%
Element Fleet Management Corp. 6.271%, 06/26/2026(a)	77	77,703
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.20%, 11/15/2025(a)	81	75,986
1.70%, 06/15/2026(a)	94	86,915
5.35%, 03/30/2029(a)	78	77,605

		318,209

		13,567,530

Financial Institutions – 14.8%
Banking – 11.5%
American Express Co. 1.65%, 11/04/2026	85	77,976
3.125%, 05/20/2026	30	28,783
5.098%, 02/16/2028	15	14,909
5.532%, 04/25/2030	24	24,219
5.645%, 04/23/2027	100	100,368

10 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.915%, 04/25/2035	$24	$24,275
6.338%, 10/30/2026	73	73,785
Bank of America Corp. 1.197%, 10/24/2026	128	120,384
1.319%, 06/19/2026	82	78,311
1.734%, 07/22/2027	47	43,401
3.419%, 12/20/2028	83	77,691
3.559%, 04/23/2027	77	74,290
4.078%, 04/23/2040	107	90,591
4.827%, 07/22/2026	121	119,809
Series N 1.658%, 03/11/2027	129	120,596
Bank of New York Mellon Corp. (The) 5.188%, 03/14/2035	16	15,715
Canadian Imperial Bank of Commerce 5.26%, 04/08/2029	78	77,739
Capital One Financial Corp. 2.359%, 07/29/2032	70	54,543
4.20%, 10/29/2025	122	119,538
Citigroup, Inc. 1.122%, 01/28/2027	130	120,952
2.976%, 11/05/2030	137	121,422
3.52%, 10/27/2028	128	120,676
4.075%, 04/23/2029	123	117,528
5.827%, 02/13/2035	60	59,213
Citizens Financial Group, Inc. 5.841%, 01/23/2030	120	119,210
Comerica, Inc. 5.982%, 01/30/2030	122	120,324
Fifth Third Bancorp 6.361%, 10/27/2028	119	121,167
8.25%, 03/01/2038	102	119,546
Goldman Sachs Bank USA/New York NY 5.414%, 05/21/2027	24	23,939
Series B 5.283%, 03/18/2027	16	15,936
Goldman Sachs Group, Inc. (The) 3.50%, 11/16/2026	91	87,033
4.017%, 10/31/2038	140	118,807
4.411%, 04/23/2039	49	43,392
5.727%, 04/25/2030	46	46,615
5.798%, 08/10/2026	118	118,105
5.851%, 04/25/2035	24	24,507
Series VAR 1.093%, 12/09/2026	128	119,480
JPMorgan Chase & Co. 1.04%, 02/04/2027	129	119,753

abfunds.com	AB CORE PLUS BOND ETF | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

1.045%, 11/19/2026	$127	$118,916
1.47%, 09/22/2027	56	51,242
2.956%, 05/13/2031	139	120,745
3.782%, 02/01/2028	18	17,290
3.96%, 01/29/2027	113	110,211
5.04%, 01/23/2028	66	65,419
5.571%, 04/22/2028	24	24,150
5.581%, 04/22/2030	68	68,731
5.766%, 04/22/2035	24	24,521
KeyCorp 2.25%, 04/06/2027	92	83,249
2.55%, 10/01/2029	146	123,190
6.401%, 03/06/2035	77	77,494
M&T Bank Corp. 5.053%, 01/27/2034	132	121,443
6.082%, 03/13/2032	24	23,786
7.413%, 10/30/2029	114	119,830
Macquarie Group Ltd. 1.34%, 01/12/2027(a)	72	67,157
Morgan Stanley 0.985%, 12/10/2026	129	120,249
1.593%, 05/04/2027	128	118,766
5.297%, 04/20/2037	122	116,433
5.652%, 04/13/2028	76	76,538
5.656%, 04/18/2030	14	14,184
5.831%, 04/19/2035	24	24,481
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034	125	120,019
5.30%, 01/21/2028	16	15,954
5.492%, 05/14/2030	25	25,029
5.676%, 01/22/2035	30	29,993
Santander Holdings USA, Inc. 2.49%, 01/06/2028	131	120,169
6.124%, 05/31/2027	76	76,268
6.499%, 03/09/2029	75	76,456
Toronto-Dominion Bank (The) Series G 4.98%, 04/05/2027	15	14,886
Truist Financial Corp. 4.26%, 07/28/2026	58	57,045
5.435%, 01/24/2030	14	13,917
5.711%, 01/24/2035	14	13,917
US Bancorp 5.678%, 01/23/2035	68	67,886
Visa, Inc. 2.70%, 04/15/2040	88	63,812
3.65%, 09/15/2047	80	62,052

12 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. 3.196%, 06/17/2027	$81	$77,439
3.526%, 03/24/2028	69	65,599
3.584%, 05/22/2028	5	4,751
4.10%, 06/03/2026	27	26,320
4.54%, 08/15/2026	96	94,832
4.808%, 07/25/2028	51	50,089
5.499%, 01/23/2035	8	7,931
5.574%, 07/25/2029	98	98,583
5.707%, 04/22/2028	76	76,515

		6,022,015

Brokerage – 0.8%
Blue Owl Finance LLC 6.25%, 04/18/2034(a)	122	122,819
Charles Schwab Corp. (The) 6.136%, 08/24/2034	117	121,050
CI Financial Corp. 3.20%, 12/17/2030	85	66,554
4.10%, 06/15/2051	84	53,526
Jefferies Financial Group, Inc. 6.20%, 04/14/2034	24	24,091
LPL Holdings, Inc. 5.70%, 05/20/2027	24	24,069

		412,109

Finance – 0.5%
Blackstone Private Credit Fund 5.95%, 07/16/2029(a)	22	21,655
Blackstone Secured Lending Fund 5.875%, 11/15/2027	24	23,832
Blue Owl Credit Income Corp. 6.60%, 09/15/2029(a)	23	22,873
6.65%, 03/15/2031	124	122,615
FS KKR Capital Corp. 6.875%, 08/15/2029	24	23,779
Golub Capital BDC, Inc. 6.00%, 07/15/2029	14	13,718
Main Street Capital Corp. 6.50%, 06/04/2027	24	24,013

		252,485

Insurance – 1.5%
American International Group, Inc. Series A-9 5.75%, 04/01/2048	58	56,838
Arthur J Gallagher & Co. 5.45%, 07/15/2034	77	76,141
5.75%, 07/15/2054	15	14,553

abfunds.com	AB CORE PLUS BOND ETF | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Athene Global Funding 5.516%, 03/25/2027(a)	$15	$14,966
Athene Holding Ltd. 6.25%, 04/01/2054	77	77,226
Brighthouse Financial Global Funding 5.55%, 04/09/2027(a)	78	77,867
CNO Global Funding 5.875%, 06/04/2027(a)	24	24,059
Corebridge Global Funding 5.20%, 01/12/2029(a)	58	57,616
Elevance Health, Inc. 5.15%, 06/15/2029	6	5,990
5.375%, 06/15/2034	24	23,920
5.65%, 06/15/2054	24	23,680
Humana, Inc. 5.375%, 04/15/2031	5	4,952
Lincoln National Corp. 5.852%, 03/15/2034	16	15,912
Markel Group, Inc. 6.00%, 05/16/2054	24	23,889
Marsh & McLennan Cos., Inc. 5.45%, 03/15/2054	15	14,567
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)	98	64,287
Mutual of Omaha Cos. Global Funding 5.35%, 04/09/2027(a)	15	14,955
Northwestern Mutual Global Funding 5.16%, 05/28/2031(a)	24	23,916
Reinsurance Group of America, Inc. 5.75%, 09/15/2034	25	24,877
RGA Global Funding 5.448%, 05/24/2029(a)	24	24,009
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)	78	79,345
UnitedHealth Group, Inc. 4.60%, 04/15/2027	15	14,837
5.375%, 04/15/2054	15	14,543
5.50%, 04/15/2064	15	14,537

		787,482

REITs – 0.5%
CBRE Services, Inc. 5.50%, 04/01/2029	77	76,948
Equinix, Inc. 2.15%, 07/15/2030	147	121,897
2.50%, 05/15/2031	93	77,173

		276,018

		7,750,109

14 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utility – 1.9%
Electric – 1.9%
AEP Texas, Inc. 5.45%, 05/15/2029	$24	$23,984
5.70%, 05/15/2034	24	23,771
Appalachian Power Co. 5.65%, 04/01/2034	15	14,816
Berkshire Hathaway Energy Co. 3.80%, 07/15/2048	161	118,232
6.125%, 04/01/2036	53	55,310
Black Hills Corp. 6.00%, 01/15/2035	24	24,020
CenterPoint Energy, Inc. 5.40%, 06/01/2029	124	123,969
Duke Energy Ohio, Inc. 5.55%, 03/15/2054	16	15,496
Entergy Arkansas LLC 5.45%, 06/01/2034	24	23,892
5.75%, 06/01/2054	24	23,817
Entergy Louisiana LLC 5.70%, 03/15/2054	16	15,769
Entergy Mississippi LLC 5.85%, 06/01/2054	24	23,904
Evergy Missouri West, Inc. 5.65%, 06/01/2034(a)	22	21,982
Florida Power & Light Co. 5.30%, 06/15/2034	24	24,089
5.60%, 06/15/2054	24	24,162
MidAmerican Energy Co. 5.85%, 09/15/2054	53	54,295
National Rural Utilities Cooperative Finance Corp. 5.10%, 05/06/2027	24	23,966
5.15%, 06/15/2029	24	23,931
NSTAR Electric Co. 5.40%, 06/01/2034	24	23,967
PacifiCorp 2.90%, 06/15/2052	198	115,099
Public Service Co. of Colorado 5.35%, 05/15/2034	16	15,853
5.75%, 05/15/2054	61	60,640
Public Service Electric & Gas Co. 5.45%, 03/01/2054	2	1,965
Southern California Edison Co. 5.15%, 06/01/2029	16	15,943

abfunds.com	AB CORE PLUS BOND ETF | 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.35%, 03/01/2026	$78	$77,999
5.75%, 04/15/2054	40	39,374

		1,010,245

Total Corporates - Investment Grade (cost $22,481,839)		22,327,884

MORTGAGE PASS-THROUGHS – 7.5%
Agency Fixed Rate 30-Year – 6.4%
Government National Mortgage Association Series 2024 2.00%, 06/15/2054, TBA	295	236,200
4.00%, 06/15/2054, TBA	174	159,789
4.50%, 06/15/2054, TBA	66	62,352
Uniform Mortgage-Backed Security Series 2024 1.50%, 06/15/2054, TBA	228	167,175
2.00%, 06/15/2054, TBA	998	769,317
2.50%, 06/15/2054, TBA	763	615,675
3.00%, 06/15/2054, TBA	451	379,087
3.50%, 06/15/2054, TBA	320	280,413
4.00%, 06/15/2054, TBA	296	268,470
4.50%, 06/15/2054, TBA	227	212,502
5.00%, 06/15/2054, TBA	232	223,191

		3,374,171

Agency Fixed Rate 15-Year – 1.1%
Uniform Mortgage-Backed Security Series 2024 2.00%, 06/15/2039, TBA	306	267,105
2.50%, 06/15/2039, TBA	186	166,993
3.00%, 06/15/2039, TBA	142	130,518

		564,616

Total Mortgage Pass-Throughs (cost $3,920,913)		3,938,787

CORPORATES - NON-INVESTMENT GRADE – 3.4%
Industrial – 3.0%
Basic – 0.5%
Cleveland-Cliffs, Inc. 6.75%, 04/15/2030(a)	122	120,712
7.00%, 03/15/2032(a)	78	77,038
Mineral Resources Ltd. 9.25%, 10/01/2028(a)	54	56,756

		254,506

16 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Communications - Media – 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/2032	$21	$16,657
4.50%, 06/01/2033(a)	69	53,239
4.75%, 03/01/2030(a)	142	120,922
5.375%, 06/01/2029(a)	85	76,154

		266,972

Consumer Non-Cyclical – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	124	119,473
Avantor Funding, Inc. 4.625%, 07/15/2028(a)	127	119,644
Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)	139	116,722
4.00%, 04/15/2029(a)	134	120,131

		475,970

Energy – 0.9%
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)	81	76,242
8.75%, 03/15/2029(a)	5	4,800
Sunoco LP 7.00%, 05/01/2029(a)	15	15,324
7.25%, 05/01/2032(a)	40	40,979
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	7	6,436
4.50%, 04/30/2030	129	116,570
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.375%, 02/15/2029(a)	66	66,162
Venture Global LNG, Inc. 9.50%, 02/01/2029(a)	69	74,877
9.875%, 02/01/2032(a)	70	75,085

		476,475

Transportation - Services – 0.2%
Rand Parent LLC 8.50%, 02/15/2030(a)	73	71,369

		1,545,292

Financial Institutions – 0.2%
Banking – 0.2%
Synchrony Financial 7.25%, 02/02/2033	120	120,298

abfunds.com	AB CORE PLUS BOND ETF | 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utility – 0.2%
Electric – 0.2%
Vistra Operations Co., LLC 5.50%, 09/01/2026(a)	$122	$120,054

Total Corporates - Non-Investment Grade (cost $1,780,343)		1,785,644

	Shares
SHORT-TERM INVESTMENTS – 8.7%
Investment Companies – 7.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(b)(c)(d) (cost $3,845,335)	3,845,335	3,845,335

	Principal Amount (000)
U.S. Treasury Bills – 1.3%
United States – 1.3%
U.S. Treasury Bill Zero Coupon, 06/13/2024 (cost $652,564)	$654	652,546

Total Short-Term Investments (cost $4,497,899)		4,497,881

Total Investments – 107.3% (cost $56,568,495)		56,072,788
Other assets less liabilities – (7.3)%		(3,820,394)

Net Assets – 100.0%		$52,252,394

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	26	September 2024	$3,017,625	$17,031
U.S. T-Note 5 Yr (CBT) Futures	11	September 2024	1,163,766	(344)

Sold Contracts
U.S. 10 Yr Ultra Futures	2	September 2024	224,063	891
U.S. T-Note 2 Yr (CBT) Futures	9	September 2024	1,833,328	(352)
U.S. T-Note 10 Yr (CBT) Futures	7	September 2024	761,578	1,477
U.S. Ultra Bond (CBT) Futures	15	September 2024	1,836,563	(1,969)

				$16,734

18 | AB CORE PLUS BOND ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $3,826,619 or 7.3% of net assets.

(b)	Affiliated investments.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

TBA – To Be Announced

See notes to financial statements.

abfunds.com	AB CORE PLUS BOND ETF | 19

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $52,723,160)	$52,227,453
Affiliated issuers (cost $3,845,335)	3,845,335
Cash collateral due from broker	46,692
Receivable for investment securities sold	3,387,476
Unaffiliated interest and dividends receivable	412,019
Affiliated dividends receivable	18,236
Receivable for variation margin on futures	2,195
Receivable due from Adviser	464

Total assets	59,939,870

Liabilities
Payable for investment securities purchased	7,671,953
Advisory fee payable	15,523

Total liabilities	7,687,476

Net Assets	$52,252,394

Composition of Net Assets
Capital stock, at par	$150
Additional paid-in capital	52,607,293
Accumulated loss	(355,049)

Net Assets	$52,252,394

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 1,500,028 shares outstanding)	$34.83

See notes to financial statements.

20 | AB CORE PLUS BOND ETF	abfunds.com

STATEMENT OF OPERATIONS

For the Period from December 13, 2023(a) to May 31, 2024 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $63)	$815,513
Dividends—Affiliated issuers	60,951	$876,464

Expenses
Advisory fee (see Note B)	57,792

Total expenses	57,792
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,768)

Net expenses		56,024

Net investment income		820,440

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(108,391)
In-kind redemptions		6,015
Futures		(673)
Net change in unrealized appreciation (depreciation) of:
Investments		(495,707)
Futures		16,734

Net loss on investment transactions		(582,022)

Net Increase in Net Assets from Operations		$238,418

(a)	Commencement of operations.

See notes to financial statements.

abfunds.com	AB CORE PLUS BOND ETF | 21

STATEMENT OF CHANGES IN NET ASSETS

	December 13, 2023(a) to May 31, 2024 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$820,440
Net realized loss on investment transactions	(103,049)
Net change in unrealized appreciation (depreciation) of investments	(478,973)

Net increase in net assets from operations	238,418
Distribution to Shareholders	(593,467)
Transactions in Shares of the Fund
Net increase	52,601,550
Other capital	5,893

Total increase	52,252,394
Net Assets
Beginning of period	– 0	–

End of period	$52,252,394

(a)	Commencement of operations.

See notes to financial statements.

22 | AB CORE PLUS BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Core Plus Bond ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on December 13, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open

abfunds.com	AB CORE PLUS BOND ETF | 23

NOTES TO FINANCIAL STATEMENTS (continued)

futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to

24 | AB CORE PLUS BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable

abfunds.com	AB CORE PLUS BOND ETF | 25

NOTES TO FINANCIAL STATEMENTS (continued)

data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$23,522,592		$	– 0	–	$23,522,592
Corporates – Investment Grade		– 0	–	22,327,884			– 0	–	22,327,884
Mortgage Pass-Throughs		– 0	–	3,938,787			– 0	–	3,938,787
Corporates – Non-Investment Grade		– 0	–	1,785,644			– 0	–	1,785,644
Short-Term Investments:
Investment Companies		3,845,335		– 0	–		– 0	–	3,845,335
U.S. Treasury Bills		– 0	–	652,546			– 0	–	652,546

Total Investments in Securities		3,845,335		52,227,453			– 0	–	56,072,788
Other Financial Instruments(a):
Assets:
Futures		19,399		– 0	–		– 0	–	19,399	(b)
Liabilities:
Futures		(2,665)		– 0	–		– 0	–	(2,665	)(b)

Total		$3,862,069		$52,227,453		$	– 0	–	$56,089,522

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated

26 | AB CORE PLUS BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

abfunds.com	AB CORE PLUS BOND ETF | 27

NOTES TO FINANCIAL STATEMENTS (continued)

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .33% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the period ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $1,768.

A summary of the Fund’s transactions in AB mutual funds for the period ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$13,311	$9,466	$3,845	$61

28 | AB CORE PLUS BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the period ended May 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$33,577,012	$14,596,766
U.S. government securities	45,154,335	26,036,138

During the period ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the period ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases	Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$6,473,640	$1,287,725
U.S. government securities	8,713,950	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$126,232
Gross unrealized depreciation	(605,205)

Net unrealized depreciation	$(478,973)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

abfunds.com	AB CORE PLUS BOND ETF | 29

NOTES TO FINANCIAL STATEMENTS (continued)

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the period ended May 31, 2024, the Fund held futures for hedging purposes.

30 | AB CORE PLUS BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$19,399	*	Payable for variation margin on futures	$2,665	*

Total		$19,399			$2,665

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(673)	$16,734

Total		$(673)	$16,734

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended May 31, 2024:

Futures:
Average notional amount of buy contracts	$5,254,596
Average notional amount of sale contracts	$5,767,807

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct

abfunds.com	AB CORE PLUS BOND ETF | 31

NOTES TO FINANCIAL STATEMENTS (continued)

investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares	Amount
	December 13, 2023(a) to May 31, 2024 (unaudited)	December 13, 2023(a) to May 31, 2024 (unaudited)

Shares sold	1,550,028	$54,349,265

Shares redeemed	(50,000)	(1,747,715)

Net increase	1,500,028	$52,601,550

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling

32 | AB CORE PLUS BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity

abfunds.com	AB CORE PLUS BOND ETF | 33

NOTES TO FINANCIAL STATEMENTS (continued)

of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Mortgage-Related and Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities. Some mortgage-backed securities are “TBA” securities, which have additional risks.

Foreign (Non-U.S.) Investments Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income

34 | AB CORE PLUS BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and

abfunds.com	AB CORE PLUS BOND ETF | 35

NOTES TO FINANCIAL STATEMENTS (continued)

redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant agreement with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

36 | AB CORE PLUS BOND ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year.

abfunds.com	AB CORE PLUS BOND ETF | 37

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

38 | AB CORE PLUS BOND ETF	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	December 13, 2023(a) to May 31, 2024 (unaudited)

Net asset value, beginning of period	$ 35.00

Income From Investment Operations

Net investment income(b)(c)	.78

Net realized and unrealized loss on investment transactions	(.36)

Net increase in net asset value from operations	.42

Less: Dividends

Dividends from net investment income	(.59)

Net asset value, end of period	$ 34.83

Total Return

Total investment return based on net asset value(d)	1.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,252

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.32	%^

Expenses, before waivers/reimbursements(e)‡	.33	%^

Net investment income(c)	4.70	%^

Portfolio turnover rate(f)	109%

‡ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	0.1	^

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2024 such waiver amounted to .01%.”

(f)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

abfunds.com	AB CORE PLUS BOND ETF | 39

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Core Plus Bond ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the

40 | AB CORE PLUS BOND ETF	abfunds.com

exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

abfunds.com	AB CORE PLUS BOND ETF | 41

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did

42 | AB CORE PLUS BOND ETF	abfunds.com

not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB CORE PLUS BOND ETF | 43

NOTES

44 | AB CORE PLUS BOND ETF	abfunds.com

AB CORE PLUS BOND ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-CPB-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF

(NYSE: TAFM)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 95.7%
Alabama – 1.4%
County of Jefferson AL Sewer Revenue
Series 2024 5.25%, 10/01/2044	$100	$108,094
Energy Southeast A Cooperative District (Morgan Stanley)
Series 2024-B 5.25%, 07/01/2054	100	106,185
Southeast Alabama Gas Supply District (The) (Morgan Stanley)
Series 2024 5.00%, 06/01/2049	200	210,132

		424,411

Arizona – 4.0%
Chandler Industrial Development Authority (Intel Corp.)
Series 2022 5.00%, 09/01/2042	300	306,227
County of Maricopa AZ (County of Maricopa AZ COP)
Series 2018-A 5.00%, 07/01/2024	120	120,095
Maricopa County Industrial Development Authority (HonorHealth Obligated Group)
Series 2019-A 4.125%, 09/01/2042	250	236,770
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007 5.00%, 12/01/2037	500	530,436

		1,193,528

California – 9.4%
California Community Choice Financing Authority (American International Group, Inc.)
Series 2023-D 5.50%, 05/01/2054	250	265,019
California Community Choice Financing Authority (Deutsche Bank AG)
Series 2023 5.25%, 01/01/2054	200	209,014
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments)
Series 2021 4.00%, 02/01/2056(a)	100	82,669

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC)
Series 2024 3.95%, 01/01/2050(a)	$200	$199,999
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments)
Series 2021 3.00%, 08/01/2056(a)	100	67,089
Golden State Tobacco Securitization Corp.
Series 2021-B
Zero Coupon, 06/01/2066	455	49,557
Series 2022 5.00%, 06/01/2051	360	370,097
San Francisco Intl Airport
Series 2024 5.00%, 05/01/2034(b)	500	546,329
San Francisco Intl Airport (SFO Fuel Co. LLC)
Series 2019 5.00%, 01/01/2047	1,000	1,020,043

		2,809,816

Colorado – 0.3%
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.)
Series 2024 5.50%, 04/01/2044(a)	100	101,845

Connecticut – 3.4%
State of Connecticut Special Tax Revenue
Series 2018-B 5.00%, 10/01/2025	1,000	1,021,462

District of Columbia – 5.7%
District of Columbia (District of Columbia Union Market TIF Area)
Series 2024-A 5.125%, 06/01/2034(a)	100	98,138
Metropolitan Washington Airports Authority Aviation Revenue
Series 2022-A 5.00%, 10/01/2031	100	107,213
Series 2023-A 5.00%, 10/01/2035	1,000	1,081,976
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease)
Series 2020-A 5.00%, 07/15/2045	400	421,219

		1,708,546

2 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Florida – 0.7%
Florida Development Finance Corp. (Brightline Trains Florida LLC)
AGM Series 2024 5.00%, 07/01/2044	$100	$102,861
Florida Development Finance Corp. (SFP - Tampa I LLC)
Series 2024-A 5.00%, 06/01/2044(a)(b)	100	99,874

		202,735

Georgia – 10.3%
Main Street Natural Gas, Inc. (Citigroup, Inc.)
Series 2022-B 5.00%, 12/01/2052	300	311,715
Main Street Natural Gas, Inc. (Macquarie Group Ltd.)
Series 2019-A 5.00%, 05/15/2043	1,000	1,005,531
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2024-B 5.00%, 12/01/2054	1,000	1,060,405
Municipal Electric Authority of Georgia
Series 2019 5.00%, 01/01/2063	700	707,812

		3,085,463

Illinois – 3.8%
Chicago Board of Education
Series 2021-A 5.00%, 12/01/2036	120	123,938
Series 2023-A 5.00%, 12/01/2034	100	106,695
6.00%, 12/01/2049	140	153,249
Metropolitan Pier & Exposition Authority
Series 2017 4.85%, 12/15/2042(c)	100	70,273
Series 2020 5.00%, 06/15/2050	210	214,133
NATL Series 2002
Zero Coupon, 06/15/2035	150	94,286
State of Illinois
Series 2020-B 4.00%, 10/01/2033	100	99,414
Series 2023-B 5.50%, 05/01/2047	250	269,004

		1,130,992

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana – 1.6%
City of Valparaiso IN (Pratt Paper IN LLC)
Series 2024 4.875%, 01/01/2044(a)	$100	$101,874
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel)
Series 2023 6.00%, 03/01/2053	150	162,339
Series 2023-F 7.75%, 03/01/2067	100	106,030
BAM Series 2023 5.25%, 03/01/2067	100	105,026

		475,269

Kentucky – 1.4%
Kentucky Public Energy Authority (Goldman Sachs Group, Inc. (The))
Series 2024-A 5.00%, 05/01/2055	200	208,968
Kentucky Public Energy Authority (Morgan Stanley)
Series 2023-A 5.25%, 04/01/2054	200	212,966

		421,934

Maryland – 4.7%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC)
Series 2022 5.25%, 06/30/2047	370	381,392
State of Maryland
Series 2017-B 5.00%, 08/01/2025	1,000	1,018,103

		1,399,495

Michigan – 1.7%
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014-D2 5.00%, 07/01/2024	500	500,356

New Hampshire – 3.5%
New Hampshire Business Finance Authority
Series 2024-2 3.625%, 08/20/2039	100	91,251

4 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (University of Nevada Reno)
BAM Series 2023 4.50%, 06/01/2053	$960	$942,412

		1,033,663

New Jersey – 1.8%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2023-B 5.25%, 06/15/2050	425	455,209
AGM Series 2006-C
Zero Coupon, 12/15/2033	100	68,567

		523,776

New York – 10.7%
Metropolitan Transportation Authority
Series 2017
Zero Coupon, 11/15/2033	425	288,076
Series 2020-C 4.75%, 11/15/2045	200	203,413
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2015-C 5.00%, 11/01/2025	1,250	1,265,569
New York Transportation Development Corp. (JFK NTO LLC)
Series 2023
6.00%, 06/30/2054	100	109,622
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016-A 5.00%, 07/01/2046	250	248,458
5.25%, 01/01/2050	100	99,421
Port Authority of New York & New Jersey
Series 2020-2 4.00%, 07/15/2037	900	887,609
Suffolk Regional Off-Track Betting Co.
Series 2024 5.75%, 12/01/2044	100	103,270

		3,205,438

Ohio – 0.3%
Buckeye Tobacco Settlement Financing Authority
Series 2020-B 5.00%, 06/01/2055	100	89,471

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oregon – 1.5%
Port of Portland OR Airport Revenue
Series 2022-2 4.00%, 07/01/2047	$500	$458,959

Pennsylvania – 12.0%
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group)
Series 2021 4.00%, 07/01/2046	100	76,124
Commonwealth of Pennsylvania
Series 2023 5.00%, 09/01/2025	1,000	1,018,589
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation)
Series 2022 5.50%, 06/30/2039	300	327,683
Pittsburgh Water & Sewer Authority
AGM Series 2019-A 5.00%, 09/01/2044	1,000	1,045,024
Pocono Mountains Industrial Park Authority (St Luke’s Hospital Obligated Group)
Series 2015 5.00%, 08/15/2040	1,140	1,143,964

		3,611,384

Puerto Rico – 0.7%
Commonwealth of Puerto Rico
Series 2022-C
Zero Coupon, 11/01/2043	178	110,080
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2019-A 5.00%, 07/01/2058	100	99,671

		209,751

South Carolina – 8.6%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.)
Series 2020 5.00%, 12/01/2046	1,000	1,029,442
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group)
Series 2024 5.25%, 11/01/2044	500	549,770
South Carolina Public Service Authority
Series 2021-A 4.00%, 12/01/2035	1,000	1,000,070

		2,579,282

6 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas – 1.3%
Port Beaumont Navigation District
Series 2024 5.125%, 01/01/2044(a)(b)	$100	$99,998
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC)
Series 2020 4.00%, 01/01/2050(a)	100	82,093
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC)
Series 2023-B 5.50%, 01/01/2054	200	220,538

		402,629

Virginia – 3.6%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2022 4.00%, 05/15/2042	1,000	981,825
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group)
Series 2023 7.00%, 09/01/2059	100	110,921

		1,092,746

Washington – 2.5%
State of Washington
Series 2020 5.00%, 07/01/2025	750	761,628

Wisconsin – 0.8%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.)
Series 2024 5.00%, 08/01/2027(a)	150	151,857
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency)
Series 2024 5.00%, 06/01/2041(a)	100	100,014

		251,871

Total Long-Term Municipal Bonds (cost $28,763,721)		28,696,450

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 1.3%
Massachusetts – 1.3%
Massachusetts Development Finance Agency (Trustees of Boston University)
Series 2018-U 4.00%, 10/01/2042(d) (cost $400,000)	$400	$400,000

Total Municipal Obligations (cost $29,163,721)		29,096,450

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.4%
Agency CMBS – 0.4%
Federal Home Loan Mortgage Corp.
Series 2024-ML21, Class AUS 4.62%, 08/25/2041 (cost $100,768)	100	102,060

CORPORATES - INVESTMENT GRADE – 0.3%
Financial Institutions – 0.3%
Banking – 0.3%
Citigroup, Inc.
Series CC 7.125%, 08/15/2029(e) (cost $100,000)	100	99,930

SHORT-TERM INVESTMENTS – 3.8%
U.S. Treasury Bills – 3.0%
United States – 3.0%
U.S. Treasury Bill
Zero Coupon, 07/18/2024 (cost $884,166)	890	884,159

	Shares
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(f)(g)(h) (cost $242,178)	242,178	242,178

Total Short-Term Investments (cost $1,126,344)		1,126,337

Total Investments – 101.5% (cost $30,490,833)		30,424,777
Other assets less liabilities – (1.5)%		(436,678)

Net Assets – 100.0%		$29,988,099

8 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2024		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00%	Quarterly	3.34%	USD	700	$54,691	$36,295	$ 18,396

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	650	12/13/2030	1 Day SOFR	4.273%	Annual	$1,601	$	– 0 –	$1,601
USD	400	12/13/2030	1 Day SOFR	4.299%	Annual	1,560		– 0 –	1,560
USD	1,950	12/15/2031	1 Day SOFR	4.150%	Annual	(4,569)		– 0 –	(4,569)

						$(1,408)	$	– 0 –	$(1,408)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $1,185,450 or 4.0% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2024.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.8% and 0.0%, respectively.

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 9

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

10 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,248,655)	$30,182,599
Affiliated issuers (cost $242,178)	242,178
Cash collateral due from broker	167,153
Receivable for shares of beneficial interest sold	1,249,510
Interest receivable	385,685
Receivable for variation margin on centrally cleared swaps	9,181
Affiliated dividends receivable	1,364
Receivable due from Adviser	37

Total assets	32,237,707

Liabilities
Payable for investment securities purchased	2,242,321
Advisory fee payable	7,287

Total liabilities	2,249,608

Net Assets	$29,988,099

Composition of Net Assets
Capital stock, at par	$120
Additional paid-in capital	30,003,675
Accumulated loss	(15,696)

Net Assets	$29,988,099

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 1,200,040 common shares outstanding)	$24.99

See notes to financial statements.

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 11

STATEMENT OF OPERATIONS

For the Period from December 13, 2023(a) to May 31, 2024 (unaudited)

Investment Income
Interest	$483,234
Dividends—Affiliated issuers	7,055	$490,289

Expenses
Advisory fee (see Note B)	34,680

Total expenses	34,680
Less: expenses waived and reimbursed by the Adviser (see Note B)	(211)

Net expenses		34,469

Net investment income		455,820

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		1,986
Swaps		(82,506)
Net change in unrealized appreciation (depreciation) of:
Investments		(66,056)
Swaps		16,988

Net loss on investment transactions		(129,588)

Net Increase in Net Assets from Operations		$326,232

(a)	Commencement of operations.

See notes to financial statements.

12 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 13, 2023(a) May 31, 2024 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$455,820
Net realized loss on investment transactions	(80,520)
Net change in unrealized appreciation (depreciation) of investments	(49,068)

Net increase in net assets from operations	326,232
Distribution to Shareholders	(341,928)
Transactions in Shares of the Fund
Net increase	30,000,045
Other capital	3,750

Total increase	29,988,099
Net Assets
Beginning of period	– 0	–

End of period	$29,988,099

(a)	Commencement of operations.

See notes to financial statements.

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 13

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Intermediate Municipal ETF (the “Fund”), a diversified portfolio. The Fund commenced investment operations on December 13, 2023. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the

14 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices at the discretion of the Adviser

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 15

NOTES TO FINANCIAL STATEMENTS (continued)

pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

16 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$28,696,450		$	– 0	–	$28,696,450
Short-Term Municipal Notes		– 0	–	400,000			– 0	–	400,000
Commercial Mortgage-Backed Security		– 0	–	102,060			– 0	–	102,060
Corporates – Investment Grade		– 0	–	99,930			– 0	–	99,930
Short-Term Investments:
U.S. Treasury Bills		– 0	–	884,159			– 0	–	884,159
Investment Companies		242,178		– 0	–		– 0	–	242,178

Total Investments in Securities		242,178		30,182,599			– 0	–	30,424,777
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	54,691			– 0	–	54,691	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	3,161			– 0	–	3,161	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(4,569)			– 0	–	(4,569	)(b)

Total		$242,178		$30,235,882		$	– 0	–	$30,478,060

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Foreign Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 17

NOTES TO FINANCIAL STATEMENTS (continued)

currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Interest income is accrued daily. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

18 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .28% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse each Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $211.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0 –	$6,970	$6,728	$242	$7

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$30,959,820	$2,741,331
U.S. government securities	100,819	44

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$147,586
Gross unrealized depreciation	(196,654)

Net unrealized depreciation	$(49,068)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of

20 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 21

NOTES TO FINANCIAL STATEMENTS (continued)

the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2024, the Fund held interest rate swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the

22 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2024, the Fund held credit default swaps for hedging purposes.

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 23

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable for variation margin on centrally cleared swaps	$18,396	*	Payable for variation margin on centrally cleared swaps

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	3,161	*	Payable for variation margin on centrally cleared swaps	$4,569	*

Total		$21,557			$4,569

*  Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(78,936)	$(1,408)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(3,570)	18,396

Total		$(82,506)	$16,988

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended May 31, 2024:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$2,925,000
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$700,000	(a)

(a)	Positions were open for two months during the period.

24 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares	Amount
	December 13, 2023(a) to May 31, 2024 (unaudited)	December 13, 2023(a) to May 31, 2024 (unaudited)

Shares sold	1,200,040	$30,000,045

Net increase	1,200,040	$30,000,045

(a)	Commencement of operations.

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security maybe reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not

26 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result insignificant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 27

NOTES TO FINANCIAL STATEMENTS (continued)

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

28 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

When-Issued and Forward Commitment Risks—These securities are purchased before the securities are actually issued or delivered. These securities are subject to the risk that, when delivered, they will be worth less than the agreed-upon purchase price.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”).Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 29

NOTES TO FINANCIAL STATEMENTS (continued)

security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV, or the Fund could face trading halts or de-listing.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

30 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.
NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 31

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

December 13, 2023(a) to May 31, 2024(a) (unaudited)

Net asset value, beginning of period	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.44

Net realized and unrealized loss on investment transactions	(.12)

Net increase in net asset value from operations	.32

Less: Dividends

Dividends from net investment income	(.33)

Net asset value, end of period	$ 24.99

Total Return

Total investment return based on net asset value(d)	1.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,988

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.28%^

Expenses, before waivers/reimbursements	.28%^

Net investment income(c)	3.70%^

Portfolio turnover rate(e)	11%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

32 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Intermediate Municipal ETF (the “Fund”) for an initial two-year period at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 33

dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFS, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage

34 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”) selected by the 15(c) service

abfunds.com	AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF | 35

provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

36 | AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF	abfunds.com

AB TAX-AWARE INTERMEDIATE MUNICIPAL ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-TAIM-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB TAX-AWARE SHORT DURATION MUNICIPAL ETF

(NYSE: TAFI)

AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.6%
Long-Term Municipal Bonds – 92.4%
Alabama – 4.5%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 5.414% (SOFR + 1.85%), 06/01/2049(a)	$1,000	$1,007,611
Series 2021-B 4.00%, 10/01/2052	1,200	1,197,272
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049	2,000	1,998,087
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 12/01/2025	650	647,631
City of Huntsville AL Series 2016-B 5.00%, 05/01/2028	470	482,251
County of Jefferson AL Sewer Revenue Series 2024 5.00%, 10/01/2034	1,000	1,110,897
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,050,657
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	6,000	6,353,415
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,031,549
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,119,360
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	1,500	1,577,797

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.00%, 07/01/2027	$1,500	$1,525,742
5.25%, 01/01/2054	2,500	2,622,615

		22,724,884

Alaska – 0.3%
State of Alaska Series 2020-A 5.00%, 08/01/2024	1,275	1,277,107

Arizona – 3.2%
Chandler Industrial Development Authority (Intel Corp.) Series 2019 5.00%, 06/01/2049	1,000	1,000,000
Series 2022 5.00%, 09/01/2042	3,000	3,062,266
5.00%, 09/01/2052	1,000	1,020,838
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) 5.00%, 07/01/2024	1,220	1,220,953
City of Phoenix Civic Improvement Corp. (Pre-refunded – US Treasuries) Series 2014-A 5.00%, 07/01/2030	1,000	1,000,670
County of Maricopa AZ (Pre-refunded – US Treasuries) Series 2005 5.00%, 04/01/2035	2,000	2,006,750
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) 5.00%, 07/15/2024	2,700	2,703,639
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	1,000	954,620
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) 5.00%, 12/01/2025(b)	2,000	2,028,959
Maricopa County Special Health Care District Series 2021-D 5.00%, 07/01/2025	1,325	1,343,121

		16,341,816

2 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.0%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)	$115	$124,465

California – 9.9%
Bay Area Toll Authority Series 2021 3.77% (MUNIPSA + 0.41%), 04/01/2056(a)	3,000	2,931,465
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,300,386
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	1,000	1,045,070
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	1,000	999,458
California Community Choice Financing Authority (Morgan Stanley) Series 2024 5.00%, 05/01/2054	3,500	3,705,939
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(c)	1,000	999,996
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) 5.00%, 12/31/2033	1,500	1,517,338
Series 2018 5.00%, 06/30/2029	1,000	1,010,368
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031	1,425	1,484,050
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	1,000	1,039,062
City of Los Angeles Department of Airports Series 2017-A 5.00%, 05/15/2030	3,385	3,475,243

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 05/15/2025	$475	$479,854
East Bay Municipal Utility District Wastewater System Revenue Series 2017-A 5.00%, 06/01/2024	1,345	1,345,000
Los Angeles Community College District/CA Series 2015-A 5.00%, 08/01/2024	1,960	1,964,063
Los Angeles Unified School District/CA Series 2024-A 6.00%, 07/01/2024	3,000	3,004,752
Newport Mesa Unified School District NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,554,839
Oakland Unified School District/Alameda County Series 2016 5.00%, 08/01/2025	1,000	1,018,420
Port of Oakland Series 2021 5.00%, 11/01/2029	1,575	1,661,166
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2029	1,610	1,690,340
San Francisco Intl Airport Series 2018 5.00%, 05/01/2027	1,530	1,574,915
Series 2019-H 5.00%, 05/01/2027	1,500	1,544,034
Series 2024 5.00%, 05/01/2029(b)	2,500	2,626,963
Southern California Public Power Authority (American International Group, Inc.) 5.00%, 04/01/2055	1,000	1,052,181
State of California Series 2018 5.00%, 10/01/2024	1,990	1,996,709
Series 2020 5.00%, 11/01/2028	1,455	1,559,605
Series 2023 5.00%, 10/01/2024	640	642,158
Stockton Public Financing Authority BAM Series 2014 5.00%, 09/01/2028	1,475	1,478,741
Sweetwater Union High School District BAM Series 2014 5.00%, 08/01/2026	1,075	1,077,284

4 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Washington Township Health Care District Series 2020-A 5.00%, 07/01/2031	$650	$671,989

		50,451,388

Colorado – 1.5%
Adams & Weld Counties School District No. 27J Brighton/CO Series 2016-A 2.50%, 12/01/2027	1,500	1,413,006
City & County of Broomfield CO Sales & Use Tax Revenue Series 2017 5.00%, 12/01/2034	2,000	2,088,690
City & County of Denver CO Airport System Revenue Series 2020-B 5.00%, 11/15/2031	700	707,940
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	1,000	1,016,211
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools, Inc.) 4.75%, 04/01/2034(c)	1,000	1,020,916
Denver City & County School District No. 1 Series 2022-B 5.00%, 12/01/2024	1,225	1,232,625

		7,479,388

Connecticut – 1.7%
City of New Haven CT AGM Series 2016-A 5.00%, 08/15/2027	1,875	1,924,902
Connecticut State Health & Educational Facilities Authority (Fairfield University) Series 2018-S 5.00%, 07/01/2024	1,000	1,000,645
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) 5.00%, 07/01/2024	1,400	1,400,904
State of Connecticut Series 2015-A 4.50%, 03/15/2033	2,500	2,482,325
Series 2018-F 5.00%, 09/15/2025	2,000	2,041,429

		8,850,205

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.2%
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 02/28/2026	$1,485	$1,508,654
Metropolitan Washington Airports Authority Aviation Revenue Series 2017 5.00%, 10/01/2026	465	477,472
Series 2018-A 5.00%, 10/01/2034	1,075	1,118,315
Series 2019-A 5.00%, 10/01/2027	1,000	1,033,658
Series 2020-A 5.00%, 10/01/2032	2,000	2,125,434

		6,263,533

Florida – 5.2%
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2017 5.00%, 11/01/2026	600	609,663
City of Port St. Lucie FL Utility System Revenue Series 2016 4.00%, 09/01/2032	3,560	3,546,961
Collier County Industrial Development Authority (NCH Healthcare System, Inc. Obligated Group) Series 2024 5.00%, 10/01/2054	2,000	2,126,010
County of Brevard FL AGM Series 2016 5.00%, 08/01/2028	1,445	1,482,013
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2015-A 5.00%, 10/01/2025	930	941,198
County of Broward FL Professional Sports Facilities Tax Revenue Series 2016 5.00%, 09/01/2025	1,265	1,266,291
County of Charlotte FL Series 2015 5.00%, 10/01/2027	1,080	1,096,964
Duval County Public Schools (Duval County Public Schools COP) 5.00%, 07/01/2024	2,250	2,251,868

6 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Greater Orlando Aviation Authority Series 2022-A 5.00%, 10/01/2029	$1,020	$1,076,000
Series 2022-C 5.00%, 10/01/2025	1,350	1,369,750
Hernando County School District AGM Series 2016-A 5.00%, 07/01/2025	1,350	1,370,914
Hillsborough County Aviation Authority (Pre-refunded – US Treasuries) Series 2015 5.00%, 10/01/2040	1,000	1,002,067
Miami-Dade County Expressway Authority Series 2016-A 5.00%, 07/01/2028	1,625	1,659,108
5.00%, 07/01/2033	1,000	1,015,996
School Board of Miami-Dade County (The) Series 2023 5.00%, 06/18/2024	3,000	3,000,620
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2015 5.00%, 03/01/2026	2,590	2,632,319

		26,447,742

Georgia – 3.8%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	200	201,824
City of Atlanta GA Airport Passenger Facility Charge Series 2023 5.00%, 07/01/2030	2,000	2,121,360
City of Atlanta GA Department of Aviation Series 2023-G 5.00%, 07/01/2027	1,000	1,031,556
City of Atlanta GA Water & Wastewater Revenue Series 2015 5.00%, 11/01/2025	1,000	1,013,344
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	3,500	3,438,968

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	$1,000	$1,000,146
5.00%, 09/01/2024	1,500	1,499,857
Series 2022-B 5.00%, 12/01/2052	4,000	4,156,204
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.271% (SOFR + 1.70%), 12/01/2053(a)	1,000	1,005,824
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	1,300	1,299,513
Municipal Electric Authority of Georgia Series 2019-A 5.00%, 01/01/2033	1,200	1,258,678
Series 2020 5.00%, 01/01/2029	500	526,326
Richmond County Board of Education Series 2021 5.00%, 10/01/2024	1,000	1,003,218

		19,556,818

Guam – 0.8%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) 5.00%, 07/01/2027	1,000	1,034,714
Territory of Guam Series 2019 5.00%, 11/15/2031	910	914,597
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	2,000	2,040,326

		3,989,637

Hawaii – 0.2%
City & County of Honolulu HI Series 2015-B 5.00%, 10/01/2027	1,000	1,016,777

Idaho – 0.2%
Idaho Health Facilities Authority (St Luke’s Health System Ltd Obligated Group/ID) Series 2018 5.00%, 03/01/2027	1,000	1,024,934

8 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 6.6%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2030	$1,000	$1,027,279
Series 2019-A 5.00%, 12/01/2030	1,575	1,638,281
AGM Series 2018-C 5.00%, 12/01/2031	1,000	1,034,542
Chicago Transit Authority Series 2017 5.00%, 06/01/2026	1,695	1,727,217
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2017 5.00%, 06/01/2025	1,000	1,009,217
Series 2021 5.00%, 06/01/2027	1,750	1,805,455
City of Chicago IL Series 2020-A 5.00%, 01/01/2026	2,125	2,157,772
City of Chicago IL Waterworks Revenue AMBAC Series 2001 5.75%, 11/01/2030	865	913,466
Illinois State Toll Highway Authority Series 2019-A 5.00%, 01/01/2026	1,000	1,022,455
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024	2,250	2,248,571
Series 2023 5.00%, 12/15/2027	1,000	1,034,914
Metropolitan Water Reclamation District of Greater Chicago Series 2016-A 5.00%, 12/01/2030	2,595	2,670,242
Northern Illinois University BAM Series 2020-B 5.00%, 04/01/2031	725	750,082
Sangamon County School District No. 186 Springfield AGM Series 2020-B 5.00%, 02/01/2032	690	734,381
State of Illinois Series 2017-D 5.00%, 11/01/2026	2,000	2,054,360

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019-A 5.00%, 11/01/2029	$685	$727,198
Series 2020 5.50%, 05/01/2030	2,000	2,110,718
Series 2021-B 5.00%, 03/01/2025	1,375	1,385,796
Series 2022-A 5.00%, 03/01/2025	2,570	2,590,179
Series 2023-D 5.00%, 07/01/2024	1,000	1,000,673
Series 2024-B 5.00%, 05/01/2026	1,000	1,021,460
State of Illinois Sales Tax Revenue Series 2021 5.00%, 06/15/2025	1,300	1,313,932
Series 2021-A 4.00%, 06/15/2028	605	611,942
Series 2024-A 5.00%, 06/15/2025	1,000	1,010,717

		33,600,849

Indiana – 1.5%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(c)	965	982,392
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	500	462,077
Series 2022-A 4.25%, 11/01/2030	2,000	1,982,364
Indianapolis Local Public Improvement Bond Bank Series 2021-A 5.00%, 06/01/2024	3,045	3,045,000
5.00%, 06/01/2025	1,000	1,013,639

		7,485,472

Iowa – 0.1%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018-B 5.00%, 02/15/2025	500	502,949

10 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kansas – 0.3%
Seward County Unified School District No. 480 Liberal Series 2017-B 5.00%, 09/01/2026	$1,500	$1,525,405

Kentucky – 1.4%
Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	2,000	1,999,309
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	2,000	2,129,659
Louisville Regional Airport Authority Series 2014-A 5.00%, 07/01/2024	1,280	1,280,451
Western Kentucky University Series 2016-A 5.00%, 09/01/2025	1,660	1,681,650

		7,091,069

Louisiana – 1.2%
City of Shreveport LA BAM Series 2016 5.00%, 03/01/2027	1,400	1,433,373
Louisiana Local Government Environmental Facilities & Community Development Auth (American BioCarbon CT LLC) Series 2024 4.00%, 12/01/2046	2,000	1,999,307
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	665	686,740
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(c)	1,900	1,909,207

		6,028,627

Maryland – 1.7%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	2,000	2,020,402

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Stadium Authority (Maryland Stadium Authority State Lease) Series 2023-A 5.00%, 03/01/2025	$1,850	$1,867,545
State of Maryland Series 2017-A 5.00%, 08/01/2025	1,765	1,796,953
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) 5.00%, 08/01/2030	1,000	1,056,958
Washington Suburban Sanitary Commission (Pre-refunded – US Govt Agencies) Series 2015 4.00%, 06/01/2040	2,000	2,000,000

		8,741,858

Massachusetts – 1.3%
Massachusetts Development Finance Agency Series 2015-H 5.00%, 07/01/2025	415	420,096
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2031	870	923,385
Massachusetts Development Finance Agency (Pre-refunded – US Treasuries) Series 2015 5.00%, 07/01/2025	1,085	1,098,910
Massachusetts Port Authority Series 2017-A 5.00%, 07/01/2027	1,120	1,155,087
Series 2019-A 5.00%, 07/01/2024	1,070	1,070,593
Series 2019-C 5.00%, 07/01/2025	2,000	2,024,654

		6,692,725

Michigan – 1.5%
City of Detroit MI Series 2018 5.00%, 04/01/2026	1,000	1,013,054
Great Lakes Water Authority Water Supply System Revenue Series 2018-A 5.00%, 07/01/2024	450	450,332

12 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority AGM Series 2014 5.00%, 07/01/2026	$1,190	$1,190,855
NATL Series 2014 5.00%, 07/01/2036	2,000	2,000,898
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.00%, 10/01/2024	1,500	1,497,854
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	1,500	1,501,068

		7,654,061

Minnesota – 0.7%
State of Minnesota Series 2016-D 5.00%, 08/01/2025	2,700	2,748,261
Series 2022-A 5.00%, 08/01/2025	1,000	1,017,875

		3,766,136

Missouri – 0.6%
City of St. Louis MO Airport Revenue AGM Series 2017-B 5.00%, 07/01/2025	2,130	2,153,011
County of St. Louis MO (County of St Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	755	763,214

		2,916,225

Nebraska – 0.5%
Public Power Generation Agency Series 2015 5.00%, 01/01/2025	2,525	2,538,755

Nevada – 0.6%
County of Clark Department of Aviation Series 2021-B 5.00%, 07/01/2025	3,100	3,137,088
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(c)	100	103,320

		3,240,408

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire – 0.9%
State of New Hampshire Series 2020-A 5.00%, 12/01/2025	$4,405	$4,508,235

New Jersey – 8.6%
County of Monmouth NJ Series 2019 5.00%, 07/15/2026	1,320	1,365,248
Garden State Preservation Trust AGM Series 2005-A 5.75%, 11/01/2028	1,000	1,048,304
New Brunswick Parking Authority BAM Series 2016-A 5.00%, 09/01/2030	2,000	2,053,877
New Jersey Economic Development Authority (New Jersey Department of Environmental Protection State Lease) Series 2015-A 5.00%, 06/15/2025	1,000	1,013,235
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015-X 5.00%, 06/15/2025	3,950	4,002,280
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2017-B 5.00%, 11/01/2025	1,400	1,425,647
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	2,000	1,956,344
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2015-X 5.25%, 06/15/2027	1,395	1,411,604
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027	2,000	2,001,246
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) 5.00%, 07/01/2024	1,000	1,000,709

14 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017 5.00%, 07/01/2024	$1,245	$1,245,931
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2021 5.00%, 07/01/2025	2,000	2,032,188
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2024	2,000	2,000,401
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-A 5.00%, 06/15/2024	1,000	1,000,280
Series 2019 5.00%, 12/15/2024	2,000	2,012,053
5.00%, 12/15/2026	3,500	3,618,674
5.00%, 06/15/2030	250	263,905
Newark Board of Education BAM Series 2021 5.00%, 07/15/2029	1,210	1,284,898
State of New Jersey Series 2020 5.00%, 06/01/2024	5,415	5,415,000
5.00%, 06/01/2025	1,000	1,014,291
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2024	2,630	2,630,000
5.00%, 06/01/2029	2,645	2,782,630
Township of South Orange Village NJ Series 2023 5.00%, 06/28/2024	1,000	1,000,593

		43,579,338

New York – 7.6%
City of New York NY Series 2014-A 5.00%, 08/01/2024	1,000	1,001,972
Series 2020-A 5.00%, 08/01/2025	1,500	1,525,363

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2024	$2,050	$2,060,153
Series 2017 5.00%, 11/15/2025	2,000	2,038,423
Series 2017-C 5.00%, 11/15/2024	1,000	1,004,953
5.00%, 11/15/2025	630	642,077
5.00%, 11/15/2029	1,000	1,047,582
Nassau Health Care Corp. Series 2021 5.00%, 08/01/2024	865	866,494
New York City Municipal Water Finance Authority Series 2018-E 5.00%, 06/15/2032	1,410	1,438,669
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2016-F 4.00%, 02/01/2034	2,000	2,010,056
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2014 5.00%, 07/01/2030	1,000	1,002,557
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2015-A 5.00%, 03/15/2026	1,000	1,017,130
New York Transportation Development Corp. (JFK International Air Terminal LLC) 5.00%, 12/01/2030	2,000	2,104,854
Series 2020 5.00%, 12/01/2031	1,000	1,053,278
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2025	1,275	1,277,581
5.00%, 09/01/2027	1,000	1,001,349
5.00%, 09/01/2031	1,000	1,001,521
Series 2016 5.00%, 10/01/2025	1,000	1,015,927
Series 2018-2 5.00%, 09/15/2029	1,530	1,580,133
5.00%, 09/15/2030	2,500	2,583,371
Series 2021-2 3.00%, 10/01/2028	3,950	3,697,732
5.00%, 07/15/2024	1,500	1,501,378
5.00%, 07/15/2027	2,445	2,524,299

16 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Suffolk Regional Off-Track Betting Co. Series 2024 5.00%, 12/01/2034	$1,500	$1,546,731
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2033	1,205	1,249,102
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2022-A 5.00%, 08/15/2024	1,100	1,102,448

		38,895,133

North Carolina – 1.3%
Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.) Series 2019 2.10%, 03/01/2027	1,000	994,032
County of Gaston NC Series 2023 4.00%, 05/01/2025	2,600	2,603,258
County of Wake NC Series 2021 5.00%, 04/01/2025	1,000	1,012,693
State of North Carolina Series 2013-B 5.00%, 06/01/2025	1,000	1,015,761
State of North Carolina (State of North Carolina Lease) Series 2014-C 3.00%, 05/01/2028	1,000	964,338

		6,590,082

Ohio – 2.2%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2020 5.00%, 02/15/2026	1,035	1,056,499
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2028	1,425	1,483,530
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038	500	430,438

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund Series 2016 5.00%, 06/01/2025	$4,915	$4,988,129
Series 2017-A 5.00%, 12/01/2030	1,000	1,043,244
Port of Greater Cincinnati Development Authority Series 2024 5.00%, 12/01/2028	1,000	1,057,909
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2016 5.00%, 01/15/2030	1,090	1,107,266

		11,167,015

Oklahoma – 0.4%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,018,711
Oklahoma Municipal Power Authority Series 2014-B 5.00%, 01/01/2025	1,000	1,006,454

		2,025,165

Oregon – 0.8%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	1,000	1,033,107
Port of Portland OR Airport Revenue Series 2022-2 5.00%, 07/01/2030	1,000	1,060,124
Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	1,000	1,021,615
Washington County School District No. 1 West Union Series 2017 5.00%, 06/15/2033	1,030	1,072,992

		4,187,838

Pennsylvania – 4.2%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 4.06% (MUNIPSA + 0.70%), 11/15/2047(a)	1,000	995,096

18 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	$500	$473,482
City of Philadelphia PA Airport Revenue Series 2020-C 5.00%, 07/01/2030	1,220	1,286,594
Series 2021 5.00%, 07/01/2025	945	954,711
City of Philadelphia PA Water & Wastewater Revenue (Pre-refunded – US Treasuries) Series 2015-A 5.00%, 07/01/2040	2,000	2,001,498
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2031	1,500	1,552,140
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.00%, 12/31/2032	2,000	2,161,680
Pennsylvania Turnpike Commission Series 2019 5.00%, 12/01/2024	1,000	1,006,285
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.36% (MUNIPSA + 0.85%), 07/15/2041(a)	1,000	1,000,334
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2015-2 5.00%, 04/01/2029	1,375	1,387,382
Series 2016-2 5.00%, 04/01/2028	1,550	1,565,348
Philadelphia Gas Works Co. Series 2016 5.00%, 10/01/2024	1,000	1,002,989
Philadelphia Municipal Authority (City of Philadelphia PA) Series 2017 5.00%, 04/01/2025	1,325	1,335,010

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Reading School District BAM Series 2019-D 5.00%, 04/01/2025	$1,500	$1,515,362
School District of Philadelphia (The) Series 2023-A 5.00%, 06/28/2024	3,000	3,001,357

		21,239,268

Puerto Rico – 0.6%
Commonwealth of Puerto Rico Series 2021-A 5.625%, 07/01/2027	1,108	1,157,656
5.625%, 07/01/2029	675	725,573
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)	1,000	1,049,598

		2,932,827

South Carolina – 1.2%
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030	1,000	1,008,401
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2029	1,500	1,512,311
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) 5.00%, 11/01/2031	2,000	2,200,710
South Carolina Public Service Authority AGM Series 2014-C 5.00%, 12/01/2025	1,500	1,504,034

		6,225,456

Tennessee – 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,048,860

20 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2030	$1,000	$1,058,459
State of Tennessee Series 2016-B 5.00%, 08/01/2025	1,015	1,033,375
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	2,000	2,066,061

		5,206,755

Texas – 4.6%
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2028	1,065	1,083,035
Series 2020-F 5.00%, 01/01/2025	1,315	1,315,443
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2037	1,000	1,001,643
City of San Antonio TX Airport System Series 2019-A 5.00%, 07/01/2024	1,000	1,000,471
5.00%, 07/01/2029	550	576,671
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,000	1,013,848
La Joya Independent School District Series 2013 5.00%, 02/15/2028	1,355	1,419,295
North Texas Tollway Authority (North Texas Tollway System) Series 2014-A 5.00%, 01/01/2025	1,000	1,003,230
Port Beaumont Navigation District (Jefferson 2020 Bond Borrower LLC) Series 2024 10.00%, 07/01/2026(b)	1,000	1,000,189
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) 5.00%, 12/15/2032	2,000	2,064,720

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$4,000	$4,267,167
Texas Municipal Gas Acquisition and Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.38% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	3,000	2,996,350
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,059,423
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2018 5.00%, 08/01/2025	1,000	1,018,447
Trinity River Authority Central Regional Wastewater System Revenue Series 2019 5.00%, 08/01/2024	1,670	1,673,462
5.00%, 08/01/2030	1,000	1,071,233

		23,564,627

Utah – 1.0%
Davis School District Series 2023 5.00%, 06/01/2024	1,220	1,220,000
Utah Board of Higher Education NATL Series 1998 5.50%, 04/01/2029	1,440	1,523,440
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2032	1,135	1,169,809
Utah Transit Authority (Pre-refunded – US Treasuries) Series 2015-A 4.00%, 06/15/2033	1,000	1,005,647

		4,918,896

22 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia – 1.0%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2025	$1,800	$1,825,262
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(c)	1,000	1,004,114
Virginia College Building Authority (Virginia College Building Authority State Lease) 5.00%, 02/01/2025	1,000	1,009,123
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	1,000	999,985

		4,838,484

Washington – 3.3%
Energy Northwest (Pre-refunded – US Treasuries) 5.00%, 07/01/2024	2,930	2,932,195
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (Pre-refunded – US Treasuries) Series 2014-A 4.00%, 01/01/2044	1,000	999,987
Pierce County School District No. 10 Tacoma (Pre-refunded – US Govt Agencies) Series 2015 5.00%, 12/01/2033	2,190	2,239,290
Port of Seattle WA Series 2017-C 5.00%, 05/01/2028	1,260	1,289,698
Series 2018-A 5.00%, 05/01/2030	2,185	2,234,094
5.00%, 05/01/2036	1,010	1,029,363
Series 2018-B 5.00%, 05/01/2027	1,000	1,029,295
Snohomish County School District No. 13 Monroe Series 2015 5.00%, 12/01/2032	1,000	1,012,312

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Washington Series 2014-R 5.00%, 07/01/2028	$1,500	$1,511,797
Series 2016-R 5.00%, 08/01/2024	565	565,971
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2024	2,125	2,127,095

		16,971,097

West Virginia – 1.4%
West Virginia Economic Development Authority AGM Series 2023 5.00%, 07/01/2030	2,665	2,854,607
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	3,000	2,922,050
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016A 5.00%, 06/01/2025	1,360	1,374,992

		7,151,649

Wisconsin – 1.8%
City of Milwaukee WI Series 2020-N 5.00%, 04/01/2027	1,000	1,026,877
AGM Series 2023 5.00%, 04/01/2031	1,000	1,085,610
City of Milwaukee WI Sewerage System Revenue Series 2016-S 4.00%, 06/01/2028	350	351,744
State of Wisconsin Series 2021-2 5.00%, 05/01/2025	1,730	1,753,191
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(c)	2,000	2,024,759
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	2,000	1,369,343

24 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 5.00%, 06/01/2029	$755	$786,724
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	1,000	946,070

		9,344,318

Total Long-Term Municipal Bonds (cost $472,756,690)		470,679,416

Short-Term Municipal Notes – 1.2%
Colorado – 0.1%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County, Inc.) Series 2008 4.05%, 02/01/2038(d)	260	260,000

District of Columbia – 0.1%
Metropolitan Washington Airports Authority Aviation Revenue Series 2012-D 4.00%, 10/01/2039(d)	300	300,000

Indiana – 0.2%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2009D 4.00%, 11/01/2039(d)	1,000	1,000,000

New York – 0.2%
City of New York NY Series 2008-L 4.15%, 04/01/2038(d)	650	650,000
Triborough Bridge & Tunnel Authority Series 2022-B 4.15%, 01/01/2033(d)	400	400,000

		1,050,000

Ohio – 0.1%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.97%, 11/15/2045(d)	450	450,000

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 4.10%, 08/01/2034(d)	$500	$500,000

Tennessee – 0.1%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 3.35%, 07/01/2045(d)	700	700,000

Virginia – 0.3%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.35%, 07/01/2052(d)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $6,260,000)		6,260,000

Total Municipal Obligations (cost $479,016,690)		476,939,416

CORPORATES - INVESTMENT GRADE – 0.8%
Financial Institutions – 0.5%
Banking – 0.4%
BPCE SA 5.15%, 07/21/2024(c)	375	374,243
Citigroup, Inc. Series AA 7.625%, 11/15/2028(e)	184	191,251
Series CC 7.125%, 08/15/2029(e)	500	499,650
Standard Chartered PLC 7.776%, 11/16/2025(c)	250	251,973
UBS AG/New York NY 7.95%, 01/09/2025	850	860,497
Wells Fargo & Co. 7.625%, 09/15/2028(e)	27	28,397

		2,206,011

Finance – 0.1%
Aviation Capital Group LLC 1.95%, 01/30/2026(c)	290	272,176

		2,478,187

26 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Industrial – 0.3%
Consumer Non-Cyclical – 0.2%
Altria Group, Inc. 3.40%, 05/06/2030	$215	$193,231
BAT Capital Corp. 4.906%, 04/02/2030	230	223,277
Philip Morris International, Inc. 5.625%, 11/17/2029	250	254,503
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	500	489,870

		1,160,881

Technology – 0.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	345,088

		1,505,969

Total Corporates - Investment Grade (cost $3,964,989)		3,984,156

ASSET-BACKED SECURITIES – 0.8%
Autos - Fixed Rate – 0.4%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(c)	285	285,035
Carvana Auto Receivables Trust Series 2023-N1, Class A 6.36%, 04/12/2027(c)	201	201,160
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(c)	295	295,181
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)	679	684,503
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(c)	161	161,500
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(c)	194	193,873

		1,821,252

Other ABS - Fixed Rate – 0.4%
Dext ABS LLC Series 2023-1, Class A 2 5.99%, 03/15/2032(c)	435	433,757
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(c)	1,029	1,029,080

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(c)	$469	$471,599
Series 2024-1, Class A 6.66%, 07/15/2031(c)	94	94,032
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(c)	61	61,820

		2,090,288

Total Asset-Backed Securities (cost $3,903,408)		3,911,540

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Risk Share Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 6.474% (CME Term SOFR + 1.15%), 03/25/2044(a)(c)	1,334	1,334,103
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 7.424% (CME Term SOFR + 2.10%), 03/25/2043(a)(c)	809	825,471
Series 2023-DNA2, Class M1A 7.424% (CME Term SOFR + 2.10%), 04/25/2043(a)(c)	413	422,302

Total Collateralized Mortgage Obligations (cost $2,556,626)		2,581,876

SHORT-TERM INVESTMENTS – 3.8%
U.S. Treasury Bills – 3.6%
U.S. Treasury Bill Zero Coupon, 08/01/2024	15,000	14,870,815
Zero Coupon, 06/06/2024	3,500	3,498,473

Total U.S. Treasury Bills (cost $18,369,662)		18,369,288

28 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(f)(g)(h) (cost $718,874)	718,874	$718,874

Total Short-Term Investments (cost $19,088,536)		19,088,162

Total Investments – 99.5% (cost $508,530,249)		506,505,150
Other assets less liabilities – 0.5%		2,730,883

Net Assets – 100.0%		$509,236,033

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	4,800	03/31/2025	1 Day SOFR	4.099%	Annual	$(56,141)	$	– 0	–	$(56,141)
USD	3,700	03/31/2025	1 Day SOFR	4.013%	Annual	(46,417)		– 0	–	(46,417)
USD	4,000	06/30/2025	1 Day SOFR	4.808%	Annual	(32,321)		– 0	–	(32,321)
USD	1,600	07/31/2025	1 Day SOFR	4.851%	Annual	(10,698)		– 0	–	(10,698)
USD	10,600	11/05/2025	1 Day SOFR	4.859%	Annual	(52,033)		– 0	–	(52,033)
USD	6,900	11/05/2025	1 Day SOFR	4.713%	Annual	(53,307)		– 0	–	(53,307)
USD	4,800	11/05/2025	1 Day SOFR	4.408%	Annual	(61,728)		– 0	–	(61,728)
USD	2,700	11/05/2025	1 Day SOFR	4.762%	Annual	(18,192)		– 0	–	(18,192)
USD	5,000	12/15/2025	1 Day SOFR	4.238%	Annual	(80,022)		– 0	–	(80,022)
USD	3,700	01/05/2026	1 Day SOFR	4.164%	Annual	(62,096)		– 0	–	(62,096)
USD	14,000	02/15/2026	1 Day SOFR	4.164%	Annual	(216,903)		– 0	–	(216,903)
USD	8,310	05/15/2026	1 Day SOFR	4.479%	Annual	(54,771)		– 0	–	(54,771)
USD	2,400	05/15/2026	1 Day SOFR	4.012%	Annual	(37,097)		– 0	–	(37,097)
USD	3,000	07/31/2029	1 Day SOFR	3.942%	Annual	(57,392)		– 0	–	(57,392)

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 29

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	2,000	04/15/2032	3.275%	1 Day SOFR	Annual	$124,773	$	– 0	–	$124,773
USD	1,000	04/15/2032	3.215%	1 Day SOFR	Annual	66,479		– 0	–	66,479
USD	650	04/15/2032	3.291%	1 Day SOFR	Annual	39,848		– 0	–	39,848
USD	420	04/15/2032	3.852%	1 Day SOFR	Annual	9,809		– 0	–	9,809
USD	1,900	08/15/2033	4.488%	1 Day SOFR	Annual	(37,721)		– 0	–	(37,721)

						$(635,930)	$	– 0	–	$(635,930)

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2024.

(b)	When-Issued or delayed delivery security.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the aggregate market value of these securities amounted to $21,418,886 or 4.2% of net assets.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of May 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.0% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

30 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $507,811,375)	$505,786,276
Affiliated issuers (cost $718,874)	718,874
Cash	501,567
Cash collateral due from broker	620,039
Interest receivable	7,333,109
Receivable for variation margin on centrally cleared swaps	45,749
Receivable for investment securities sold	35,000
Affiliated dividends receivable	20,005
Receivable due from Adviser	606

Total assets	515,061,225

Liabilities
Payable for investment securities purchased	5,702,920
Advisory fee payable	122,272

Total liabilities	5,825,192

Net Assets	$509,236,033

Composition of Net Assets
Capital stock, at par	$2,045
Additional paid-in capital	510,569,504
Accumulated loss	(1,335,516)

Net Assets	$509,236,033

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 20,452,000 shares outstanding)	$24.90

See notes to financial statements.

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 31

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Interest	$7,971,062
Dividends—Affiliated issuers	157,729	$8,128,791

Expenses
Advisory fee (see Note B)	578,959

Total expenses	578,959
Less: expenses waived and reimbursed by the Adviser (see Note B)	(4,828)

Net expenses		574,131

Net investment income		7,554,660

Realized and Unrealized Loss on Investment Transactions
Net realized loss on:
Investment transactions		(201,349)
Swaps		(241,177)
Net change in unrealized appreciation (depreciation) of:
Investments		(3,041,837)
Swaps		(470,181)

Net loss on investment transactions		(3,954,544)

Net Increase in Net Assets from Operations		$3,600,116

See notes to financial statements.

32 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,554,660	$5,712,875
Net realized gain (loss) on investment transactions	(442,526)	43,212
Net change in unrealized appreciation (depreciation) of investments	(3,512,018)	700,702

Net increase in net assets from operations	3,600,116	6,456,789
Distribution to Shareholders	(6,389,351)	(4,857,398)
Transactions in Shares of the Fund
Net increase	221,819,085	240,931,240
Other capital	84,934	98,627

Total increase	219,114,784	242,629,258
Net Assets
Beginning of period	290,121,249	47,491,991

End of period	$509,236,033	$290,121,249

See notes to financial statements.

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 33

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 12 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Short Duration Municipal ETF (the “Fund”, a diversified portfolio). The Fund commenced investment operations on September 14, 2022. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open

34 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at fair value by an independent pricing service. If an independent fair value price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may value foreign equity securities using fair value prices at the discretion of the Adviser.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 35

NOTES TO FINANCIAL STATEMENTS (continued)

pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

36 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$470,679,416		$	– 0	–	$470,679,416
Short-Term Municipal Notes		– 0	–	6,260,000			– 0	–	6,260,000
Corporates – Investment Grade		– 0	–	3,984,156			– 0	–	3,984,156
Asset-Backed Securities		– 0	–	3,911,540			– 0	–	3,911,540
Collateralized Mortgage Obligations		– 0	–	2,581,876			– 0	–	2,581,876
Short-Term Investments:
U.S. Treasury Bills		– 0	–	18,369,288			– 0	–	18,369,288
Investment Companies		718,874		– 0	–		– 0	–	718,874

Total Investments in Securities		718,874		505,786,276			– 0	–	506,505,150
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	240,909			– 0	–	240,909	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(876,839)			– 0	–	(876,839	)(b)

Total		$718,874		$505,150,346		$	– 0	–	$505,869,220

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 37

NOTES TO FINANCIAL STATEMENTS (continued)

losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these

38 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .27% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, certain legal and transfer agency costs. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended May 31, 2024, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $4,828.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,352	$156,860	$158,493	$719	$158

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets.

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 39

NOTES TO FINANCIAL STATEMENTS (continued)

No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended May 31, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$151,561,443	$31,911,351
U.S. government securities	1,381,742	2,499,258

During the six months ended May 31, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

For the six months ended May 31, 2024, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions
Investment securities (excluding U.S. government securities)	$36,770,696		$	– 0	–
U.S. government securities	– 0	–		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,474,516
Gross unrealized depreciation	(4,135,545)

Net unrealized depreciation	$(2,661,029)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

40 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 41

NOTES TO FINANCIAL STATEMENTS (continued)

the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps

42 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2024, the Fund held interest rate swaps for hedging purposes.

During the six months ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$240,909	*	Payable for variation margin on centrally cleared swaps	$876,839	*

Total		$240,909			$876,839

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(241,177)	$(470,181)

Total		$(241,177)	$(470,181)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2024:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$78,918,571

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 43

NOTES TO FINANCIAL STATEMENTS (continued)

currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

Transactions in shares of the Fund were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Shares sold	9,500,000	12,050,000	$238,056,515	$300,050,480

Shares redeemed	(650,000)	(2,350,000)	(16,237,430)	(59,119,240)

Net increase	8,850,000	9,700,000	$221,819,085	$240,931,240

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health

44 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

crises (including the occurrence of a contagious disease or illness), interest rate levels, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 45

NOTES TO FINANCIAL STATEMENTS (continued)

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will likely decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline

46 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Variable and Floating-Rate Securities Risk—Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

When-Issued and Forward Commitment Risks—These securities are purchased before the securities are actually issued or delivered. These securities are subject to the risk that, when delivered, they will be worth less than the agreed-upon purchase price.

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 47

NOTES TO FINANCIAL STATEMENTS (continued)

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). The Fund’s shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned

48 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$750,870	$19,391

Total taxable distributions	750,870	19,391
Tax-exempt distributions	4,106,528	78,845

Total distributions paid	$4,857,398	$98,236

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 49

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$788,204
Accumulated capital and other losses	$(304,725	)(a)
Unrealized appreciation (depreciation)	970,240	(b)

Total accumulated earnings (deficit)	$1,453,719

(a)	As of November 30, 2023, the Fund had a net capital loss carryforward of $304,725.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of swaps.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $304,725, which may be carried forward for an indefinite period.

NOTE H

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

50 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	September 14, 2022(a) to November 30, 2022

Net asset value, beginning of period	$ 25.01	$ 24.97	$ 25.00

Income From Investment Operations

Net investment income(b)(c)	.44	.86	.16

Net realized and unrealized loss on investment transactions	(.15)	(.03)	(.10)

Net increase in net asset value from operations	.29	.83	.06

Less: Dividends

Dividends from net investment income	(.40)	(.79)	(.09)

Net asset value, end of period	$ 24.90	$ 25.01	$ 24.97

Total Return(d)

Total investment return based on net asset value	1.16%	3.41%	.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$509,236	$290,121	$47,492

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.27%^	.27%	.27%^

Expenses, before waivers/reimbursements	.27%^	.27%	.27%^

Net investment income(c)	3.52%^	3.46%	2.99%^

Portfolio turnover rate(e)	10%	25%	11%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See notes to financial statements.

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 51

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Short Duration Municipal ETF (the “Fund”) for an initial two-year period at meetings held in-person on May 3-4, 2022 (the “May Meeting”) and August 2-3, 2022 (together with the May Meeting, the “Meetings”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions

52 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 53

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other funds in the same category as the Fund, based on the Fund’s projected net assets of $250 million. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with those for other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place

54 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the shares of the Fund in comparison to a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”) selected by the 15(c) service provider. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s projected expense ratio was equal to the medians. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB TAX-AWARE SHORT DURATION MUNICIPAL ETF | 55

NOTES

56 | AB TAX-AWARE SHORT DURATION MUNICIPAL ETF	abfunds.com

AB TAX-AWARE SHORT DURATION MUNICIPAL ETF

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ETF-TASDM-0152-0524

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Active ETFs, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 26, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 26, 2024